As filed with the SEC on May 27, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2014 are attached.

Transamerica Asset Allocation Variable Funds

Quarterly Schedules of Investments

March 31, 2014

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

The above accounts are “fund of funds” fully invested in various accounts of the Transamerica Partners Variable Funds.

Each Transamerica Partners Variable Fund is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Transamerica Partners Portfolios which are located in this report.

Transamerica Asset Allocation Variable – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 8.6%
Transamerica Partners Variable Large Growth (A) (B)	2,743	$ 211,351
Transamerica Partners Variable Large Value (A) (B)	3,002	223,840
Transamerica Partners Variable Small Core (A) (B)	2,722	154,357
Fixed Income - 89.0%
Transamerica Partners Variable Core Bond (A) (B)	73,593	3,219,950
Transamerica Partners Variable High Quality Bond (A) (B)	60,797	1,078,332
Transamerica Partners Variable High Yield Bond (A) (B)	24,315	741,894
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	39,016	1,048,578
International Equity - 2.1%
Transamerica Partners Variable International Equity (A) (B)	6,362	147,814
Money Market - 0.3%
Transamerica Partners Variable Money Market (A) (B)	875	18,465

Total Investment Companies (cost $5,792,443)		6,844,581

Total Investment Securities (cost $5,792,443) (C)		6,844,581
Other Assets and Liabilities - Net - (0.0)% (D)		(1,169)

Net Assets - 100.0%		$ 6,843,412

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$6,844,581	$—	$—	$6,844,581

Total Investment Securities	$6,844,581	$—	$—	$6,844,581

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Each Subaccount invests substantially all of its assets in an affiliated fund of the Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $5,792,443. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,052,138.
(D)	Percentage rounds to less than 0.1%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	March 31, 2014 Form N-Q

Transamerica Asset Allocation Variable – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 41.0%
Transamerica Partners Variable Large Growth (A) (B)	37,966	$ 2,924,955
Transamerica Partners Variable Large Value (A) (B)	40,893	3,048,958
Transamerica Partners Variable Small Core (A) (B)	37,038	2,100,003
Fixed Income - 46.8%
Transamerica Partners Variable Core Bond (A) (B)	101,598	4,445,300
Transamerica Partners Variable High Quality Bond (A) (B)	84,101	1,491,670
Transamerica Partners Variable High Yield Bond (A) (B)	38,304	1,168,703
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	79,149	2,127,198
International Equity - 12.0%
Transamerica Partners Variable International Equity (A) (B)	102,205	2,374,584
Money Market - 0.2%
Transamerica Partners Variable Money Market (A) (B)	1,800	37,975

Total Investment Companies (cost $14,779,718)		19,719,346

Total Investment Securities (cost $14,779,718) (C)		19,719,346
Other Assets and Liabilities - Net - (0.0)% (D)		(3,504)

Net Assets - 100.0%		$ 19,715,842

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$19,719,346	$—	$—	$19,719,346

Total Investment Securities	$19,719,346	$—	$—	$19,719,346

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Each Subaccount invests substantially all of its assets in an affiliated fund of the Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $14,779,718. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,939,628.
(D)	Percentage rounds to less than 0.1%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	March 31, 2014 Form N-Q

Transamerica Asset Allocation Variable – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 54.1%
Transamerica Partners Variable Large Growth (A) (B)	77,450	$ 5,966,807
Transamerica Partners Variable Large Value (A) (B)	83,409	6,218,955
Transamerica Partners Variable Small Core (A) (B)	75,243	4,266,159
Fixed Income - 27.9%
Transamerica Partners Variable Core Bond (A) (B)	99,077	4,334,965
Transamerica Partners Variable High Quality Bond (A) (B)	32,737	580,641
Transamerica Partners Variable High Yield Bond (A) (B)	36,640	1,117,941
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	91,940	2,470,966
International Equity - 17.7%
Transamerica Partners Variable International Equity (A) (B)	231,487	5,378,276
Money Market - 0.3%
Transamerica Partners Variable Money Market (A) (B)	4,256	89,778

Total Investment Companies (cost $21,825,661)		30,424,488

Total Investment Securities (cost $21,825,661) (C)		30,424,488
Other Assets and Liabilities - Net - (0.0)% (D)		(5,213)

Net Assets - 100.0%		$ 30,419,275

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Investment Companies	$30,424,488	$—	$—	$30,424,488

Total Investment Securities	$30,424,488	$—	$—	$30,424,488

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Each Subaccount invests substantially all of its assets in an affiliated fund of the Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $21,825,661. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,598,827.
(D)	Percentage rounds to less than 0.1%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	March 31, 2014 Form N-Q

Notes to Schedules of Investments

At March 31, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account is composed of three different subaccounts that are separate investment funds: Transamerica Asset Allocation Variable – Short Horizon Subaccount (“Short Horizon”), Transamerica Asset Allocation Variable – Intermediate Horizon Subaccount (“Intermediate Horizon”), and Transamerica Asset Allocation Variable – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”), (each, a “Subaccount” and collectively, the “Subaccounts”). Each Subaccount invests substantially all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest substantially all of their investable assets in the Transamerica Partners Portfolios (the “Portfolios”).

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TPVF is valued at the unit value per share of each Subaccount at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Subaccounts’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Asset Allocation Variable Funds	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Subaccounts’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Each Subaccount invests substantially all of its investable assets among certain TPVF subaccounts and the TPVF subaccounts invest all of their investable assets in the Portfolios. The summary of the inputs used for valuing each Portfolio’s assets carried at fair value is discussed in Note 2 of the Portfolios’ Notes to Schedules of Investments, which are attached to this report.

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Subaccounts’ investments, at March 31, 2014, is disclosed in the Valuation Summary of each Subaccount’s Schedule of Investments.

Transamerica Asset Allocation Variable Funds	March 31, 2014 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 3.5%
Commercial Banks - 3.5%
Korea Development Bank, Series MTN
0.59%, 01/16/2015 - 144A (A)	$ 24,500,000	$ 24,500,000
Standard Chartered PLC
5.50%, 11/18/2014 - 144A	6,410,000	6,611,588

Total Corporate Debt Securities (cost $31,111,588)		31,111,588

CERTIFICATES OF DEPOSIT - 42.7%
Commercial Banks - 38.9%
Bank of America
0.26%, 05/28/2014 (B)	16,000,000	16,000,000
Bank of Nova Scotia
0.24%, 04/09/2014 (B)	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.10%, 04/03/2014 (B)	20,000,000	20,000,000
0.34%, 06/20/2014 (B)	20,000,000	20,000,000
Barclays Bank PLC
0.60%, 04/02/2014 - 144A (B) (C)	21,000,000	21,000,000
Commonwealth Bank of Australia
0.22%, 11/24/2014 - 144A (B)	20,000,000	20,000,000
0.23%, 05/15/2014 - 144A (B)	15,000,000	15,000,318
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.24%, 04/22/2014 (B)	8,000,000	8,000,098
0.37%, 07/11/2014 (B)	25,000,000	25,000,000
Credit Suisse
0.19%, 05/27/2014 (B)	20,000,000	20,000,000
Deutsche Bank AG
0.25%, 06/20/2014 (B)	12,500,000	12,500,000
Goldman Sachs
0.44%, 06/02/2014 (B) (C)	20,000,000	20,000,000
Mizuho Bank, Ltd.
0.15%, 05/05/2014 (B)	17,500,000	17,500,000
National Australia Bank, Ltd.
0.22%, 10/23/2014 (B)	9,500,000	9,500,011
PNC Bank NA
0.30%, 12/03/2014 (B)	11,000,000	11,000,000
Sumitomo Mitsui Banking Corp.
0.08%, 04/04/2014 (B)	27,500,000	27,500,000
US Bank
0.10%, 04/01/2014 (B)	42,000,000	42,000,000
Westpac Banking Corp.
0.22%, 09/25/2014 - 144A (B)	15,000,000	15,000,032
0.28%, 04/25/2014 (B)	10,000,000	10,000,000
Consumer Finance - 3.8%
Alpine Securitization Corp.
0.19%, 05/20/2014 (B)	15,000,000	15,000,000
Toyota Motor Credit
0.19%, 04/28/2014 (B)	18,500,000	18,500,000

Total Certificates of Deposit (cost $378,500,459)		378,500,459

COMMERCIAL PAPER - 40.5%
Commercial Banks - 17.6%
Deutsche Bank Financial LLC
0.23%, 04/30/2014 (B)	4,000,000	3,999,259
HSBC USA, Inc.
0.24%, 08/28/2014 (B)	15,000,000	14,985,100
Korea Development Bank
0.40%, 05/02/2014 (B)	10,000,000	9,996,555

	Principal	Value
Commercial Banks (continued)
Mizuho Funding LLC
0.24%, 07/01/2014 - 144A (B)	$ 12,500,000	$ 12,492,575
PNC Bank NA
0.27%, 07/23/2014 - 07/31/2014 (B)	20,700,000	20,681,857
Skandinaviska Enskilda Banken AB
0.25%, 05/27/2014 - 09/23/2014 - 144A (B)	17,500,000	17,482,865
0.27%, 06/02/2014 - 144A (B)	15,000,000	14,993,025
Societe Generale North America, Inc.
0.03%, 04/04/2014 (B)	26,300,000	26,299,934
Standard Chartered Bank
0.28%, 09/02/2014 - 144A (B)	10,000,000	9,988,022
Standard Chartered PLC
1.18%, 05/12/2014 - 144A (B)	9,300,000	9,309,189
Sumitomo Mitsui Banking Corp.
0.24%, 08/05/2014 - 144A (B)	16,500,000	16,486,140
Diversified Financial Services - 20.1%
BNP Paribas Finance, Inc.
0.07%, 04/02/2014 (B)	16,400,000	16,399,968
Cancara Asset Securitisation LLC
0.16%, 04/16/2014 - 144A (B)	3,000,000	2,999,800
Chariot Funding LLC
0.30%, 07/17/2014 - 144A (B)	15,000,000	14,986,625
Collateralized Commercial Paper II Co. LLC
0.40%, 06/03/2014 - 144A (B)	29,000,000	28,979,700
Gemini Securitization Corp. LLC
0.22%, 05/29/2014 - 144A (B)	17,000,000	16,993,975
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	8,500,000	8,485,984
0.30%, 07/28/2014 - 144A (B)	12,000,000	11,988,200
Kells Funding LLC
0.24%, 04/16/2014 (B)	16,500,000	16,498,350
Mont Blanc Capital Corp.
0.20%, 06/11/2014 - 144A (B)	13,000,000	12,994,872
Rabobank USA Financial Corp.
0.25%, 08/21/2014 (B)	7,000,000	6,993,097
Regency Markets No. 1 LLC
0.14%, 04/14/2014 - 144A (B)	6,000,000	5,999,697
Thunder Bay Funding LLC
0.23%, 04/24/2014 - 144A (B)	10,000,000	9,998,531
Victory Receivables Corp.
0.17%, 04/04/2014 - 144A (B)	25,000,000	24,999,646
Electric Utilities - 1.8%
American Electric Power Co., Inc.
0.20%, 05/05/2014 - 144A (B)	4,200,000	4,199,206
Duke Energy Corp.
0.21%, 04/07/2014 - 144A (B)	4,200,000	4,199,853
Pacific Gas & Electric Co.
0.21%, 04/03/2014 - 144A (B)	4,200,000	4,199,951
Westar Energy, Inc.
0.23%, 04/11/2014 - 144A (B)	3,400,000	3,399,783
Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.23%, 04/01/2014 - 144A (B)	4,200,000	4,200,000
Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Partners, LP
0.24%, 04/04/2014 - 144A (B)	4,200,000	4,199,916

Total Commercial Paper (cost $359,431,675)		359,431,675

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bill
0.07%, 04/24/2014 (B)	$ 20,000,000	$ 19,999,176
0.09%, 06/26/2014 (B)	15,000,000	14,996,900

Total Short-Term U.S. Government Obligations (cost $34,996,076)		34,996,076

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.8%
Freddie Mac
0.06%, 04/25/2014 - 05/02/2014 (B)	9,630,000	9,629,567
0.08%, 04/01/2014 - 04/11/2014 (B)	6,700,000	6,699,929

Total Short-Term U.S. Government Agency Obligations (cost $16,329,496)		16,329,496

REPURCHASE AGREEMENTS - 7.5%
Barclays Capital, Inc. 0.07% (B), dated 03/31/2014, to be repurchased at $16,600,032 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 5.85% - 6.15%, due 08/25/2021 - 06/15/2042, and with a total value of $16,932,000.	16,600,000	16,600,000
Deutsche Bank AG 0.12% (B), dated 03/31/2014, to be repurchased at $50,000,167 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 0.41% - 7.00%, due 11/15/2032 - 04/15/2043, and with a total value of $51,000,000.	50,000,000	50,000,000
State Street Bank & Trust Co. 0.01% (B), dated 03/31/2014, to be repurchased at $203,058 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/25/2042, and with a value of $207,653.	203,058	203,058

Total Repurchase Agreements (cost $66,803,058)		66,803,058

Total Investment Securities (cost $887,172,352) (D)		887,172,352
Other Assets and Liabilities - Net - 0.0% (E)		98,982

Net Assets - 100.0%		$ 887,271,334

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$31,111,588	$—	$31,111,588
Certificates of Deposit	—	378,500,459	—	378,500,459
Commercial Paper	—	359,431,675	—	359,431,675
Short-Term U.S. Government Obligations	—	34,996,076	—	34,996,076
Short-Term U.S. Government Agency Obligations	—	16,329,496	—	16,329,496
Repurchase Agreements	—	66,803,058	—	66,803,058

Total Investment Securities	$—	$887,172,352	$—	$887,172,352

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(B)	Rate shown reflects the yield at March 31, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $41,000,000, or 4.62% of the portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $887,172,352.
(E)	Percentage rounds to less than 0.01%.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $345,689,493, or 38.96% of the portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.2%
U.S. Treasury Note
0.13%, 12/31/2014 (A)	$ 3,000,000	$ 3,000,702
0.38%, 01/31/2016 (A)	38,000,000	38,011,856
0.75%, 12/31/2017	3,460,000	3,392,693

Total U.S. Government Obligations (cost $44,459,512)		44,405,251

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.5%
Fannie Mae
2.50%, 05/15/2014	950,000	952,790
5.50%, 12/01/2022	335,564	370,149
6.00%, 07/01/2014 - 09/01/2014	1,664	1,666
Fannie Mae REMIC
4.00%, 07/25/2033	73	73
Freddie Mac
4.50%, 05/01/2023 - 09/01/2026	4,397,841	4,681,298
5.50%, 04/01/2017	81,141	86,258
FREMF Mortgage Trust
Series 2013-K502, Class B
2.73%, 03/25/2045 - 144A (B)	1,820,000	1,803,381
Ginnie Mae
1.49%, 03/16/2043	3,837,305	3,741,894
1.78%, 09/16/2041	3,929,639	3,857,046
4.52%, 12/20/2061	2,537,540	2,770,687
4.67%, 11/20/2061 - 09/20/2063	4,441,382	4,852,605
4.80%, 02/20/2063	3,719,275	4,073,417
4.89%, 06/20/2063	3,512,241	3,837,190
4.95%, 05/20/2062	4,228,224	4,601,225
5.32%, 04/20/2061	2,171,720	2,376,824
5.47%, 01/20/2060	6,905,317	7,593,405
5.59%, 11/20/2059	5,988,105	6,471,434
5.65%, 06/20/2059	4,258,627	4,604,292
5.75%, 12/15/2022	495,223	534,333

Total U.S. Government Agency Obligations (cost $58,346,023)		57,209,967

FOREIGN GOVERNMENT OBLIGATION - 0.5%
Province of Ontario Canada
2.30%, 05/10/2016 (A)	1,985,000	2,053,602

Total Foreign Government Obligation (cost $2,013,417)		2,053,602

MORTGAGE-BACKED SECURITIES - 13.8%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4
4.67%, 06/11/2041	2,517,831	2,604,978
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 - 144A	3,000,000	3,137,313
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.30%, 01/15/2046 (B)	2,000,000	2,130,610
Commercial Mortgage Pass-Through Certificates
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	4,050,000	4,148,233
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	4,110,879	4,301,953
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400,000	1,472,408

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Del Coronado Trust
Series 2013-HDC, Class A
0.96%, 03/15/2026 - 144A (B)	$ 2,050,000	$ 2,050,119
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (B)	22,475	22,481
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	2,352,017	2,391,063
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.09%, 07/15/2045	1,555,306	1,552,055
Series 2013-C17, Class A1
1.25%, 01/15/2047	3,355,632	3,345,126
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A3
5.79%, 02/15/2051	7,000,000	7,064,575
Series 2007-CB18, Class A3
5.45%, 06/12/2047	771,494	786,803
Series 2007-CB20, Class A3
5.82%, 02/12/2051	383,882	385,465
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.76%, 12/12/2034 (B)	501,560	537,756
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (B)	3,748,520	3,970,286
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
5.86%, 08/12/2049 (B)	1,472,709	1,484,157
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class ASB
5.75%, 06/12/2050 (B)	1,391,962	1,401,404
N-Star Real Estate CDO, Ltd.
Series 2013-1A, Class A
2.00%, 08/25/2029 - 144A (B)	2,249,984	2,252,093
NLY Commercial Mortgage Trust
Series 2014-FL1, Class A
1.36%, 11/15/2030 - 144A (B)	3,000,000	3,003,795
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (B)	460,696	469,770
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,284,729	1,286,708
Series 2007-C30, Class APB
5.29%, 12/15/2043	2,981,405	3,024,772
WF-RBS Commercial Mortgage Trust
Series 2013-C18, Class A1
1.19%, 12/15/2046	1,933,911	1,927,817

Total Mortgage-Backed Securities (cost $55,297,756)		54,751,740

ASSET-BACKED SECURITIES - 26.9%
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 01/15/2019	1,500,000	1,498,439
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	1,349,000	1,349,209
ARI Fleet Lease Trust
Series 2012-B, Class A
0.46%, 01/15/2021 - 144A (B)	386,897	386,458

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	$ 2,000,000	$ 2,076,396
Capital One Multi-Asset Execution Trust
Series 2006-A3, Class A3
5.05%, 12/17/2018	4,000,000	4,327,572
Series 2007-A7, Class A7
5.75%, 07/15/2020 (A)	1,000,000	1,141,937
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	993,183	1,001,572
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	3,875,000	3,880,696
Series 2014-A1, Class A1
1.15%, 01/15/2019	3,875,000	3,874,961
Citibank Credit Card Issuance Trust
Series 2006-A3, Class A3
5.30%, 03/15/2018	1,905,000	2,075,520
Series 2009-A4, Class A4
4.90%, 06/23/2016	2,100,000	2,121,703
CLI Funding V LLC
Series 2013-1A
2.83%, 03/18/2028 - 144A	990,000	968,627
CNH Equipment Trust
Series 2010-B, Class A4
1.74%, 01/17/2017	1,594,174	1,596,302
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495,000	3,522,750
Series 2012-C, Class B
1.30%, 03/16/2020	640,000	639,927
Series 2014-A, Class A3
0.84%, 05/15/2019	1,090,000	1,088,039
Detroit Edison Securitization Funding LLC
Series 2001-1, Class A6
6.62%, 03/01/2016	1,417,900	1,476,582
Diamond Resorts Owner Trust
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	3,144,097	3,143,364
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	4,000,000	4,556,444
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
2.12%, 02/01/2016	397,335	400,794
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	3,000,000	3,015,696
Ford Credit Auto Owner Trust
Series 2010-B, Class A4
1.58%, 09/15/2015	810,961	813,171
Series 2010-B, Class B
2.54%, 02/15/2016	5,500,000	5,574,948
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,594,870
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class B
0.94%, 09/15/2016	555,000	555,852
Series 2013-5, Class B
1.88%, 09/15/2018	1,665,000	1,686,280
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 01/15/2018	4,400,000	4,416,658
Series 2012-5, Class B
1.51%, 06/15/2018	1,850,000	1,862,524

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GE Equipment Transportation LLC
Series 2013-1, Class B
1.23%, 03/24/2021	$ 2,150,000	$ 2,124,312
Hertz Fleet Lease Funding, LP
Series 2013-3, Class A
0.70%, 12/10/2027 - 144A (B)	750,000	751,607
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	2,000,000	2,017,168
Series 2011-1A, Class B
1.84%, 01/17/2017 - 144A	1,500,000	1,524,305
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	1,572,589	1,584,535
Series 2012-C, Class C
1.42%, 02/15/2019	1,010,000	1,010,193
Invitation Homes Trust
Series 2013-SFR1, Class B
1.60%, 12/17/2030 - 144A (B)	1,080,000	1,079,346
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440,000	1,439,614
Series 2013-B, Class A3
0.87%, 08/15/2017	1,500,000	1,505,360
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	2,514,726	2,570,619
Series 2011-AA, Class A3
1.27%, 09/15/2015 - 144A	391,194	391,772
SBA
3.33%, 02/25/2022	3,200,000	3,424,029
4.24%, 02/25/2024	3,500,000	3,867,402
SMART Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,096,139
Series 2013-2US, Class A3B
0.59%, 01/14/2017 (B)	2,805,000	2,803,737
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,829,175
Volvo Financial Equipment LLC
Series 2012-1A, Class C
2.38%, 09/16/2019 - 144A	2,250,000	2,300,227
World Financial Network Credit Card Master Trust
Class A
1.61%, 12/15/2021 - 144A	5,000,000	4,923,955
Series 2010-A, Class A
3.96%, 04/15/2019	4,750,000	4,929,954
Series 2013-B, Class A
0.91%, 03/16/2020	560,000	558,235
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class B
1.49%, 02/15/2018	865,000	870,842

Total Asset-Backed Securities (cost $106,838,694)		106,249,817

CORPORATE DEBT SECURITIES - 29.1%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320,000	1,355,522

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Capital Markets - 2.4%
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	$ 3,005,000	$ 3,147,076
Morgan Stanley, Series MTN
5.75%, 10/18/2016	5,750,000	6,381,523
Chemicals - 0.8%
Airgas, Inc.
4.50%, 09/15/2014	3,301,000	3,356,038
Commercial Banks - 7.7%
Bank of Montreal, Series MTN
0.48%, 09/24/2015 (B)	2,010,000	2,011,855
Bank of Nova Scotia
1.28%, 01/12/2015 (B)	3,875,000	3,905,628
Citigroup, Inc.
1.70%, 07/25/2016	1,875,000	1,896,293
Deutsche Bank AG
6.00%, 09/01/2017	2,240,000	2,549,960
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,233,260
JPMorgan Chase & Co.
2.00%, 08/15/2017	2,860,000	2,899,319
KFW
1.00%, 01/12/2015	1,250,000	1,257,750
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,339,362
Wells Fargo Bank NA
4.75%, 02/09/2015 (A)	5,000,000	5,181,625
Westpac Banking Corp.
1.13%, 09/25/2015	4,300,000	4,330,620
Consumer Finance - 1.8%
Capital One Financial Corp.
3.15%, 07/15/2016	2,700,000	2,823,814
7.38%, 05/23/2014	2,200,000	2,221,364
Caterpillar Financial Services Corp., Series MTN
1.00%, 03/03/2017	2,020,000	2,011,973
Diversified Consumer Services - 0.8%
Yale University, Series MTN
2.90%, 10/15/2014	3,125,000	3,166,009
Diversified Financial Services - 4.0%
American Honda Finance Corp.
0.74%, 10/07/2016 (B)	1,235,000	1,244,869
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	2,465,000	2,525,676
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	1,750,000	1,854,263
4.21%, 04/15/2016 (A)	2,060,000	2,183,194
General Electric Capital Corp.
1.63%, 07/02/2015	7,700,000	7,804,651
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,294,633
Verizon Communications, Inc.
1.76%, 09/15/2016 (B)	1,670,000	1,717,901
Electric Utilities - 0.5%
Hydro-Quebec
1.38%, 06/19/2017	2,160,000	2,167,860
Food & Staples Retailing - 0.4%
CVS Caremark Corp.
3.25%, 05/18/2015	1,487,000	1,529,408
Health Care Providers & Services - 0.5%
Ventas Realty, LP
1.55%, 09/26/2016	1,760,000	1,775,437

	Principal	Value
Insurance - 2.4%
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	$ 2,200,000	$ 2,143,665
2.50%, 09/29/2015 - 144A	3,685,000	3,784,734
New York Life Global Funding
1.30%, 10/30/2017 - 144A (A)	3,745,000	3,702,386
IT Services - 0.8%
Xerox Corp.
8.25%, 05/15/2014	3,005,000	3,030,203
Machinery - 1.0%
Caterpillar, Inc.
1.38%, 05/27/2014 (A)	3,775,000	3,780,051
Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	2,880,000	3,513,652
Oil, Gas & Consumable Fuels - 0.4%
Total Capital SA
3.00%, 06/24/2015	1,500,000	1,546,480
Real Estate Investment Trusts - 1.8%
Health Care REIT, Inc.
6.20%, 06/01/2016	1,750,000	1,937,269
Simon Property Group, LP
2.15%, 09/15/2017	2,175,000	2,222,530
5.10%, 06/15/2015	2,975,000	3,133,699
Road & Rail - 0.5%
Canadian National Railway Co.
0.44%, 11/06/2015 (B)	1,850,000	1,850,011
Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.
1.75%, 05/15/2017	1,458,000	1,467,769
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV
2.38%, 09/08/2016	3,618,000	3,722,922

Total Corporate Debt Securities (cost $113,863,523)		115,002,254

CONVERTIBLE BOND - 0.9%
Consumer Finance - 0.9%
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	3,305,000	3,423,183

Total Convertible Bond (cost $3,299,530)		3,423,183

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	18,012,572	18,012,572

Total Securities Lending Collateral (cost $18,012,572)		18,012,572

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $10,773,984 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $10,990,410.	$ 10,773,981	10,773,981

Total Repurchase Agreement (cost $10,773,981)		10,773,981

Total Investment Securities (cost $412,905,008) (D)		411,882,367
Other Assets and Liabilities - Net - (4.2)%		(16,702,275)

Net Assets - 100.0%		$ 395,180,092

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$44,405,251	$—	$44,405,251
U.S. Government Agency Obligations	—	57,209,967	—	57,209,967
Foreign Government Obligation	—	2,053,602	—	2,053,602
Mortgage-Backed Securities	—	54,751,740	—	54,751,740
Asset-Backed Securities	—	106,249,817	—	106,249,817
Corporate Debt Securities	—	115,002,254	—	115,002,254
Convertible Bond	—	3,423,183	—	3,423,183
Securities Lending Collateral	18,012,572	—	—	18,012,572
Repurchase Agreement	—	10,773,981	—	10,773,981

Total Investment Securities	$18,012,572	$393,869,795	$—	$411,882,367

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $17,645,856. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $412,905,008. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,389,203 and $3,411,844, respectively. Net unrealized depreciation for tax purposes is $1,022,641.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $52,461,516, or 13.28% of the portfolio’s net assets.
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 90.2%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 4,160,757	$ 3,483,985
0.75%, 02/15/2042 (A)	9,145,967	7,969,850
1.38%, 02/15/2044	2,668,165	2,722,780
1.75%, 01/15/2028	8,724,900	9,666,919
2.00%, 01/15/2026	6,216,113	7,078,114
2.13%, 02/15/2040 - 02/15/2041	9,255,531	11,102,658
2.38%, 01/15/2025 - 01/15/2027	21,215,035	25,042,823
2.50%, 01/15/2029	8,263,042	10,034,431
3.38%, 04/15/2032	937,398	1,295,660
3.63%, 04/15/2028	6,912,215	9,396,831
3.88%, 04/15/2029	7,746,765	10,936,255
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023	80,612,711	81,008,045
0.38%, 07/15/2023	14,924,696	14,761,449
0.63%, 07/15/2021	193,329	199,053
0.63%, 01/15/2024 (A)	12,259,230	12,301,377
1.13%, 01/15/2021	9,505,099	10,090,252
1.25%, 07/15/2020	5,726,936	6,171,667
1.38%, 07/15/2018 (A)	2,277,702	2,471,307
1.38%, 01/15/2020	4,826,551	5,216,068
1.88%, 07/15/2019 (A) (B)	4,463,755	4,968,021
2.13%, 01/15/2019	4,270,657	4,769,124
2.50%, 07/15/2016	8,609,150	9,392,048

Total U.S. Government Obligations (cost $253,241,039)		250,078,717

FOREIGN GOVERNMENT OBLIGATIONS - 8.5%
Brazil Notas do Tesouro Nacional
6.00%, 08/15/2016	BRL 2,661,000	2,841,586
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 04/15/2016	EUR 10,248,506	14,749,905
Hellenic Republic Government Bond
4.40%, 10/15/2042 (C)	366,000	6,807
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	3,473,192	5,023,414
New Zealand Government Bond
3.00%, 09/20/2030	NZD 1,194,000	1,050,419

Total Foreign Government Obligations (cost $22,716,273)		23,672,131

MORTGAGE-BACKED SECURITY - 0.0% (D)
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class A4
4.55%, 12/10/2041	$ 78,501	78,688

Total Mortgage-Backed Security (cost $75,278)		78,688

	Contracts	Value
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
10-Year U.S. Treasury Note Future
Exercise Price $121.50
Expires 04/25/2014	88	9,625
10-Year U.S. Treasury Note Future
Exercise Price $123.50
Expires 04/25/2014	88	56,375
30-Year U.S. Treasury Note Future
Exercise Price $133.00
Expires 05/23/2014	97	139,437

	Contracts	Value
Put Options (continued)
Eurodollar, Mid-Curve 1-Year Future
Exercise Price $99.38
Expires 04/11/2014	114	$ 14,963

Total Purchased Options (cost $171,246)		220,400

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (D) (E)
Call Options - 0.0% (D)
OTC - USD vs. EUR
Exercise Price EUR 1.40
Expires 04/07/2014
Counterparty: DUB	EUR 2,030,000	1,051
OTC - USD vs. EUR
Exercise Price EUR 1.41
Expires 04/16/2014
Counterparty: BNP	4,090,000	1,809
Put Options - 0.0% (D)
OTC - USD vs. MXN
Exercise Price $12.90
Expires 04/24/2014
Counterparty: MSC	$ 1,515,000	4,991
OTC - USD vs. MXN
Exercise Price $13.10
Expires 04/24/2014
Counterparty: GSC	1,515,000	14,591

Total Purchased Foreign Exchange Options (cost $36,839)		22,442

PURCHASED SWAPTIONS - 0.3% (E)
Call Options - 0.0% (D)
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 1.66%, European Style
Expires 01/07/2015
Counterparty: DUB	12,100,000	107,363
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style
Expires 05/10/2014
Counterparty: DUB	14,800,000	0
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style
Expires 05/13/2014
Counterparty: DUB	1,855,000	0
Put Options - 0.3%
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.66%, European Style
Expires 01/07/2015
Counterparty: DUB	12,100,000	98,743

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Notional Amount	Value
Put Options (continued)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 2.50%, European Style
Expires 06/08/2022
Counterparty: DUB	EUR 3,200,000	$ 564,221
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.15%, European Style
Expires 04/23/2014
Counterparty: DUB	$ 4,700,000	1,511

Total Purchased Swaptions (cost $713,106)		771,838

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.2%
BlackRock Provident TempFund 24 (F)	3,424,852	3,424,852

Total Short-Term Investment Company (cost $3,424,852)		3,424,852

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (G)	6,658,794	6,658,794

Total Securities Lending Collateral (cost $6,658,794)		6,658,794

Total Investment Securities (cost $287,037,427) (H)		284,927,862
Other Assets and Liabilities - Net - (2.7)%		(7,598,051)

Net Assets - 100.0%		$ 277,329,811

	Contracts	Value
WRITTEN OPTIONS - (0.0)% (D)
Put Options - (0.0)% (D)
10-Year U.S. Treasury Note Future
Exercise Price $ 122.50
Expires 04/25/2014	176	$ (49,500)
30-Year U.S. Treasury Note Future
Exercise Price $ 130.00
Expires 05/23/2014	97	(45,469)

Total Written Options (premiums $(69,651))		(94,969)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.0)% (D) (E)
Call Options - (0.0)% (D)
OTC - USD vs. MXN
Exercise Price $14.35
Expires 04/24/2014
Counterparty: GSC	$ 1,460,000	(13)
OTC - USD vs. NZD
Exercise Price NZD 0.85
Expires 05/14/2014
Counterparty: DUB	NZD 1,340,000	(26,581)
OTC - USD vs. EUR
Exercise Price EUR 1.40
Expires 04/07/2014
Counterparty: BNP	EUR 2,030,000	(1,051)

	Notional Amount	Value
Put Options - (0.0)% (D)
OTC - USD vs. MXN
Exercise Price $13.10
Expires 04/24/2014
Counterparty: MSC	$ 1,515,000	$ (14,591)

Total Written Foreign Exchange Options (premium $(47,289))		(42,236)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

WRITTEN INFLATION-CAPPED OPTION: (E)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Cap - OTC Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(15,071)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (E)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call- OTC 10-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Receive	2.80%	02/23/2015		$8,900,000	$(108,580)	$(88,826)
Put- OTC 10-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Pay	3.80	02/23/2015		8,900,000	(108,580)	(87,902)
Put- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	3.85	01/23/2015		7,000,000	(98,305)	(51,323)
Put- OTC 20-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(215,728)

								$(465,734)	$(443,779)

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.54%	08/01/2018	$6,200,000	$(5,122)	$100	$(5,222)
3-Month USD-LIBOR	1.69	08/31/2018	10,100,000	(2,322)	176	(2,498)
3-Month USD-LIBOR	1.69	08/31/2018	4,900,000	(1,694)	85	(1,779)
3-Month USD-LIBOR	3.58	03/03/2044	800,000	(8,226)	19	(8,245)
3-Month USD-LIBOR	3.58	03/03/2044	800,000	(8,409)	19	(8,428)

				$(25,773)	$399	$(26,172)

OVER THE COUNTER SWAP AGREEMENTS: (E)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco NSA	0.00%	11/19/2015	DUB	EUR	3,135,000	$4,431	$5,335	$(904)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	2.26%	03/07/2018	UBS	$13,785,000	$(13,785)	$0	$(13,785)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	63	06/19/2014	$(8,927)
2-Year U.S. Treasury Note	Long	10	06/30/2014	(2,500)
5-Year U.S. Treasury Note	Long	341	06/30/2014	(63,394)
90-Day Eurodollar	Short	(96)	09/14/2015	27,831
90-Day Eurodollar	Long	96	09/18/2017	(25,406)
German Euro Bund	Short	(11)	06/06/2014	1,116
Long U.S. Treasury Bond	Short	(116)	06/19/2014	(42,743)
OTC Call Options Strike @ EUR 143.00 on German Euro Bund Futures (Counterparty: UBS)	Long	22	05/23/2014	4,257
OTC Put Options Strike @ EUR 143.00 on German Euro Bund Futures (Counterparty: UBS)	Long	22	05/23/2014	(22,731)
Ultra Long U.S. Treasury Bond	Short	(78)	06/19/2014	(230,460)

				$(362,957)

FORWARD FOREIGN CURRENCY CONTRACTS: (E)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	BNP	4,900,000	04/02/2014	$2,165,267	$(6,851)
BRL	BNP	(4,900,000)	04/02/2014	(2,084,929)	(73,487)
BRL	UBS	4,900,000	04/02/2014	2,116,547	41,869
BRL	UBS	(4,900,000)	04/02/2014	(2,165,267)	6,851
BRL	UBS	(4,900,000)	05/05/2014	(2,100,038)	(39,817)
CAD	BCLY	(461,000)	04/22/2014	(420,109)	3,316
EUR	DUB	(160,000)	04/15/2014	(222,173)	1,757
EUR	UBS	(3,810,000)	04/15/2014	(5,291,987)	43,314
EUR	BOA	(14,568,000)	04/22/2014	(20,073,779)	5,142
GBP	BCLY	(50,000)	04/22/2014	(82,483)	(861)
JPY	BCLY	(126,710,000)	04/15/2014	(1,233,479)	5,747
MXN	DUB	35,455,000	04/15/2014	2,659,850	52,721
MXN	RBC	(7,503,000)	04/15/2014	(564,662)	(9,373)
NOK	DUB	(1,495,000)	04/15/2014	(250,263)	733
NZD	DUB	130,000	04/15/2014	109,912	2,769
NZD	UBS	725,000	04/15/2014	611,312	17,102
NZD	UBS	(668,000)	04/15/2014	(567,503)	(11,505)

					$39,427

FORWARD FOREIGN CROSS CURRENCY CONTRACTS : (E)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NOK	DUB	988,336	04/15/2014	$166,037	$(1,074)
AUD	DUB	(185,000)	04/15/2014	(166,037)	(5,355)
NOK	JPM	11,571,906	04/15/2014	1,943,437	(11,976)
AUD	JPM	(2,165,000)	04/15/2014	(1,943,437)	(62,315)

					$(80,720)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$250,078,717	$—	$250,078,717
Foreign Government Obligations	—	23,672,131	—	23,672,131
Mortgage-Backed Security	—	78,688	—	78,688
Purchased Options	220,400	—	—	220,400
Purchased Foreign Exchange Options	—	22,442	—	22,442
Purchased Swaptions	—	771,838	—	771,838
Short-Term Investment Company	3,424,852	—	—	3,424,852
Securities Lending Collateral	6,658,794	—	—	6,658,794

Total Investment Securities	$10,304,046	$274,623,816	$—	$284,927,862

Derivative Financial Instruments
Futures Contracts (K)	$28,947	$4,257	$—	$33,204
Forward Foreign Currency Contracts (K)	—	181,321	—	181,321

Total Derivative Financial Instruments	$28,947	$185,578	$—	$214,525

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(94,969)	$—	$—	$(94,969)
Written Foreign Exchange Options	—	(42,236)	—	(42,236)
Written Inflation-Capped Option	—	(15,071)	—	(15,071)
Written Swaptions on Interest Rate Swap Agreements	—	(443,779)	—	(443,779)
Interest Rate Swap Agreements (K)	—	(40,861)	—	(40,861)
Futures Contracts (K)	(373,430)	(22,731)	—	(396,161)
Forward Foreign Currency Contracts (K)	—	(141,894)	—	(141,894)
Forward Foreign Cross Currency Contracts (K)	—	(80,720)	—	(80,720)

Total Derivative Financial Instruments	$(468,399)	$(787,292)	$—	$(1,255,691)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $6,525,383. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $741,241.
(C)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(D)	Percentage rounds to less than 0.1%.
(E)	Cash in the amount of $500,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(F)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(G)	Rate shown reflects the yield at March 31, 2014.
(H)	Aggregate cost for federal income tax purposes is $287,037,427. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,098,708 and $6,208,273, respectively. Net unrealized depreciation for tax purposes is $2,109,565.
(I)	Cash in the amount of $375,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HICP	Harmonized Index of Consumer Prices
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
NAS	National Academy of Sciences
NSA	Not Seasonally Adjusted
OTC	Over the Counter
RBC	Royal Bank of Canada
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.3%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 175,000	$ 149,105
3.63%, 02/15/2044	10,864,600	10,990,216
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	6,241,532	5,438,909
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	1,707,377	1,652,020
0.63%, 01/15/2024	27,585,773	27,680,613
U.S. Treasury Note
0.38%, 03/31/2016	2,915,000	2,911,811
0.75%, 03/15/2017	19,935,000	19,860,244
1.25%, 11/30/2018	298,800	293,571
1.63%, 03/31/2019 - 11/15/2022	33,930,000	33,741,016
2.00%, 02/28/2021	7,740,000	7,593,064
2.25%, 03/31/2021	18,745,000	18,674,706
2.75%, 02/15/2024 (A)	11,756,300	11,782,023

Total U.S. Government Obligations (cost $142,295,622)		140,767,298

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.5%
Fannie Mae
1.00%, 08/03/2043	11,200,000	11,915,828
1.33%, 08/01/2037 (B)	10,620	11,496
1.90%, 08/01/2034 - 01/01/2035 (B)	70,235	74,216
2.50%, 09/01/2027	19,044,255	19,093,317
2.74%, 08/01/2035 (B)	105,319	111,637
3.00%, 02/01/2043 - 06/01/2043	38,386,618	37,108,587
3.00%, 03/01/2041 (B)	634,886	672,217
3.14%, 03/01/2041 (B)	757,386	798,058
3.21%, 12/01/2040 (B)	1,525,836	1,604,074
3.35%, 06/01/2041 (B)	1,645,952	1,733,769
3.49%, 09/01/2041 (B)	1,200,748	1,267,145
3.50%, 07/01/2028 - 01/01/2044	41,925,423	43,164,837
4.00%, 01/01/2025 - 02/01/2044	46,005,593	48,133,433
4.50%, 02/01/2025 - 03/01/2044	25,630,913	27,419,495
5.00%, 11/01/2032 - 01/01/2042	13,484,166	14,759,250
5.50%, 07/01/2014 - 04/01/2041	2,952,954	3,275,300
6.00%, 02/01/2034 - 12/01/2038	4,403,865	4,935,644
6.00%, 04/01/2035 (B)	7,981,864	8,973,515
6.50%, 05/01/2040	5,439,554	6,102,025
7.00%, 01/01/2015 - 09/01/2016	7,970	8,154
7.00%, 01/01/2016 (B)	15,773	16,223
Fannie Mae, IO
2.39%, 01/25/2022 (B)	5,433,146	683,490
Fannie Mae, TBA
3.00%	10,100,000	10,374,594
3.50%	15,400,000	15,512,688
4.00%	20,565,000	21,374,747
4.50%	20,100,000	21,313,548
5.00%	6,200,000	6,759,453
Farmer Mac Guaranteed Notes Trust
Series 2007-1
5.13%, 04/19/2017 - 144A	900,000	1,008,675
Freddie Mac
1.95%, 02/01/2037 - 04/01/2037 (B)	275,857	293,366
2.08%, 05/01/2037 (B)	111,754	118,249
2.29%, 01/01/2038 (B)	316,144	338,152
2.37%, 09/01/2035 (B)	1,651,145	1,750,564
2.50%, 05/01/2037 (B)	122,409	128,785
2.64%, 12/01/2034 (B)	26,620	28,364
3.00%, 01/01/2043 - 08/01/2043	23,128,455	22,329,182
3.03%, 02/01/2041 (B)	1,191,754	1,262,981
3.50%, 04/01/2042 - 02/01/2044	16,692,749	16,802,114

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
4.50%, 09/01/2043 - 11/01/2043	$ 3,944,522	$ 4,212,655
5.50%, 07/01/2016 - 06/01/2041	3,358,302	3,685,587
6.00%, 04/01/2014 - 05/01/2031	1,062,740	1,192,403
6.00%, 09/01/2037 (B)	27,778	28,291
Freddie Mac, IO
0.90%, 10/25/2022 (B)	18,356,309	1,100,663
1.39%, 11/25/2019 (B)	58,106,479	3,697,606
1.51%, 06/25/2022 (B)	19,607,411	1,882,900
1.56%, 12/25/2018 (B)	10,164,777	638,765
1.78%, 05/25/2019 (B)	7,942,862	611,966
Freddie Mac, TBA
2.50%	7,100,000	7,096,671
3.00%	5,180,000	5,248,517
3.50%	5,500,000	5,526,641
4.00%	12,800,000	13,278,500
4.50%	9,900,000	10,552,781
5.00%	10,200,000	11,082,141
5.50%	900,000	989,719
FREMF Mortgage Trust
Series 2012-K23, Class B
3.66%, 10/25/2045 - 144A (B)	1,240,000	1,191,277
Series 2012-K706, Class C
4.02%, 11/25/2044 - 144A (B)	319,700	319,938
Series 2012-K711, Class B
3.56%, 08/25/2045 - 144A (B)	1,645,000	1,646,966
Series 2013-K713, Class B
3.17%, 04/25/2046 - 144A (B)	255,000	247,114
Ginnie Mae
3.50%, 02/15/2042 - 07/15/2043	7,611,860	7,782,457
4.00%, 02/20/2044	12,515,132	13,174,447
4.50%, 05/20/2041 - 02/15/2042	28,693,341	31,010,699
5.00%, 12/15/2038 - 12/15/2040	3,059,399	3,350,290
6.50%, 12/20/2031	29,181	33,557
Ginnie Mae, IO
1.02%, 02/16/2053 (B)	10,220,744	736,466
Ginnie Mae, TBA
3.00%	21,085,000	20,732,484
3.50%	22,100,000	22,552,358
4.00%	6,100,000	6,407,281
4.50%	4,900,000	5,281,281
5.00%	11,100,000	12,123,281
5.50%	4,500,000	4,978,828
Resolution Funding Corp.
Zero Coupon, 07/15/2018 - 10/15/2018	2,400,000	2,225,297
Tennessee Valley Authority
5.98%, 04/01/2036	440,000	543,630

Total U.S. Government Agency Obligations (cost $557,471,966)		556,420,629

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Brazilian Government International Bond
4.25%, 01/07/2025 (A)	2,640,000	2,554,200
Colombia Government International Bond
4.00%, 02/26/2024 (A)	1,810,000	1,791,900
Hellenic Republic Government Bond
2.00%, 02/24/2023 - Reg S (C)	EUR 1,325,000	1,430,737
Indonesia Government International Bond, Series MTN
5.38%, 10/17/2023 - 144A	$ 2,500,000	2,593,750
Mexico Government International Bond
4.00%, 10/02/2023 (A)	5,298,000	5,350,980
Peruvian Government International Bond
7.35%, 07/21/2025	1,010,000	1,299,113
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	1,200,000	1,309,500

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa Government Bond
8.00%, 12/21/2018	ZAR 51,065,000	$ 4,883,673
South Africa Government International Bond
4.67%, 01/17/2024 (A)	$ 1,060,000	1,049,400
Turkey Government International Bond
5.75%, 03/22/2024 (A)	3,180,000	3,289,710

Total Foreign Government Obligations (cost $25,097,424)		25,552,963

MORTGAGE-BACKED SECURITIES - 14.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.99%, 02/25/2035 (B)	15,337	15,249
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (B)	245,000	257,447
Series 2007-3, Class A1A
5.60%, 06/10/2049 (B)	3,489,366	3,782,410
Series 2007-3, Class A4
5.60%, 06/10/2049 (B)	4,240,000	4,670,572
Series 2007-3, Class AM
5.60%, 06/10/2049 (B)	1,755,000	1,935,393
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.66%, 03/20/2035 (B)	294,078	295,475
Banc of America Re-REMIC Trust
Series 2010-UB4, Class A4A
5.00%, 12/20/2041 - 144A (B)	2,311,040	2,340,807
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class 4A1
5.20%, 03/25/2035 (B)	1,260,869	1,257,178
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
2.80%, 11/25/2034 (B)	120,961	101,510
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	3,046,729	3,328,911
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	2,091,488	2,273,305
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	2,114,551	2,338,608
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.36%, 12/25/2046 (B)	274,005	93,669
CD Mortgage Trust
Series 2007-CD5, Class AMA
6.12%, 11/15/2044 (B)	255,000	285,104
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	1,140,000	1,147,314
Series 2014-GC19, Class A4
4.02%, 03/10/2047	1,735,000	1,784,959
Citigroup Commercial Mortgage Trust, IO
Series 2013-GC15, Class XA
1.30%, 09/10/2046 (B)	6,538,708	472,572
COMM Mortgage Trust
Series 2006-C8, Class AM
5.35%, 12/10/2046	2,050,000	2,243,174
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	960,000	1,030,624
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	565,000	602,438
Series 2013-FL3, Class A

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
1.67%, 10/13/2028 - 144A (B)	$ 2,565,000	$ 2,580,559
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	2,110,000	2,053,047
Series 2014-CR14, Class B
4.62%, 02/10/2047 (B)	1,180,000	1,231,662
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	1,560,000	1,480,892
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	1,240,000	1,272,174
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.22%, 05/15/2045 (B)	9,892,745	1,153,296
Series 2013-LC6, Class XA
1.79%, 01/10/2046 (B)	40,854,732	3,829,641
Commercial Mortgage Trust
Series 2005-GG3, Class A3
4.57%, 08/10/2042	1,481,404	1,479,964
Series 2007-GG11, Class AJ
6.03%, 12/10/2049 (B)	375,000	378,161
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.46%, 08/25/2035 (B)	1,619,874	1,190,094
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	3,195,453	2,888,942
Series 2005-51, Class 3A3A
0.48%, 11/20/2035 (B)	1,456,924	1,141,124
Series 2006-OA21, Class A1
0.35%, 03/20/2047 (B)	4,028,830	3,144,876
Series 2007-22, Class 2A16
6.50%, 09/25/2037	9,330,377	7,585,811
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	2,309,109	1,886,614
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
2.64%, 02/25/2034 (B)	158,472	155,731
Series 2004-23, Class A
2.38%, 11/25/2034 (B)	93,767	76,821
Series 2005-3, Class 1A2
0.44%, 04/25/2035 (B)	294,425	253,019
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	5,729	5,691
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR5, Class 7A2
2.64%, 06/25/2034 (B)	252,274	247,434
Series 2005-C3, Class AJ
4.77%, 07/15/2037	380,000	389,465
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.43%, 04/15/2022 - 144A (B)	1,525,000	1,493,565
Series 2011-4R, Class 5A1
2.51%, 05/27/2036 - 144A (B)	2,812,484	2,684,139
DBRR Trust
Series 2011-C32, Class A3A
5.72%, 06/17/2049 - 144A (B)	1,320,000	1,421,466
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	1,596,582	1,596,885
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	1,573,687	1,578,604

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
Series 2005-WF1, Class 1A3
5.23%, 06/26/2035 - 144A (B)	$ 884,359	$ 885,932
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.68%, 12/05/2031 - 144A	1,210,000	1,198,678
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	1,630,000	1,617,211
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.52%, 02/25/2037 (B)	350,267	226,104
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.17%, 12/19/2033 (B)	34,712	33,873
Series 2005-AR1, Class 3A
2.91%, 03/18/2035 (B)	92,504	90,073
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	1,175,000	1,290,933
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,027,708	3,112,811
Series 2012-SHOP, Class C
3.63%, 06/05/2031 - 144A	410,000	415,259
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (B)	3,320,000	2,933,871
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.76%, 02/10/2046 (B)	40,314,730	4,180,557
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (B)	20,730,000	797,390
GS Mortgage Securities Trust
1.00%, 04/10/2047	3,960,000	318,769
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	475,000	470,310
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.65%, 01/25/2035 (B)	2,121,864	2,153,267
Hilton USA Trust
4.61%, 11/05/2030	970,000	986,748
Series 2013-HLT, Class EFX
4.45%, 11/05/2030 - 144A (B)	2,745,000	2,777,660
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.67%, 11/05/2030 - 144A (B)	22,320,000	277,795
Impac CMB Trust
Series 2004-6, Class 1A1
0.95%, 10/25/2034 (B)	57,133	55,019
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
2.82%, 09/25/2037 (B)	589,213	558,314
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.45%, 07/25/2035 (B)	1,438,632	1,255,493
Series 2007-AR15, Class 2A1
4.46%, 08/25/2037 (B)	908,421	764,956
JPMBB Commercial Mortgage Securities Trust, IO
Series 2014-C18, Class XA
1.18%, 02/15/2047 (B)	3,995,760	286,936
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	209,977	209,828

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2007-LD11, Class ASB
5.82%, 06/15/2049 (B)	$ 1,160,244	$ 1,235,279
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.00%, 06/15/2045 (B)	9,666,857	925,466
Series 2013-LC11, Class XA
1.58%, 04/15/2046 (B)	10,672,831	1,000,599
Series 2013-LC11, Class XB
0.59%, 04/15/2046 (B)	1,908,000	83,435
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (B)	2,000,000	2,136,686
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	465,000	488,538
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	4,173,991	4,568,003
Series 2007-CB18, Class A3
5.45%, 06/12/2047	598,149	610,019
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	3,758,437	4,220,263
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	3,119,459	3,435,616
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (B)	143,662	143,227
Series 2006-A2, Class 5A1
2.55%, 11/25/2033 (B)	134,491	135,557
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	630,010	560,729
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	1,280,000	1,323,832
Series 2007-C2, Class A3
5.43%, 02/15/2040	7,957,175	8,768,305
Series 2007-C7, Class AM
6.15%, 09/15/2045 (B)	900,000	1,026,042
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.52%, 11/25/2035 - 144A (B)	750,558	550,119
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.79%, 10/25/2028 (B)	60,353	60,349
Series 2004-A1, Class 2A1
2.38%, 02/25/2034 (B)	288,090	291,123
Series 2004-A3, Class 4A3
4.97%, 05/25/2034 (B)	150,031	149,109
Series 2005-A3, Class A1
0.42%, 04/25/2035 (B)	68,011	65,063
Series 2005-A4, Class 2A2
2.58%, 07/25/2035 (B)	323,097	285,814
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (B)	1,760,000	1,849,607
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (B)	1,172,319	1,247,307
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C7, Class XA
1.74%, 02/15/2046 (B)	9,089,856	876,717
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.58%, 04/12/2049 (B)	2,855,000	3,099,111
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	4,157,142	4,562,496
Series 2007-IQ13, Class AM

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
5.41%, 03/15/2044	$ 1,090,000	$ 1,186,838
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,185,369	1,300,654
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (B)	3,170,000	3,459,380
Morgan Stanley Capital I, Inc.
Series 1998-WF2, Class G
6.34%, 07/15/2030 - 144A (B)	334,069	337,044
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.46%, 10/25/2034 (B)	297,680	298,174
Series 2006-3AR, Class 2A3
2.80%, 03/25/2036 (B)	611,925	478,429
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B
5.82%, 08/15/2045 - 144A (B)	540,000	594,249
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	613,604	622,808
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	1,120,000	1,102,640
Series 2012-IO, Class XAB1
1.00%, 03/27/2051 - 144A	801,725	804,707
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,865,927	1,870,592
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	3,735,000	3,752,256
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A (B)	119,890	122,337
Prime Mortgage Trust
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	671,711	665,951
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (B)	4,200,000	3,783,205
RALI Trust
Series 2007-QO1, Class A1
0.30%, 02/25/2047 (B)	673,195	518,366
Series 2007-QO4, Class A1A
0.34%, 05/25/2047 (B)	1,326,004	1,047,539
RBSCF Trust
Series 2010-RR3, Class WBTA
5.95%, 04/16/2017 - 144A (B)	7,423,133	7,861,640
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.60%, 01/25/2037 (B)	575,367	397,901
SCG Trust
Series 2013-SRP1, Class AJ
2.11%, 11/15/2026 - 144A (B)	1,140,000	1,140,397
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	2,656,398	2,629,834
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.47%, 01/25/2035 (B)	575,010	532,840
Series 2005-15, Class 1A1
2.50%, 07/25/2035 (B)	813,236	647,312
Series 2007-3, Class 3A1
3.98%, 04/25/2047 (B)	2,298,264	1,833,916
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.86%, 01/19/2034 (B)	76,735	74,629

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.40%, 12/26/2036 - 144A (B)	$ 431,929	$ 393,310
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.56%, 09/15/2021 - 144A (B)	1,493,000	1,437,577
Series 2007-C33, Class AJ
5.95%, 02/15/2051 (B)	1,835,000	1,903,651
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.44%, 07/25/2045 (B)	82,621	76,640
Series 2006-AR14, Class 1A3
2.06%, 11/25/2036 (B)	1,410,001	1,225,354
Series 2006-AR3, Class A1A
1.10%, 05/25/2046 (B)	1,890,440	1,404,549
Series 2007-OA6, Class 1A1B
0.94%, 07/25/2047 (B)	1,805,678	736,471
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	1,540,785	1,541,786
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class A4
3.04%, 03/15/2045	2,430,000	2,354,417
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.82%, 12/15/2045 - 144A (B)	15,154,641	1,592,829
Series 2013-C15, Class XA
0.71%, 08/15/2046 (B)	16,605,758	682,978
Series 2014-LC14, Class XA
1.48%, 03/15/2047 (B)	9,649,736	879,786

Total Mortgage-Backed Securities (cost $195,204,649)		195,345,580

ASSET-BACKED SECURITIES - 15.7%
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	1,690,162	1,690,628
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	1,650,000	1,702,594
Series 2012-2, Class C
2.64%, 10/10/2017	1,400,000	1,438,732
Series 2012-3, Class C
2.42%, 05/08/2018	1,350,000	1,383,747
Series 2012-4, Class B
1.31%, 11/08/2017	785,000	790,134
Series 2012-4, Class C
1.93%, 08/08/2018	1,235,000	1,247,834
Series 2012-5, Class C
1.69%, 11/08/2018	2,110,000	2,121,909
Series 2013-4, Class B
1.66%, 09/10/2018	520,000	521,713
Series 2013-4, Class C
2.72%, 09/09/2019	320,000	327,371
Series 2013-4, Class D
3.31%, 10/08/2019	745,000	768,798
Series 2013-5, Class B
1.52%, 01/08/2019	555,000	552,018
Series 2013-5, Class C
2.29%, 11/08/2019	295,000	296,213
Series 2014-1, Class B
1.68%, 07/08/2019	1,113,000	1,109,601
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.19%, 07/25/2032 (B)	231,923	208,732

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 1,224,713	$ 1,701,880
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.74%, 10/22/2018	$ 2,130,000	2,115,139
Chase Funding Trust
Series 2003-4, Class 1A5
5.42%, 05/25/2033 (B)	952,439	996,501
Chesapeake Funding LLC
Series 2012-1A, Class B
1.76%, 11/07/2023 - 144A (B)	1,235,000	1,250,372
Series 2012-1A, Class C
2.16%, 11/07/2023 - 144A (B)	795,000	804,868
CHLUPA Trust
Series 2013-VM, Class A
3.33%, 08/15/2020 - 144A	2,374,259	2,377,227
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A2
0.56%, 12/15/2016 - 144A	1,830,000	1,831,850
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	1,600,000	1,604,709
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	1,105,000	1,104,773
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	510,000	509,560
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	520,000	518,720
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	515,000	519,246
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	580,000	577,025
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	745,000	741,096
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 (B)	242,581	244,664
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)	672,723	688,140
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	1,780,000	1,789,486
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	1,060,000	1,060,457
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B
0.46%, 12/15/2033 - 144A (B)	251,201	195,065
DT Auto Owner Trust
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	602,219	603,791
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	1,750,000	1,792,116
Series 2012-2A, Class B
1.85%, 04/17/2017 - 144A	196,117	196,309
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	1,210,000	1,226,560
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	471,800
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	856,889
Series 2012-4, Class D
2.09%, 09/15/2016	1,595,000	1,603,731

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	$ 305,000	$ 303,963
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	2,270,000	2,273,405
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	2,905,000	2,925,335
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	3,550,000	3,542,900
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	2,700,000	2,701,620
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	2,235,000	2,302,754
JGWPT XXIII LLC
Series 2011-1A, Class A
4.70%, 10/15/2056 - 144A	844,221	911,293
JGWPT XXVI LLC
Series 2012-2A, Class A
3.84%, 10/15/2059 - 144A	567,004	567,887
JGWPT XXVII LLC
Series 2012-3A, Class A
3.22%, 09/15/2065 - 144A	915,732	882,483
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.35%, 08/23/2027 (B)	2,230,000	2,187,472
Series 2008-3, Class A4
1.89%, 11/25/2024 (B)	2,500,000	2,630,345
Series 2014-2A, Class A3
1.01%, 07/27/2037 - 144A (B)	1,325,000	1,316,978
Prestige Auto Receivables Trust
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	1,750,000	1,749,843
RAAC
Series 2007-RP4, Class A
0.50%, 06/25/2037 - 144A (B)	1,070,123	916,127
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (B)	1,468,627	823,317
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 05/15/2017 - 144A	196,768	196,798
Series 2012-1, Class B
2.72%, 05/16/2016	1,000,000	1,006,787
Series 2012-1, Class C
3.78%, 11/15/2017	1,345,000	1,384,949
Series 2012-2, Class C
3.20%, 02/15/2018	4,455,000	4,572,398
Series 2012-3, Class B
1.94%, 12/15/2016	3,285,000	3,315,813
Series 2012-3, Class C
3.01%, 04/16/2018	4,475,000	4,603,383
Series 2012-4, Class C
2.94%, 12/15/2017	1,400,000	1,442,266
Series 2012-5, Class B
1.56%, 08/15/2018	750,000	756,288
Series 2012-5, Class C
2.70%, 08/15/2018	355,000	365,446
Series 2012-6, Class B
1.33%, 05/15/2017	1,555,000	1,563,579
Series 2012-6, Class C
1.94%, 03/15/2018	1,635,000	1,653,111
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	3,780,000	3,791,193
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	7,060,000	7,084,004
Series 2013-2, Class B

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
1.33%, 03/15/2018 (A)	$ 3,740,000	$ 3,755,218
Series 2013-3, Class B
1.19%, 05/15/2018	3,320,000	3,330,252
Series 2013-4, Class C
3.25%, 01/15/2020	1,560,000	1,623,305
Series 2013-5, Class B
1.55%, 10/15/2018	4,255,000	4,246,273
Series 2013-5, Class C
2.25%, 06/17/2019	2,015,000	2,035,916
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	2,355,000	2,379,497
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	910,000	935,246
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	595,000	619,341
Series 2014-1, Class B
1.59%, 10/15/2018	4,560,000	4,565,508
Series 2014-1, Class C
2.36%, 04/15/2020	2,000,000	2,017,234
Scholar Funding Trust
Series 2011-A, Class A
1.14%, 10/28/2043 - 144A (B)	1,391,823	1,395,894
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (B)	5,797,245	5,762,979
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2B
0.37%, 04/25/2037 (B)	2,299,297	1,412,872
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.41%, 07/15/2036 (B)	3,935,000	3,894,871
SLC Student Loan Trust
Series 2008-1, Class A4A
1.83%, 12/15/2032 (B)	400,000	420,793
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (B)	1,732,679	1,705,514
Series 2004-B, Class A2
0.43%, 06/15/2021 (B)	2,479,789	2,456,310
Series 2005-B, Class A2
0.41%, 03/15/2023 (B)	1,963,481	1,937,663
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.66%, 01/15/2043 - 144A (B)	1,805,000	1,915,455
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	595,000	623,476
Series 2011-B, Class A3
2.41%, 06/16/2042 - 144A (B)	690,000	729,577
Series 2011-C, Class A2A
3.41%, 10/17/2044 - 144A (B)	1,190,000	1,283,425
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	1,930,000	2,072,679
Series 2012-A, Class A1
1.56%, 08/15/2025 - 144A (B)	891,985	903,624
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	3,340,000	3,506,896
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	2,555,000	2,655,120
Series 2012-C, Class A1
1.26%, 08/15/2023 - 144A (B)	1,731,737	1,741,949
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	4,850,000	5,028,504
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	6,220,000	6,389,340
Series 2012-E, Class A1
0.91%, 10/16/2023 - 144A (B)	1,644,800	1,647,878
Series 2013-A, Class A1
0.76%, 08/15/2022 - 144A (B)	851,656	853,339

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	$ 1,535,000	$ 1,506,230
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	260,000	245,785
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	2,855,000	2,781,087
Series 2013-B, Class B
3.00%, 05/16/2044 - 144A	340,000	324,829
Series 2013-C, Class A1
1.01%, 02/15/2022 - 144A (B)	3,047,723	3,063,955
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	2,560,000	2,607,570
Series 2013-C, Class A2B
1.56%, 10/15/2031 - 144A (B)	1,360,000	1,381,982
SLM Student Loan Trust
Series 2003-11, Class A6
0.98%, 12/15/2025 - 144A (B)	3,430,000	3,426,361
Series 2005-2, Class A5
0.33%, 04/27/2020 (B)	680,995	678,788
Series 2008-5, Class A4
1.94%, 07/25/2023 (B)	3,860,000	4,052,714
Series 2013-6, Class A3
0.80%, 06/26/2028 (B)	3,355,000	3,368,373
Series 2014-A, Class A1
0.76%, 07/15/2022 - 144A (B)	1,640,000	1,643,173
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	5,204,010	5,258,653
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	1,969,701	1,919,828
Series 2007-TC1, Class A
0.45%, 04/25/2031 - 144A (B)	1,210,528	1,125,862
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	4,000,000	4,004,492
Series 2012-D, Class A
2.15%, 04/17/2023	4,780,000	4,699,424

Total Asset-Backed Securities (cost $214,670,833)		215,248,789

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	340,000	452,829
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	355,000	460,233
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	295,000	336,300
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	431,000	605,055
New York City Water & Sewer System (Revenue Bonds)
5.38%, 06/15/2043	1,670,000	1,873,790
5.50%, 06/15/2043	2,000,000	2,266,460
5.88%, 06/15/2044	340,000	408,211
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	330,000	376,490

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	$ 570,000	$ 600,597
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	1,585,000	2,232,203
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	1,520,000	1,500,772
University of California (Revenue Bonds)
4.86%, 05/15/2112	315,000	298,488

Total Municipal Government Obligations (cost $10,789,293)		11,411,428

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Capital Markets - 0.0% (D)
State Street Capital Trust IV
1.23%, 06/15/2037 (B)	285,000	233,700
Diversified Financial Services - 0.0% (D)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 05/01/2014 (E) (F) (G) (H)	1,945,000	195
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	740,000	873,200

Total Preferred Corporate Debt Securities (cost $2,975,192)		1,107,095

CORPORATE DEBT SECURITIES - 28.1%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,760,000	1,808,075
5.10%, 01/15/2044	1,260,000	1,306,000
Airlines - 0.1%
United Continental Holdings, Inc.
6.00%, 07/15/2028	735,000	674,363
Auto Components - 0.0% (D)
Servus Luxembourg Holding SCA, Series MTN
7.75%, 06/15/2018 - Reg S	EUR 100,000	147,078
Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023 - 144A	$ 850,000	871,250
6.25%, 10/02/2043 - 144A (A)	500,000	541,250
Jaguar Land Rover Automotive PLC
5.00%, 02/15/2022 - Reg S	GBP 100,000	169,417
8.25%, 03/15/2020 - Reg S	110,000	208,144
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	$ 2,475,000	2,472,535
3.70%, 02/01/2024	1,730,000	1,747,803
Biotechnology - 0.1%
Amgen, Inc.
5.65%, 06/15/2042	750,000	831,529
Building Products - 0.0% (D)
Eco-Bat Finance PLC
7.75%, 02/15/2017 - Reg S (A)	EUR 110,000	157,300
Capital Markets - 2.5%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	$ 2,555,000	2,539,800
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	1,685,000	1,696,195
2.63%, 01/31/2019	5,471,000	5,456,983

	Principal	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
2.90%, 07/19/2018	$ 2,500,000	$ 2,549,485
3.63%, 02/07/2016 - 01/22/2023	2,725,000	2,746,080
5.75%, 01/24/2022	1,156,000	1,310,810
6.25%, 02/01/2041	500,000	593,723
6.75%, 10/01/2037	500,000	572,760
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (B)	1,340,000	1,369,953
Morgan Stanley
2.50%, 01/24/2019 (A)	3,590,000	3,580,002
3.45%, 11/02/2015	3,368,000	3,496,513
3.80%, 04/29/2016	1,045,000	1,100,656
6.38%, 07/24/2042	500,000	609,935
Morgan Stanley, Series MTN
5.00%, 11/24/2025	2,480,000	2,551,722
5.45%, 01/09/2017	3,370,000	3,725,582
Chemicals - 0.6%
LyondellBasell Industries NV
5.00%, 04/15/2019 (A)	6,897,000	7,679,527
Rain CII Carbon LLC / CII Carbon Corp.
8.50%, 01/15/2021 - Reg S	EUR 130,000	181,781
Commercial Banks - 4.6%
ABN AMRO Bank NV, Series MTN
6.38%, 04/27/2021 - Reg S	380,000	622,605
Bank of America Corp.
2.60%, 01/15/2019	$ 1,636,000	1,642,454
3.70%, 09/01/2015	4,135,000	4,297,551
4.10%, 07/24/2023	2,940,000	2,982,089
Bank of America Corp., Series MTN
2.65%, 04/01/2019	6,607,000	6,628,070
3.30%, 01/11/2023 (A)	3,230,000	3,114,007
4.00%, 04/01/2024 (I)	2,475,000	2,472,087
5.00%, 01/21/2044	1,600,000	1,633,418
BPCE SA
5.15%, 07/21/2024 - 144A	1,200,000	1,193,807
Citigroup, Inc.
2.50%, 09/26/2018 (A)	1,527,000	1,535,290
3.38%, 03/01/2023 (A)	1,415,000	1,368,369
3.88%, 10/25/2023	1,740,000	1,727,686
4.45%, 01/10/2017	880,000	950,424
4.95%, 11/07/2043	500,000	508,103
6.68%, 09/13/2043	500,000	585,500
Commerzbank AG, Series MTN
6.38%, 03/22/2019	EUR 1,000,000	1,576,031
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019 (A)	$ 1,565,000	1,560,641
Glitnir HF
6.33%, 07/28/2011 - 144A (F)	290,000	84,100
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A (A)	5,850,000	6,069,375
HSBC Holdings PLC
4.25%, 03/14/2024 (A)	485,000	485,597
5.25%, 03/14/2044	1,228,000	1,241,700
JPMorgan Chase & Co.
3.20%, 01/25/2023 (A)	545,000	528,470
3.25%, 09/23/2022	1,210,000	1,191,960
3.88%, 02/01/2024 (A)	975,000	983,748
4.75%, 03/01/2015	2,065,000	2,142,991
4.85%, 02/01/2044	500,000	509,823
6.75%, 02/01/2024 (B) (E)	412,000	433,630
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	3,820,000	3,816,898
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (F) (H)	320,000	29,200

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
Macquarie Bank, Ltd., Series MTN
1.65%, 03/24/2017 - 144A (A)	$ 2,245,000	$ 2,238,099
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	1,950,000	1,951,476
6.00%, 12/19/2023	1,685,000	1,725,361
Societe Generale SA
5.00%, 01/17/2024 - 144A	1,690,000	1,684,132
Wells Fargo & Co.
1.50%, 07/01/2015	1,030,000	1,041,987
2.15%, 01/15/2019 (A)	932,000	929,818
4.13%, 08/15/2023	875,000	885,188
5.38%, 11/02/2043	1,360,000	1,432,612
Commercial Services & Supplies - 0.3%
EC Finance PLC
9.75%, 08/01/2017 - Reg S	EUR 124,000	183,214
GCL Holdings SCA
9.38%, 04/15/2018 - Reg S	110,000	162,875
United Rentals North America, Inc.
7.63%, 04/15/2022	$ 3,320,000	3,722,550
Verisure Holding AB, Series MTN
8.75%, 12/01/2018 - Reg S (A)	EUR 110,000	164,841
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	$ 1,375,000	1,368,848
Computers & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020 (A)	1,685,000	1,711,631
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	1,188,884	1,233,467
Construction Materials - 0.0% (D)
Buzzi Unicem SpA
6.25%, 09/28/2018 - Reg S	EUR 100,000	155,533
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	$ 1,111,000	1,090,585
Unique Pub Finance Co. PLC
5.66%, 06/30/2027	GBP 93,577	156,989
Containers & Packaging - 0.0% (D)
Ardagh Glass Finance PLC
8.75%, 02/01/2020 - Reg S	EUR 62,000	91,820
Ardagh Packaging Finance PLC
9.25%, 10/15/2020 - Reg S (A)	100,000	153,608
Diversified Financial Services - 0.4%
Bank of America Corp.
5.75%, 12/01/2017	$ 1,965,000	2,224,659
Ford Motor Credit Co. LLC
4.38%, 08/06/2023 (A)	706,000	728,415
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	500,000	658,471
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
3.50%, 03/15/2017 - 144A (A)	357,000	360,570
4.88%, 03/15/2019 - 144A	485,000	493,488
6.00%, 08/01/2020 - 144A	575,000	609,500
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A (F) (G)	200,000	0
Diversified Telecommunication Services - 2.0%
AT&T, Inc.
2.30%, 03/11/2019 (A)	2,450,000	2,437,331
3.90%, 03/11/2024 (A)	2,450,000	2,443,069
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (A)	1,902,000	2,044,650

	Principal	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
8.13%, 07/01/2019	$ 2,053,000	$ 2,253,168
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	797,340
Telenet Finance III Luxembourg SCA
6.63%, 02/15/2021 - Reg S	EUR 100,000	149,268
Telenet Finance V Luxembourg SCA
6.75%, 08/15/2024 - Reg S	100,000	152,230
Verizon Communications, Inc.
3.45%, 03/15/2021	$ 1,125,000	1,140,402
3.65%, 09/14/2018	2,800,000	2,980,690
3.85%, 11/01/2042	4,623,000	3,870,579
4.50%, 09/15/2020	1,135,000	1,232,659
6.55%, 09/15/2043	6,751,000	8,215,528
Virgin Media Secured Finance PLC
6.00%, 04/15/2021 - Reg S	GBP 110,000	193,931
Electric Utilities - 1.4%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	$ 1,660,000	1,702,544
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	495,341
8.88%, 11/15/2018	449,000	562,318
Commonwealth Edison Co.
4.70%, 01/15/2044 (A)	1,055,000	1,104,291
Dominion Gas Holdings LLC
4.80%, 11/01/2043 - 144A	168,000	171,312
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,525,000	1,499,043
Duke Energy Florida, Inc.
6.40%, 06/15/2038	980,000	1,263,740
Entergy Arkansas, Inc.
3.70%, 06/01/2024 (A)	1,625,000	1,649,235
Georgia Power Co.
3.00%, 04/15/2016	3,295,000	3,440,224
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (A)	1,000,000	1,190,059
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	348,888
5.30%, 06/01/2042	525,000	583,902
Pacific Gas & Electric Co.
4.75%, 02/15/2044 (A)	488,000	493,757
PacifiCorp
3.60%, 04/01/2024 (A)	3,380,000	3,418,336
5.75%, 04/01/2037	900,000	1,081,081
Progress Energy, Inc.
4.88%, 12/01/2019	168,000	186,391
Virginia Electric and Power Co.
3.45%, 02/15/2024 (A)	280,000	279,423
Electronic Equipment & Instruments - 0.0% (D)
Trionista Holdco GmbH
5.00%, 04/30/2020 - Reg S	EUR 100,000	144,047
Trionista TopCo GmbH
6.88%, 04/30/2021 - Reg S	100,000	149,825
Energy Equipment & Services - 0.8%
Schlumberger Investment SA
3.65%, 12/01/2023	$ 835,000	846,919
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (A)	1,010,000	1,017,704
4.63%, 03/01/2034 (A)	875,000	894,342
Transocean, Inc.
6.00%, 03/15/2018 (A)	4,870,000	5,415,776
6.50%, 11/15/2020	1,575,000	1,768,610
6.80%, 03/15/2038	850,000	916,943
Food & Staples Retailing - 0.1%
Bakkavor Finance 2 PLC
8.75%, 06/15/2020 - Reg S	GBP 100,000	185,887

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Food & Staples Retailing (continued)
CVS Caremark Corp.
5.30%, 12/05/2043	$ 319,000	$ 352,120
House of Fraser Funding PLC
8.88%, 08/15/2018 - Reg S	GBP 100,000	180,886
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	$ 1,258,000	1,170,882
Food Products - 0.1%
Mondelez International, Inc.
2.25%, 02/01/2019	1,570,000	1,555,642
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
2.65%, 10/01/2018 (A)	1,532,000	1,543,564
IDH Finance PLC, Series MTN
6.00%, 12/01/2018 - Reg S	GBP 110,000	190,722
Medtronic, Inc.
3.63%, 03/15/2024 (A)	$ 790,000	793,241
Health Care Providers & Services - 1.0%
Aetna, Inc.
4.75%, 03/15/2044 (A)	345,000	350,151
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,871,542
HCA, Inc.
7.25%, 09/15/2020	4,395,000	4,752,094
Priory Group No. 3 PLC
7.00%, 02/15/2018 - Reg S	GBP 130,000	228,650
Tenet Healthcare Corp.
6.25%, 11/01/2018	$ 2,010,000	2,217,281
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	658,507
WellPoint, Inc.
1.88%, 01/15/2018 (A)	1,930,000	1,915,548
2.30%, 07/15/2018	1,930,000	1,935,340
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020 - 144A (A)	1,442,000	1,517,705
11.00%, 10/01/2021 - 144A (A)	1,595,000	1,674,750
Cirsa Funding Luxembourg SA
8.75%, 05/15/2018 - Reg S (A)	EUR 140,000	201,550
Enterprise Inns PLC
6.50%, 12/06/2018	GBP 136,000	238,636
Gala Group Finance PLC
8.88%, 09/01/2018 - Reg S	110,000	196,224
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	$ 94,000	96,468
4.88%, 11/01/2020 - 144A	150,000	153,937
Household Durables - 0.0% (D)
DFS Furniture Holdings PLC
7.63%, 08/15/2018 - Reg S	GBP 103,000	184,595
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021 (A)	$ 2,320,000	2,505,600
7.88%, 08/15/2019	2,595,000	2,857,744
Industrial Conglomerates - 0.1%
General Electric Co.
4.50%, 03/11/2044	921,000	935,287
Insurance - 1.8%
Allianz Finance II BV, Series MTN
5.75%, 07/08/2041 (B)	EUR 900,000	1,435,935
American International Group, Inc.
3.38%, 08/15/2020 (A)	$ 2,460,000	2,511,394
3.80%, 03/22/2017	3,385,000	3,621,611
4.13%, 02/15/2024	1,409,000	1,438,833
8.18%, 05/15/2058 (B)	1,070,000	1,405,713

	Principal	Value
Insurance (continued)
American International Group, Inc., Series MTN
5.45%, 05/18/2017	$ 1,520,000	$ 1,696,232
Genworth Holdings, Inc.
7.63%, 09/24/2021	1,125,000	1,385,875
Manulife Financial Corp.
3.40%, 09/17/2015	665,000	689,280
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020	980,000	1,062,606
4.75%, 09/17/2015 (A)	1,646,000	1,738,905
5.38%, 06/21/2020	1,465,000	1,659,901
7.38%, 06/15/2019	1,595,000	1,954,274
XL Group PLC
6.50%, 04/15/2017 (A) (B) (E)	3,100,000	3,049,625
XLIT, Ltd.
2.30%, 12/15/2018	651,000	645,772
5.25%, 12/15/2043 (A)	298,000	315,842
Internet Software & Services - 0.0% (D)
Cerved Group SpA, Series MTN
8.00%, 01/15/2021 - Reg S	EUR 110,000	167,099
IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024	$ 2,256,000	2,274,693
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,360,101
3.38%, 04/01/2024	878,000	876,566
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	3,515,000	3,500,301
5.30%, 02/01/2044	172,000	185,358
Media - 1.6%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,330,751
CBS Corp.
4.63%, 05/15/2018	655,000	712,283
5.75%, 04/15/2020	520,000	590,650
8.88%, 05/15/2019	1,425,000	1,826,974
Comcast Corp.
4.65%, 07/15/2042	1,072,000	1,069,243
4.75%, 03/01/2044	430,000	436,464
5.88%, 02/15/2018 (A)	2,649,000	3,033,142
COX Communications, Inc.
4.70%, 12/15/2042 - 144A (A)	886,000	789,351
8.38%, 03/01/2039 - 144A	1,540,000	2,020,354
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022 (A)	945,000	935,114
4.60%, 02/15/2021	740,000	780,747
5.00%, 03/01/2021	905,000	973,032
5.15%, 03/15/2042	1,261,000	1,192,138
Interpublic Group of Cos., Inc.
4.20%, 04/15/2024	150,000	149,746
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (E)	1,500,000	1,515,000
NBCUniversal Media LLC
4.38%, 04/01/2021	560,000	607,727
4.45%, 01/15/2043	1,359,000	1,314,762
5.15%, 04/30/2020	2,246,000	2,537,387
Unitymedia KabelBW GmbH
9.50%, 03/15/2021 - Reg S	EUR 130,000	206,818
Metals & Mining - 0.5%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	$ 1,031,000	1,056,206
5.00%, 09/30/2043	567,000	599,989

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 03/15/2023 (A)	$ 1,125,000	$ 1,075,695
Novelis, Inc.
8.75%, 12/15/2020	2,735,000	3,056,363
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	925,000	880,410
Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	546,105
4.88%, 03/01/2044	1,215,000	1,237,875
Dominion Resources, Inc.
1.95%, 08/15/2016	2,590,000	2,638,832
PG&E Corp.
2.40%, 03/01/2019	694,000	689,483
Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.
4.25%, 01/15/2044 (A)	915,000	858,211
4.75%, 04/15/2043	520,000	522,745
BP Capital Markets PLC
2.24%, 05/10/2019	2,570,000	2,554,708
2.75%, 05/10/2023	2,070,000	1,941,430
3.25%, 05/06/2022	1,075,000	1,065,953
3.81%, 02/10/2024	1,545,000	1,558,817
CONSOL Energy, Inc.
8.25%, 04/01/2020 (A)	290,000	315,012
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	1,033,065
EOG Resources, Inc.
2.45%, 04/01/2020	2,277,000	2,267,972
Exxon Mobil Corp.
1.82%, 03/15/2019 (A)	3,930,000	3,901,857
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,139,013
Kerr-McGee Corp.
6.95%, 07/01/2024	1,190,000	1,442,982
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021	300,000	298,816
4.15%, 02/01/2024 (A)	3,610,000	3,588,405
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,370,000	1,520,700
Linn Energy LLC / Linn Energy Finance Corp.
7.25%, 11/01/2019 - 144A (A)	2,820,000	2,939,850
MEG Energy Corp.
6.50%, 03/15/2021 - 144A (A)	4,030,000	4,241,575
Murphy Oil Corp.
2.50%, 12/01/2017	2,236,000	2,272,959
Nexen Energy ULC
5.88%, 03/10/2035	110,000	120,050
Noble Energy, Inc.
5.25%, 11/15/2043 (A)	1,370,000	1,429,924
6.00%, 03/01/2041	1,230,000	1,405,613
8.25%, 03/01/2019	1,065,000	1,326,147
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	1,715,000	1,719,287
Petrobras Global Finance BV
6.25%, 03/17/2024	3,460,000	3,564,703
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825,000	5,981,920
Petroleos Mexicanos
3.50%, 01/30/2023	1,145,000	1,077,445
Range Resources Corp.
5.75%, 06/01/2021	450,000	482,062
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (B)	125,000	2,500

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.00%, 11/15/2018	$ 2,249,000	$ 2,255,754
4.55%, 08/12/2043	2,114,000	2,185,024
Statoil ASA
2.90%, 11/08/2020	2,630,000	2,653,373
Total Capital International SA
3.70%, 01/15/2024	1,070,000	1,089,836
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,144,566
Williams Cos., Inc.
3.70%, 01/15/2023	1,085,000	984,620
7.88%, 09/01/2021	796,000	945,754
Williams Partners, LP
5.40%, 03/04/2044 (A)	814,000	835,268
Paper & Forest Products - 0.3%
International Paper Co.
4.75%, 02/15/2022 (A)	4,412,000	4,770,466
Personal Products - 0.0% (D)
Ontex IV SA
9.00%, 04/15/2019 - Reg S	EUR 110,000	164,926
Pharmaceuticals - 0.5%
AbbVie, Inc.
4.40%, 11/06/2042	$ 1,550,000	1,516,348
Actavis, Inc.
3.25%, 10/01/2022 (A)	1,650,000	1,581,810
4.63%, 10/01/2042	1,550,000	1,481,226
Bristol-Myers Squibb Co.
4.50%, 03/01/2044 (A)	1,810,000	1,819,941
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (A)	850,000	851,413
Professional Services - 0.0% (D)
TMF Group Holding BV
9.88%, 12/01/2019 - Reg S	EUR 119,000	183,203
Real Estate Investment Trusts - 0.2%
ARC Properties Operating Partnership, LP/Clark Acquisition LLC
3.00%, 02/06/2019 - 144A	$ 1,655,000	1,647,460
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	535,000	520,755
Real Estate Management & Development - 0.2%
Algeco Scotsman Global Finance PLC, Series MTN
9.00%, 10/15/2018 - Reg S	EUR 110,000	165,207
Realogy Group LLC
7.88%, 02/15/2019 - 144A (A)	$ 2,020,000	2,179,075
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (A)	622,000	587,056
3.75%, 04/01/2024 (A)	294,000	294,849
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	1,060,000	1,139,500
Specialty Retail - 0.1%
QVC, Inc.
7.50%, 10/01/2019 - 144A	1,730,000	1,840,805
Tobacco - 0.3%
Altria Group, Inc.
4.00%, 01/31/2024	905,000	906,715
Philip Morris International, Inc.
1.88%, 01/15/2019 (A)	1,946,000	1,920,729
4.88%, 11/15/2043	636,000	656,143
Transportation Infrastructure - 0.0% (D)
Gategroup Finance Luxembourg SA, Series MTN
6.75%, 03/01/2019 - Reg S (A)	EUR 110,000	163,680

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
2.38%, 09/08/2016	$ 3,420,000	$ 3,519,180
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (A)	117,000	124,313
Phones4u Finance PLC
9.50%, 04/01/2018 - Reg S	GBP 100,000	175,051
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	$ 3,570,000	4,364,325
Sprint Corp.
7.88%, 09/15/2023 - 144A	1,290,000	1,419,000
T-Mobile USA, Inc.
6.46%, 04/28/2019	145,000	155,150
6.63%, 04/28/2021 (A)	475,000	510,625
6.73%, 04/28/2022	460,000	492,775
6.84%, 04/28/2023 (A)	145,000	155,512

Total Corporate Debt Securities (cost $376,020,524)		386,524,772

	Shares	Value
PREFERRED STOCKS - 0.5%
Capital Markets - 0.1%
State Street Corp. - Series D, 5.90% (B)	23,039	596,480
Consumer Finance - 0.0% (D)
Ally Financial, Inc. - Series G 144A, 7.00%	341	336,801
Diversified Financial Services - 0.3%
Citigroup Capital XIII, 7.88% (B)	126,052	3,496,682
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (B)	7,998	204,749
Short-Term U.S. Government Obligations - 0.1%
Fannie Mae - Series O, 0.00% (B) (J) (K)	1,300	24,310
Fannie Mae - Series S, 8.25% (B) (K)	81,175	850,714
Freddie Mac - Series Z, 8.38% (B) (K)	93,300	1,026,300

Total Preferred Stocks (cost $6,375,003)		6,536,036

	Contracts	Value
PURCHASED OPTION - 0.0% (D)
Put Option - 0.0% (D)
Eurodollar, Mid-Curve 1-Year Future
Exercise Price $98.63
Expires 12/12/2014	1,051	532,069

Total Purchased Option (cost $555,674)		532,069

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.0% (D) (L) (M)
Put Options - 0.0% (D)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.10%, European Style
Expires 06/05/2014
Counterparty: BCLY	JPY 1,402,000,000	3,695
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.10%, European Style
Expires 06/06/2014
Counterparty: BCLY	700,000,000	1,959
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.10%, European Style
Expires 06/09/2014
Counterparty: BOA	1,458,000,000	4,640

Total Purchased Swaptions (cost $233,351)		10,294

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.2%
BlackRock Provident TempFund 24 (N)	43,779,411	$ 43,779,411

Total Short-Term Investment Company (cost $43,779,411)		43,779,411

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (J)	75,087,416	75,087,416

Total Securities Lending Collateral (cost $75,087,416)		75,087,416

Total Investment Securities (cost $1,650,556,358) (O)		1,658,323,780
Other Assets and Liabilities - Net - (20.8)%		(285,065,735)

Net Assets - 100.0%		$ 1,373,258,045

	Principal	Value
TBA SHORT COMMITMENTS - (7.7)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (7.7)%
Fannie Mae, TBA
2.50%	$ (3,500,000)	$ (3,497,266)
3.00%	(10,585,000)	(10,216,178)
3.50%	(25,280,000)	(26,088,850)
4.00%	(9,000,000)	(9,515,742)
4.50%	(9,700,000)	(10,347,172)
5.00%	(11,400,000)	(12,428,672)
6.00%	(1,800,000)	(2,006,086)
Freddie Mac, TBA
3.00%	(6,400,000)	(6,168,250)
Ginnie Mae, TBA
3.50%	(7,600,000)	(7,753,187)
4.50%	(15,500,000)	(16,708,517)
5.00%	(400,000)	(436,063)

Total U.S. Government Agency Obligations (proceeds $105,327,904)		(105,165,983)

Total TBA Short Commitments (proceeds $105,327,904)		(105,165,983)

	Contracts	Value
WRITTEN OPTION - (0.0)% (D)
Put Option - (0.0)% (D)
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $ 96.38
Expires 12/12/2014	521	(224,681)

Total Written Option (premiums $(183,752))		(224,681)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (L) (M)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Put- OTC 10-Year Interest Rate Swap	BCLY	6-Month JPY LIBOR BBA	Pay	1.40%	06/05/2014	JPY	1,402,000,000	$(30,217)	$(27)
Put- OTC 10-Year Interest Rate Swap	BCLY	6-Month JPY LIBOR BBA	Pay	1.40	06/06/2014		700,000,000	(17,205)	(15)
Put- OTC 10-Year Interest Rate Swap	BOA	6-Month JPY LIBOR BBA	Pay	1.40	06/09/2014		1,458,000,000	(44,501)	(45)

								$(91,923)	$(87)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.65%	11/26/2016		$5,060,000	$16,539	$8	$16,531
3-Month USD-LIBOR	1.70	08/31/2018		79,430,000	(48,259)	646	(48,905)
6-Month JPY-LIBOR	0.79	11/28/2023	JPY	741,165,000	(12,319)	110	(12,429)
6-Month JPY-LIBOR	0.82	11/25/2023		679,400,000	(28,805)	101	(28,906)

					$(72,844)	$865	$(73,709)

OVER THE COUNTER SWAP AGREEMENTS: (L) (M)

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 03/31/14 (R)	Notional Amount (S)	Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Barrick Gold Corp., 5.80%, 11/15/2034	1.00%	06/20/2021	GSC	241.45	$1,301,000	$113,897	$(110,742)	$224,639
Transocean, Inc., 7.38%, 04/15/2018	1.00	03/20/2019	CITI	157.76	1,580,000	(47,598)	(41,346)	(6,252)
Transocean, Inc., 7.38%, 04/15/2018	1.00	03/20/2019	BCLY	157.76	1,858,893	(56,000)	(36,183)	(19,817)

						$10,299	$(188,271)	$198,570

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (Q)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (S)	Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 21	5.00%	06/20/2019	CITI	$3,670,000	$350,546	$293,600	$56,946
North American CMBS Basket Index - Series AM2	0.50	03/15/2049	DUB	2,265,000	(36,057)	(315,949)	279,892
North American CMBS Basket Index - Series AM4	0.50	02/17/2051	DUB	870,000	(48,305)	(127,250)	78,945

					$266,184	$(149,599)	$415,783

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	1.75%	01/15/2033	CITI	JPY	268,900,000	$106,140	$0	$106,140
BRL-CDI	11.77	01/04/2016	DUB	BRL	11,805,861	(16,453)	0	(16,453)
MXN TIIE Banxico	4.71	02/10/2016	DUB	MXN	117,531,643	12,591	0	12,591
MXN TIIE Banxico	4.74	02/08/2016	DUB		118,212,986	50,284	0	50,284
MXN TIIE Banxico	4.74	03/17/2016	BOA		103,995,000	5,734	0	5,734

						$158,296	$0	$158,296

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month PLN-WIBOR	3.26%	03/26/2016	DUB	PLN	24,260,000	$(690)	$0	$(690)
3-Month USD-LIBOR	3.27	05/16/2021	DUB		$3,650,000	(260,430)	0	(260,430)
6-Month JPY-LIBOR	1.68	01/25/2033	BCLY	JPY	268,900,000	(70,993)	0	(70,993)

						$(332,113)	$0	$(332,113)

FUTURES CONTRACTS: (U)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(707)	06/19/2014	$375,242
2-Year U.S. Treasury Note	Long	316	06/30/2014	(96,476)
5-Year U.S. Treasury Note	Long	517	06/30/2014	46,707
90-Day Eurodollar	Short	(84)	12/14/2015	24,779
German Euro Bund	Short	(5)	06/06/2014	(3,926)
Long U.S. Treasury Bond	Long	361	06/19/2014	304,100
Ultra Long U.S. Treasury Bond	Long	254	06/19/2014	618,397

				$1,268,823

FORWARD FOREIGN CURRENCY CONTRACTS: (L) (M)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	(11,625,000)	04/22/2014	$(15,805,757)	$(208,652)
EUR	CITI	10,351,000	04/22/2014	13,985,422	273,945
GBP	BCLY	(1,172,000)	04/22/2014	(1,922,681)	(30,892)
ZAR	JPM	(26,090,000)	04/22/2014	(2,434,047)	(35,762)
ZAR	JPM	(8,703,000)	04/22/2014	(806,764)	(17,106)
ZAR	UBS	(17,408,000)	04/22/2014	(1,616,131)	(31,797)

					$(50,264)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (V)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$140,767,298	$—	$140,767,298
U.S. Government Agency Obligations	—	556,420,629	—	556,420,629
Foreign Government Obligations	—	25,552,963	—	25,552,963
Mortgage-Backed Securities	—	195,345,580	—	195,345,580
Asset-Backed Securities	—	215,248,789	—	215,248,789
Municipal Government Obligations	—	11,411,428	—	11,411,428
Preferred Corporate Debt Securities	—	1,107,095	—	1,107,095
Corporate Debt Securities
Air Freight & Logistics	—	3,114,075	—	3,114,075
Airlines	—	674,363	—	674,363
Auto Components	—	147,078	—	147,078
Automobiles	—	1,790,061	—	1,790,061
Beverages	—	4,220,338	—	4,220,338
Biotechnology	—	831,529	—	831,529
Building Products	—	157,300	—	157,300
Capital Markets	—	33,900,199	—	33,900,199
Chemicals	—	7,861,308	—	7,861,308
Commercial Banks	—	63,804,297	—	63,804,297
Commercial Services & Supplies	—	4,233,480	—	4,233,480
Communications Equipment	—	1,368,848	—	1,368,848
Computers & Peripherals	—	1,711,631	—	1,711,631
Construction & Engineering	—	1,233,467	—	1,233,467
Construction Materials	—	155,533	—	155,533
Consumer Finance	—	1,247,574	—	1,247,574
Containers & Packaging	—	245,428	—	245,428
Diversified Financial Services	—	5,075,103	0	5,075,103
Diversified Telecommunication Services	—	27,910,845	—	27,910,845
Electric Utilities	—	19,469,885	—	19,469,885
Electronic Equipment & Instruments	—	293,872	—	293,872
Energy Equipment & Services	—	10,860,294	—	10,860,294
Food & Staples Retailing	—	1,889,775	—	1,889,775
Food Products	—	1,555,642	—	1,555,642
Health Care Equipment & Supplies	—	2,527,527	—	2,527,527
Health Care Providers & Services	—	13,929,113	—	13,929,113
Hotels, Restaurants & Leisure	—	4,079,270	—	4,079,270
Household Durables	—	184,595	—	184,595
Household Products	—	5,363,344	—	5,363,344
Industrial Conglomerates	—	935,287	—	935,287
Insurance	—	24,611,798	—	24,611,798
Internet Software & Services	—	167,099	—	167,099
IT Services	—	4,511,360	—	4,511,360
Life Sciences Tools & Services	—	3,685,659	—	3,685,659
Media	—	22,021,683	—	22,021,683
Metals & Mining	—	6,668,663	—	6,668,663
Multi-Utilities	—	5,112,295	—	5,112,295
Oil, Gas & Consumable Fuels	—	63,667,916	—	63,667,916
Paper & Forest Products	—	4,770,466	—	4,770,466
Personal Products	—	164,926	—	164,926
Pharmaceuticals	—	7,250,738	—	7,250,738
Professional Services	—	183,203	—	183,203
Real Estate Investment Trusts	—	2,168,215	—	2,168,215
Real Estate Management & Development	—	2,344,282	—	2,344,282
Road & Rail	—	881,905	—	881,905
Software	—	1,139,500	—	1,139,500
Specialty Retail	—	1,840,805	—	1,840,805
Tobacco	—	3,483,587	—	3,483,587
Transportation Infrastructure	—	163,680	—	163,680
Wireless Telecommunication Services	—	10,915,931	—	10,915,931
Preferred Stocks	6,536,036	—	—	6,536,036
Purchased Option	532,069	—	—	532,069
Purchased Swaptions	—	10,294	—	10,294
Short-Term Investment Company	43,779,411	—	—	43,779,411
Securities Lending Collateral	75,087,416	—	—	75,087,416

Total Investment Securities	$125,934,932	$1,532,388,848	$—	$1,658,323,780

Derivative Financial Instruments
Credit Default Swap Agreements (W)	$—	$640,422	$—	$640,422
Interest Rate Swap Agreements (W)	—	191,280	—	191,280
Futures Contracts (W)	1,369,225	—	—	1,369,225
Forward Foreign Currency Contracts (W)	—	273,945	—	273,945

Total Derivative Financial Instruments	$1,369,225	$1,105,647	$—	$2,474,872

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(105,165,983)	$—	$(105,165,983)

Total TBA Short Commitments	$—	$(105,165,983)	$—	$(105,165,983)

Derivative Financial Instruments
Written Option	$(224,681)	$—	$—	$(224,681)
Written Swaptions on Interest Rate Swap Agreements	—	(87)	—	(87)
Credit Default Swap Agreements (W)	—	(26,069)	—	(26,069)
Interest Rate Swap Agreements (W)	—	(438,806)	—	(438,806)
Futures Contracts (W)	(100,402)	—	—	(100,402)
Forward Foreign Currency Contracts (W)	—	(324,209)	—	(324,209)

Total Derivative Financial Instruments	$(325,083)	$(789,171)	$—	$(1,114,254)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (X)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (Y)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (X)
Corporate Debt Securities	$0	$—	$—	$(358)	$—	$358	$—	$—	$0	$358

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $73,536,315. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	In default.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $195, or less than 0.01% of the portfolio’s net assets.
(H)	Illiquid. Total aggregate fair value of illiquid securities is $29,395, or less than 0.01% of the portfolio’s net assets.
(I)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(J)	Rate shown reflects the yield at March 31, 2014.
(K)	Non-income producing security.
(L)	Cash in the amount of $520,000 has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts.
(M)	Cash in the amount of $100,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(N)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(O)	Aggregate cost for federal income tax purposes is $1,650,556,358. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $25,504,753 and $17,737,331, respectively. Net unrealized appreciation for tax purposes is $7,767,422.
(P)	Cash in the amount of $1,090,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(Q)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	Cash in the amount of $991,010 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(V)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(W)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(X)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(Y)	Level 3 securities were not considered significant to the portfolio.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $225,574,580, or 16.43% of the portfolio’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CMBS	Commercial Mortgage-Backed Securities
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
OTC	Over the Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 88.4%
Aerospace & Defense - 1.5%
Accudyne Industries Borrower / Accudyne Industries LLC
7.75%, 12/15/2020 - 144A	$ 1,785,000	$ 1,923,337
Alliant Techsystems, Inc.
5.25%, 10/01/2021 - 144A	1,175,000	1,207,313
Bombardier, Inc.
4.75%, 04/15/2019 - 144A	915,000	929,869
6.00%, 10/15/2022 - 144A	1,855,000	1,882,825
GenCorp, Inc.
7.13%, 03/15/2021	1,350,000	1,463,062
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	1,465,000	1,616,994
TransDigm, Inc.
7.75%, 12/15/2018	3,750,000	4,021,875
Air Freight & Logistics - 0.2%
Air Medical Group Holdings, Inc.
9.25%, 11/01/2018	1,728,000	1,864,080
Auto Components - 0.4%
American Axle & Manufacturing, Inc.
5.13%, 02/15/2019	550,000	572,688
Schaeffler Holding Finance BV
6.88%, 08/15/2018
(Cash Rate: 6.88%) - 144A (A)	2,450,000	2,606,187
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/2018	436,000	468,155
Automobiles - 1.0%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 - 144A	1,825,000	1,998,375
8.25%, 06/15/2021	2,815,000	3,184,469
8.25%, 06/15/2021 - 144A	3,120,000	3,529,500
Beverages - 0.4%
Constellation Brands, Inc.
4.25%, 05/01/2023	2,640,000	2,580,600
6.00%, 05/01/2022	1,240,000	1,370,200
Biotechnology - 0.1%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115,000	1,181,900
Building Products - 1.0%
Builders FirstSource, Inc.
7.63%, 06/01/2021 - 144A	1,975,000	2,137,938
Interline Brands, Inc.
10.00%, 11/15/2018
(Cash Rate: 10.00%) (A)	2,665,000	2,898,187
Nortek, Inc.
8.50%, 04/15/2021	1,440,000	1,609,200
10.00%, 12/01/2018	1,560,000	1,712,100
USG Corp.
5.88%, 11/01/2021 - 144A	925,000	985,125
Capital Markets - 0.1%
E*TRADE Financial Corp.
6.00%, 11/15/2017	250,000	262,813
6.38%, 11/15/2019	860,000	935,250
Chemicals - 1.8%
Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B
7.38%, 05/01/2021 - 144A	2,620,000	2,849,250
Celanese US Holdings LLC
5.88%, 06/15/2021	765,000	822,375
6.63%, 10/15/2018	655,000	691,680

	Principal	Value
Chemicals (continued)
Chemtura Corp.
5.75%, 07/15/2021	$ 670,000	$ 695,125
Ineos Finance PLC
8.38%, 02/15/2019 - 144A	3,190,000	3,524,950
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75%, 03/01/2019	750,000	796,875
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	2,380,000	2,457,350
Tronox Finance LLC
6.38%, 08/15/2020	3,780,000	3,883,950
Commercial Banks - 0.7%
CIT Group, Inc.
5.00%, 08/15/2022	385,000	399,438
5.25%, 03/15/2018	525,000	564,375
5.38%, 05/15/2020	190,000	203,775
5.50%, 02/15/2019 - 144A	865,000	932,038
JPMorgan Chase & Co.
6.13%, 04/30/2024 (B) (C)	1,390,000	1,368,185
6.75%, 02/01/2024 (B) (C)	2,295,000	2,415,487
Commercial Services & Supplies - 3.9%
ADS Waste Holdings, Inc.
8.25%, 10/01/2020	960,000	1,044,000
ADT Corp.
6.25%, 10/15/2021 - 144A	2,150,000	2,209,125
Alphabet Holding Co., Inc.
7.75%, 11/01/2017
(Cash Rate: 7.75%) (A)	4,800,000	4,962,000
Clean Harbors, Inc.
5.13%, 06/01/2021	865,000	882,300
5.25%, 08/01/2020	925,000	952,750
Covanta Holding Corp.
5.88%, 03/01/2024	1,325,000	1,345,916
6.38%, 10/01/2022	1,700,000	1,806,250
CTP Transportation Products LLC / CTP Finance, Inc.
8.25%, 12/15/2019 - 144A	895,000	964,363
Envision Healthcare Corp.
8.13%, 06/01/2019	449,000	479,869
Hertz Corp.
6.25%, 10/15/2022	955,000	1,021,850
7.50%, 10/15/2018	735,000	782,775
Interface, Inc.
7.63%, 12/01/2018	657,000	699,705
Iron Mountain, Inc.
6.00%, 08/15/2023	2,485,000	2,640,312
Nielsen Co. Luxembourg SARL
5.50%, 10/01/2021 - 144A	985,000	1,028,094
Polymer Group, Inc.
7.75%, 02/01/2019	1,265,000	1,353,550
RR Donnelley & Sons Co.
6.00%, 04/01/2024	470,000	473,525
ServiceMaster Co.
7.00%, 08/15/2020	1,035,000	1,095,806
8.00%, 02/15/2020	3,165,000	3,434,025
United Rentals North America, Inc.
6.13%, 06/15/2023	940,000	996,400
7.38%, 05/15/2020	4,950,000	5,463,562
7.63%, 04/15/2022	585,000	655,931
8.25%, 02/01/2021	290,000	324,438
8.38%, 09/15/2020	475,000	526,063
Communications Equipment - 2.0%
Alcatel-Lucent USA, Inc.
4.63%, 07/01/2017 - 144A	935,000	960,712
6.75%, 11/15/2020 - 144A	1,880,000	1,988,100
8.88%, 01/01/2020 - 144A	5,315,000	6,032,525

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Communications Equipment (continued)
Avaya, Inc.
9.00%, 04/01/2019 - 144A	$ 2,975,000	$ 3,094,000
9.75%, 11/01/2015	345,000	344,138
10.50%, 03/01/2021 - 144A	3,387,600	3,141,999
CommScope Holding Co., Inc.
6.63%, 06/01/2020
(Cash Rate: 6.63%) - 144A (A)	1,460,000	1,543,950
CommScope, Inc.
8.25%, 01/15/2019 - 144A	781,000	845,432
Computers & Peripherals - 0.7%
NCR Corp.
5.00%, 07/15/2022	1,145,000	1,146,431
5.88%, 12/15/2021 - 144A	615,000	647,288
6.38%, 12/15/2023 - 144A	1,090,000	1,158,125
Seagate HDD Cayman
7.00%, 11/01/2021	2,720,000	3,043,000
Consumer Finance - 2.2%
Ally Financial, Inc.
3.50%, 07/18/2016	3,340,000	3,440,200
5.50%, 02/15/2017	1,700,000	1,844,500
6.25%, 12/01/2017	3,830,000	4,275,237
8.00%, 12/31/2018 - 11/01/2031	2,430,000	2,979,975
SLM Corp., Series MTN
5.50%, 01/15/2019	4,230,000	4,473,225
6.13%, 03/25/2024	1,385,000	1,383,269
8.00%, 03/25/2020	1,245,000	1,433,306
Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.25%, 01/31/2019 - 144A	665,000	694,925
7.00%, 11/15/2020 - 144A	774,706	815,378
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
5.63%, 12/15/2016 - 144A	645,000	661,125
6.00%, 06/15/2017 - 144A	915,000	947,025
BOE Merger Corp.
9.50%, 11/01/2017
(Cash Rate: 9.50%) - 144A (A)	1,670,000	1,770,200
BWAY Holding Co.
10.00%, 06/15/2018	455,000	484,575
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	950,000	907,250
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,625,000	4,173,281
Distributors - 0.5%
HD Supply, Inc.
7.50%, 07/15/2020	1,950,000	2,127,938
8.13%, 04/15/2019	695,000	774,925
VWR Funding, Inc.
7.25%, 09/15/2017	1,325,000	1,424,375
Diversified Consumer Services - 1.3%
CBC Ammo LLC / CBC FinCo, Inc.
7.25%, 11/15/2021 - 144A	2,010,000	2,030,100
Laureate Education, Inc.
9.25%, 09/01/2019 - 144A	8,740,000	9,308,100
Diversified Financial Services - 1.6%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/2016 - 144A	113,920	117,907
General Motors Financial Co., Inc.
3.25%, 05/15/2018	320,000	322,800
4.25%, 05/15/2023	855,000	844,313
4.75%, 08/15/2017	1,350,000	1,442,812
6.75%, 06/01/2018	1,075,000	1,225,500

	Principal	Value
Diversified Financial Services (continued)
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
3.50%, 03/15/2017 - 144A	$ 1,300,000	$ 1,313,000
4.88%, 03/15/2019 - 144A	1,770,000	1,800,975
5.88%, 02/01/2022 - 144A	615,000	624,225
6.00%, 08/01/2020 - 144A	1,790,000	1,897,400
Neiman Marcus Group LTD, Inc.
8.00%, 10/15/2021 - 144A	1,365,000	1,499,794
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	2,870,000	3,013,500
Diversified Telecommunication Services - 4.5%
CenturyLink, Inc.
6.75%, 12/01/2023	2,695,000	2,860,069
Digicel, Ltd.
6.00%, 04/15/2021 - 144A	1,525,000	1,559,312
Frontier Communications Corp.
7.63%, 04/15/2024	765,000	799,425
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,725,000	2,990,687
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	1,895,000	2,056,075
Intelsat Luxembourg SA
7.75%, 06/01/2021 - 144A	4,210,000	4,431,025
8.13%, 06/01/2023 - 144A	3,205,000	3,397,300
SBA Telecommunications, Inc.
5.75%, 07/15/2020	1,640,000	1,717,900
8.25%, 08/15/2019	429,000	455,276
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	1,199,000
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	4,730,000	5,214,825
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620,000	1,765,800
Virgin Media Finance PLC
6.38%, 04/15/2023 - 144A	945,000	1,001,700
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017
(Cash Rate: 12.25%) - 144A (A)	1,145,741	1,200,164
Windstream Corp.
6.38%, 08/01/2023	2,385,000	2,325,375
7.50%, 06/01/2022	1,200,000	1,266,000
7.75%, 10/01/2021	5,410,000	5,815,750
8.13%, 09/01/2018	555,000	589,688
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
6.88%, 08/15/2017 - 144A	640,000	655,200
Energy Equipment & Services - 2.1%
Access Midstream Partners, LP / ACMP Finance Corp.
4.88%, 03/15/2024	1,200,000	1,197,000
Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.
4.75%, 11/15/2021	2,635,000	2,503,250
Atwood Oceanics, Inc.
6.50%, 02/01/2020	1,035,000	1,112,625
Bristow Group, Inc.
6.25%, 10/15/2022	1,050,000	1,113,000
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690,000	724,500
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.50%, 03/01/2020	505,000	536,563
Oil States International, Inc.
6.50%, 06/01/2019	2,110,000	2,220,775

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
Precision Drilling Corp.
6.50%, 12/15/2021	$ 1,835,000	$ 1,963,450
6.63%, 11/15/2020	835,000	893,450
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 04/15/2023	5,000,000	5,094,987
SESI LLC
6.38%, 05/01/2019	1,315,000	1,400,475
Food & Staples Retailing - 0.4%
Dufry Finance SCA
5.50%, 10/15/2020 - 144A	1,500,000	1,562,640
Pantry, Inc.
8.38%, 08/01/2020	1,885,000	2,035,800
Food Products - 1.2%
ARAMARK Corp.
5.75%, 03/15/2020	895,000	945,344
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 - 144A (A) (D)	2,105,200	1,901,697
B&G Foods, Inc.
4.63%, 06/01/2021	280,000	276,850
Darling International, Inc.
5.38%, 01/15/2022 - 144A	1,070,000	1,099,425
Michael Foods Group, Inc.
9.75%, 07/15/2018	1,025,000	1,094,187
Michael Foods Holding, Inc.
8.50%, 07/15/2018
(Cash Rate: 8.50%) - 144A (A)	3,025,000	3,161,125
Pinnacle Operating Corp.
9.00%, 11/15/2020 - 144A	1,055,000	1,139,400
Post Holdings, Inc.
6.75%, 12/01/2021 - 144A	845,000	894,644
7.38%, 02/15/2022 - 144A	380,000	408,500
Gas Utilities - 0.9%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75%, 05/20/2020	985,000	1,066,263
7.00%, 05/20/2022	3,665,000	4,004,012
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25%, 08/20/2019	1,220,000	1,311,500
Sabine Pass LNG, LP
6.50%, 11/01/2020	1,915,000	2,010,750
Health Care Equipment & Supplies - 3.2%
Alere, Inc.
6.50%, 06/15/2020	4,890,000	5,134,500
8.63%, 10/01/2018	1,180,000	1,265,550
Biomet, Inc.
6.50%, 08/01/2020	3,505,000	3,774,885
ConvaTec Finance International SA
8.25%, 01/15/2019
(Cash Rate: 8.25%) - 144A (A)	4,800,000	4,944,000
ConvaTec Healthcare E SA
10.50%, 12/15/2018 - 144A	2,885,000	3,209,562
Hologic, Inc.
6.25%, 08/01/2020	4,430,000	4,684,725
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018	3,095,000	3,555,381
Physio-Control International, Inc.
9.88%, 01/15/2019 - 144A	1,235,000	1,386,288
Teleflex, Inc.
6.88%, 06/01/2019	1,000,000	1,066,250
Health Care Providers & Services - 5.3%
Amsurg Corp.
5.63%, 11/30/2020	625,000	650,000
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,278,500

	Principal	Value
Health Care Providers & Services (continued)
CHS / Community Health Systems, Inc. (continued)
6.88%, 02/01/2022 - 144A	$ 3,975,000	$ 4,153,875
7.13%, 07/15/2020	2,295,000	2,490,075
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,765,000	4,005,019
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/2019 - 144A	1,300,000	1,400,750
5.88%, 01/31/2022 - 144A	755,000	802,187
HCA Holdings, Inc.
6.25%, 02/15/2021	1,510,000	1,616,455
HCA, Inc.
6.50%, 02/15/2020	2,905,000	3,253,600
7.50%, 02/15/2022	3,410,000	3,895,925
INC Research LLC
11.50%, 07/15/2019 - 144A	1,470,000	1,650,075
MPH Acquisition Holdings LLC
6.63%, 04/01/2022 - 144A	6,715,000	6,891,269
MultiPlan, Inc.
9.88%, 09/01/2018 - 144A	2,885,000	3,130,225
ResCare, Inc.
10.75%, 01/15/2019	1,975,000	2,192,250
Tenet Healthcare Corp.
5.00%, 03/01/2019 - 144A	745,000	744,069
6.00%, 10/01/2020 - 144A	1,410,000	1,508,700
8.13%, 04/01/2022	2,800,000	3,129,000
United Surgical Partners International, Inc.
9.00%, 04/01/2020	1,180,000	1,309,800
WellCare Health Plans, Inc.
5.75%, 11/15/2020	2,265,000	2,378,250
Health Care Technology - 0.4%
Healthcare Technology Intermediate, Inc.
7.38%, 09/01/2018
(Cash Rate: 7.38%) - 144A (A)	1,970,000	2,009,400
IMS Health, Inc.
6.00%, 11/01/2020 - 144A	1,855,000	1,952,388
Hotels, Restaurants & Leisure - 7.5%
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A (E)	3,095,000	1,222,525
Caesars Entertainment Operating Co., Inc.
5.63%, 06/01/2015	4,105,000	3,992,112
8.50%, 02/15/2020	2,710,000	2,398,350
9.00%, 02/15/2020	950,000	852,625
Carlson Wagonlit BV
6.88%, 06/15/2019 - 144A	2,430,000	2,594,025
Cinemark USA, Inc.
7.38%, 06/15/2021	540,000	598,725
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	250,000	256,563
4.88%, 11/01/2020 - 144A	2,885,000	2,960,731
5.38%, 11/01/2023 - 144A	625,000	642,188
Greektown Holdings LLC (Escrow Shares)
Zero Coupon, 12/01/2049 (F)	1,495,000	0
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021 - 144A	2,875,000	3,004,375
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/2020 - 144A (D) (G)	225,778	221,262
MGM Resorts International
6.63%, 12/15/2021	3,185,000	3,503,500
7.75%, 03/15/2022	3,385,000	3,926,600
MISA Investments, Ltd.
8.63%, 08/15/2018
(Cash Rate: 8.63%) - 144A (A) (D)	1,480,000	1,524,400
Mohegan Tribal Gaming Authority
11.00%, 09/15/2018 - 144A	2,580,000	2,596,125
National CineMedia LLC
6.00%, 04/15/2022	1,045,000	1,102,475

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp., Ltd.
5.00%, 02/15/2018	$ 810,000	$ 840,375
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 - 144A (A)	1,585,000	1,673,331
NPC International, Inc. / NPC Operating Co. A, Inc.
10.50%, 01/15/2020	3,175,000	3,627,437
Playa Resorts Holding BV
8.00%, 08/15/2020 - 144A	1,080,000	1,166,400
Regent Seven Seas
9.13%, 05/15/2019	5,745,000	6,319,500
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 - 03/15/2018	970,000	1,109,350
Station Casinos LLC
7.50%, 03/01/2021	3,045,000	3,292,406
Studio City Finance, Ltd.
8.50%, 12/01/2020 - 144A	6,625,000	7,386,875
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance Corp.
6.38%, 06/01/2021 - 144A	485,000	477,725
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A (D)	2,435,000	2,100,188
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	1,160,000	1,316,600
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 - 144A (D)	1,419,682	298,133
WMG Acquisition Corp.
5.63%, 04/15/2022 - 144A	1,830,000	1,857,450
6.00%, 01/15/2021 - 144A	868,000	904,890
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	1,435,000	1,596,438
Wynn Macau, Ltd.
5.25%, 10/15/2021 - 144A	1,600,000	1,628,000
Household Durables - 0.6%
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	2,030,000	2,161,950
Libbey Glass, Inc.
6.88%, 05/15/2020	2,113,000	2,308,452
Tempur Sealy International, Inc.
6.88%, 12/15/2020	1,065,000	1,164,844
Household Products - 1.9%
Harbinger Group, Inc.
7.88%, 07/15/2019	1,780,000	1,953,550
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,402,000
7.13%, 04/15/2019	1,795,000	1,898,212
7.88%, 08/15/2019	985,000	1,084,731
9.88%, 08/15/2019	4,600,000	5,140,500
Spectrum Brands, Inc.
6.38%, 11/15/2020	935,000	1,012,138
6.63%, 11/15/2022	1,360,000	1,480,700
6.75%, 03/15/2020	1,345,000	1,457,644
Independent Power Producers & Energy Traders - 0.9%
AES Corp.
5.50%, 03/15/2024	905,000	898,212
Edison Mission Energy
7.50%, 06/15/2049 (E)	2,150,000	1,956,500
NRG Energy, Inc.
7.88%, 05/15/2021	1,665,000	1,831,500
8.25%, 09/01/2020	2,960,000	3,248,600
Industrial Conglomerates - 1.1%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360,000	2,459,521

	Principal	Value
Industrial Conglomerates (continued)
Modular Space Corp.
10.25%, 01/31/2019 - 144A	$ 460,000	$ 478,400
Neiman Marcus Group LTD, Inc.
8.75%, 10/15/2021
(Cash Rate: 8.75%) - 144A (A)	1,725,000	1,906,125
Opal Acquisition, Inc.
8.88%, 12/15/2021 - 144A	1,885,000	1,894,425
Penn National Gaming, Inc.
5.88%, 11/01/2021 - 144A	1,120,000	1,100,400
Tms International Corp.
7.63%, 10/15/2021 - 144A	1,785,000	1,914,413
Insurance - 0.5%
A-S Co.-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
7.88%, 12/15/2020 - 144A	1,535,000	1,642,450
USI, Inc.
7.75%, 01/15/2021 - 144A	2,955,000	3,080,588
Internet Software & Services - 0.1%
Equinix, Inc.
7.00%, 07/15/2021	1,100,000	1,226,500
IT Services - 0.3%
Alliance Data Systems Corp.
6.38%, 04/01/2020 - 144A	1,000,000	1,065,000
NeuStar, Inc.
4.50%, 01/15/2023	675,000	585,563
SunGard Availability Services Capital, Inc.
8.75%, 04/01/2022 - 144A	1,280,000	1,281,600
Life Sciences Tools & Services - 0.5%
Jaguar Holding Co. II / Jaguar Merger Sub, Inc.
9.50%, 12/01/2019 - 144A	4,070,000	4,527,875
Machinery - 0.7%
BlueLine Rental Finance Corp.
7.00%, 02/01/2019 - 144A	730,000	771,975
CNH Capital LLC
6.25%, 11/01/2016	1,640,000	1,797,850
Milacron LLC / Mcron Finance Corp.
7.75%, 02/15/2021 - 144A	475,000	513,000
Navistar International Corp.
8.25%, 11/01/2021	2,725,000	2,779,500
Vander Intermediate Holding II Corp.
9.75%, 02/01/2019
(Cash Rate: 9.75%) - 144A (A)	280,000	295,400
Media - 5.1%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049 (B)	1,305,000	9,135
10.25%, 06/15/2049 - 11/01/2049	1,460,000	10,220
AMC Networks, Inc.
4.75%, 12/15/2022	885,000	880,575
7.75%, 07/15/2021	890,000	1,003,475
Cablevision Systems Corp.
7.75%, 04/15/2018	4,805,000	5,489,712
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,848,937
5.75%, 01/15/2024	1,865,000	1,851,013
6.50%, 04/30/2021	1,125,000	1,192,500
7.25%, 10/30/2017	1,235,000	1,307,556
8.13%, 04/30/2020	100,000	109,500
Clear Channel Communications, Inc.
11.25%, 03/01/2021	2,430,000	2,703,375
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	2,740,000	2,921,400
7.63%, 03/15/2020	385,000	412,913

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Media (continued)
Columbus International, Inc.
7.38%, 03/30/2021 - 144A	$ 735,000	$ 756,131
Crown Media Holdings, Inc.
10.50%, 07/15/2019	905,000	1,024,913
CSC Holdings LLC
6.75%, 11/15/2021	185,000	206,738
DISH DBS Corp.
5.88%, 07/15/2022	1,970,000	2,102,975
6.75%, 06/01/2021	3,215,000	3,600,800
LBI Media, Inc.
10.00%, 04/15/2019 - 144A	1,490,000	1,542,150
13.50%, 04/15/2020 - 144A
(Cash Rate: 4.25%) (A) (D)	164,545	141,518
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75%, 04/01/2021 - 144A	3,260,000	3,700,100
Mediacom LLC / Mediacom Capital Corp.
9.13%, 08/15/2019	935,000	1,000,450
National CineMedia LLC
7.88%, 07/15/2021	3,010,000	3,322,287
Regal Entertainment Group
5.75%, 03/15/2022 - 02/01/2025	1,620,000	1,630,800
Sirius XM Holdings, Inc.
5.88%, 10/01/2020 - 144A	580,000	610,450
Starz LLC / Starz Finance Corp.
5.00%, 09/15/2019	1,250,000	1,290,625
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	2,220,000	2,264,400
VTR Finance BV
6.88%, 01/15/2024 - 144A	1,370,000	1,424,800
Metals & Mining - 2.2%
AK Steel Corp.
8.75%, 12/01/2018	870,000	976,575
ArcelorMittal
6.75%, 02/25/2022	985,000	1,081,038
Eldorado Gold Corp.
6.13%, 12/15/2020 - 144A	3,205,000	3,205,000
First Quantum Minerals, Ltd.
6.75%, 02/15/2020 - 144A	1,257,000	1,272,713
7.00%, 02/15/2021 - 144A	1,257,000	1,278,997
IAMGOLD Corp.
6.75%, 10/01/2020 - 144A	1,870,000	1,664,300
KGHM International, Ltd.
7.75%, 06/15/2019 - 144A	2,985,000	3,149,175
New Gold, Inc.
6.25%, 11/15/2022 - 144A	1,300,000	1,319,500
7.00%, 04/15/2020 - 144A	770,000	810,425
Novelis, Inc.
8.38%, 12/15/2017	1,145,000	1,225,150
8.75%, 12/15/2020	2,205,000	2,464,087
SunCoke Energy, Inc.
7.63%, 08/01/2019	1,085,000	1,160,950
Oil, Gas & Consumable Fuels - 9.4%
Antero Resources Finance Corp.
5.38%, 11/01/2021 - 144A	2,220,000	2,253,300
Berry Petroleum Co. LLC
6.38%, 09/15/2022	1,625,000	1,681,875
Bonanza Creek Energy, Inc.
6.75%, 04/15/2021	1,780,000	1,900,150
Chesapeake Energy Corp.
6.13%, 02/15/2021	2,455,000	2,675,950
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.63%, 11/15/2019	875,000	907,813

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.
5.50%, 04/01/2023	$ 4,065,000	$ 4,227,600
6.50%, 01/15/2022	1,070,000	1,166,300
7.00%, 01/15/2021	1,325,000	1,460,813
Continental Resources, Inc.
7.13%, 04/01/2021	545,000	616,531
CrownRock, LP / CrownRock Finance, Inc.
7.13%, 04/15/2021 - 144A	1,875,000	1,987,500
CVR Refining LLC / Coffeyville Finance, Inc.
6.50%, 11/01/2022	2,815,000	2,962,787
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360,000	1,479,000
EP Energy LLC / EP Energy Finance, Inc.
9.38%, 05/01/2020	2,490,000	2,879,062
EP Energy LLC / Everest Acquisition Finance, Inc.
6.88%, 05/01/2019	3,385,000	3,655,800
7.75%, 09/01/2022	680,000	763,300
EPL Oil & Gas, Inc.
8.25%, 02/15/2018	945,000	1,022,963
Halcon Resources Corp.
9.75%, 07/15/2020 - 144A	905,000	972,875
Harvest Operations Corp.
6.88%, 10/01/2017	645,000	696,600
Kinder Morgan, Inc.
5.00%, 02/15/2021 - 144A	3,045,000	3,049,306
Kodiak Oil & Gas Corp.
5.50%, 01/15/2021	360,000	369,450
8.13%, 12/01/2019	3,020,000	3,348,425
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,645,000	1,825,950
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	1,870,000	1,935,450
Murphy Oil USA, Inc.
6.00%, 08/15/2023 - 144A	3,680,000	3,799,600
Newfield Exploration Co.
5.63%, 07/01/2024	2,265,000	2,349,937
Oasis Petroleum, Inc.
6.50%, 11/01/2021	755,000	811,625
6.88%, 03/15/2022 - 144A	2,200,000	2,381,500
6.88%, 01/15/2023	2,510,000	2,723,350
Parsley Energy LLC / Parsley Finance Corp.
7.50%, 02/15/2022 - 144A	645,000	680,475
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020	1,565,000	1,698,025
Plains Exploration & Production Co.
6.88%, 02/15/2023	3,510,000	3,904,875
QEP Resources, Inc.
5.25%, 05/01/2023	1,455,000	1,447,725
Range Resources Corp.
6.75%, 08/01/2020	1,320,000	1,425,600
Rosetta Resources, Inc.
5.63%, 05/01/2021	1,610,000	1,646,225
5.88%, 06/01/2022	2,270,000	2,321,075
9.50%, 04/15/2018	825,000	867,281
Samson Investment Co.
10.75%, 02/15/2020 - 144A	1,825,000	1,989,250
SandRidge Energy, Inc.
7.50%, 03/15/2021	890,000	950,075
8.13%, 10/15/2022	90,000	98,100
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (B)	2,985,000	59,700
Seven Generations Energy, Ltd.
8.25%, 05/15/2020 - 144A	3,430,000	3,755,850

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
6.50%, 01/01/2023	$ 1,445,000	$ 1,542,537
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020 - 144A (D)	465,000	496,388
Tesoro Corp.
5.38%, 10/01/2022	1,665,000	1,712,869
Ultra Petroleum Corp.
5.75%, 12/15/2018 - 144A	445,000	467,250
WPX Energy, Inc.
5.25%, 01/15/2017	615,000	658,050
6.00%, 01/15/2022	2,725,000	2,793,125
Paper & Forest Products - 0.2%
Domtar Corp.
10.75%, 06/01/2017	1,540,000	1,933,456
Pharmaceuticals - 1.7%
Capsugel SA
7.00%, 05/15/2019 - 144A	650,000	669,500
ENDO Health Solutions, Inc.
7.00%, 07/15/2019 - 12/15/2020	1,930,000	2,079,575
7.25%, 01/15/2022	2,275,000	2,462,687
Grifols Worldwide Operations, Ltd.
5.25%, 04/01/2022 - 144A	1,095,000	1,119,638
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 - 144A	1,550,000	1,654,625
Valeant Pharmaceuticals International
6.38%, 10/15/2020 - 144A	4,365,000	4,714,200
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/2021 - 144A	1,945,000	2,188,125
Professional Services - 1.7%
FTI Consulting, Inc.
6.00%, 11/15/2022	4,080,000	4,161,600
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/2023	1,425,000	1,519,406
TransUnion Holding Co., Inc.
8.13%, 06/15/2018	1,980,000	2,079,000
9.63%, 06/15/2018	3,545,000	3,766,563
TransUnion LLC / TransUnion Financing Corp.
11.38%, 06/15/2018	3,035,000	3,262,625
Real Estate Management & Development - 0.5%
Algeco Scotsman Global Finance PLC
10.75%, 10/15/2019 - 144A	1,670,000	1,849,525
CBRE Services, Inc.
6.63%, 10/15/2020	2,470,000	2,636,725
Road & Rail - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	620,000	624,650
9.75%, 03/15/2020	2,165,000	2,492,456
Watco Cos. LLC / Watco Finance Corp.
6.38%, 04/01/2023 - 144A	950,000	964,250
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.
6.75%, 03/01/2019 - 144A	880,000	883,300
Freescale Semiconductor, Inc.
6.00%, 01/15/2022 - 144A	1,390,000	1,475,138
NXP BV / NXP Funding LLC
5.75%, 02/15/2021 - 144A	990,000	1,054,350
Software - 2.6%
Activision Blizzard, Inc.
6.13%, 09/15/2023 - 144A	935,000	1,017,981

	Principal	Value
Software (continued)
Audatex North America, Inc.
6.00%, 06/15/2021 - 144A	$ 1,335,000	$ 1,425,113
BMC Software Finance, Inc.
8.13%, 07/15/2021 - 144A	2,360,000	2,483,900
First Data Corp.
6.75%, 11/01/2020 - 144A	200,000	215,000
7.38%, 06/15/2019 - 144A	2,535,000	2,725,125
10.63%, 06/15/2021	3,210,000	3,611,250
11.25%, 01/15/2021	1,725,000	1,968,656
11.75%, 08/15/2021	910,000	955,500
Infor US, Inc.
9.38%, 04/01/2019	1,605,000	1,807,631
Nuance Communications, Inc.
5.38%, 08/15/2020 - 144A	870,000	865,650
Southern Graphics, Inc.
8.38%, 10/15/2020 - 144A	1,565,000	1,662,812
SSI Investments II, Ltd. / SSI Co.-Issuer LLC
11.13%, 06/01/2018	4,375,000	4,664,844
Specialty Retail - 5.4%
Academy, Ltd. / Academy Finance Corp.
9.25%, 08/01/2019 - 144A	2,170,000	2,368,012
Burlington Holdings LLC / Burlington Holding Finance, Inc.
9.00%, 02/15/2018
(Cash Rate: 9.00%) - 144A (A)	733,000	749,493
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	2,685,000	2,789,044
Express LLC
8.75%, 03/01/2018	5,145,000	5,389,490
Hot Topic, Inc.
9.25%, 06/15/2021 - 144A	3,590,000	3,877,200
L Brands, Inc.
5.63%, 02/15/2022	2,700,000	2,851,875
6.63%, 04/01/2021	4,135,000	4,646,706
8.50%, 06/15/2019	2,650,000	3,206,500
Michaels FinCo Holdings LLC / Michaels FinCo, Inc.
7.50%, 08/01/2018
(Cash Rate: 7.50%) - 144A (A)	3,875,000	3,991,250
Michaels Stores, Inc.
7.75%, 11/01/2018	450,000	480,938
New Academy Finance Co. LLC / New Academy Finance Corp.
8.00%, 06/15/2018
(Cash Rate: 8.00%) - 144A (A)	3,995,000	4,089,881
Party City Holdings, Inc.
8.88%, 08/01/2020	2,320,000	2,583,900
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	3,325,000	3,574,375
Petco Holdings, Inc.
8.50%, 10/15/2017
(Cash Rate: 8.50%) - 144A (A)	3,895,000	3,968,109
Radio Systems Corp.
8.38%, 11/01/2019 - 144A	1,160,000	1,284,700
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 06/01/2022	2,450,000	2,590,875
Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	2,290,000	2,513,275
PVH Corp.
7.75%, 11/15/2023	2,795,000	3,269,974
Quiksilver, Inc. / QS Wholesale, Inc.
7.88%, 08/01/2018 - 144A	285,000	309,937
10.00%, 08/01/2020	240,000	273,000

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Trading Companies & Distributors - 1.4%
International Lease Finance Corp.
8.25%, 12/15/2020	$ 2,775,000	$ 3,356,335
8.63%, 09/15/2015 - 01/15/2022	3,555,000	4,178,069
8.75%, 03/15/2017	2,455,000	2,881,556
Rexel SA
5.25%, 06/15/2020 - 144A	2,465,000	2,520,462
Transportation Infrastructure - 0.2%
CEVA Group PLC
7.00%, 03/01/2021 - 144A	425,000	432,438
9.00%, 09/01/2021 - 144A	1,495,000	1,528,637
Wireless Telecommunication Services - 3.6%
Digicel Group, Ltd.
7.13%, 04/01/2022 - 144A (H)	1,020,000	1,031,475
10.50%, 04/15/2018 - 144A	1,045,000	1,107,700
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,574,000	2,676,960
iPCS, Inc.
3.49%, 05/01/2014
(Cash Rate: 3.49%) (A)	880,000	880,000
NII International Telecom SCA
7.88%, 08/15/2019 - 144A	1,895,000	1,283,862
SBA Communications Corp.
5.63%, 10/01/2019	1,110,000	1,162,725
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	2,516,312
7.00%, 08/15/2020	775,000	844,750
9.00%, 11/15/2018 - 144A	6,075,000	7,426,687
9.13%, 03/01/2017	995,000	1,176,588
Sprint Corp.
7.25%, 09/15/2021 - 144A	1,570,000	1,711,300
7.88%, 09/15/2023 - 144A	4,520,000	4,972,000
T-Mobile USA, Inc.
6.25%, 04/01/2021	815,000	861,863
6.63%, 04/28/2021 - 04/01/2023	2,675,000	2,855,900
6.73%, 04/28/2022	905,000	969,481
6.84%, 04/28/2023	455,000	487,988

Total Corporate Debt Securities (cost $751,162,988)		792,486,995

CONVERTIBLE BONDS - 0.0% (I)
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates)
Series 4, Class A
2.50%, 06/15/2021 (F)	1,220,000	0
Media - 0.0% (I)
Mood Media Corp.
Series 1
10.00%, 10/31/2015 (D) (F) (J)	7,000	5,033

Total Convertible Bonds (cost $3,463)		5,033

LOAN ASSIGNMENTS - 3.9%
Chemicals - 0.1%
Tronox Pigments BV, Term Loan
4.50%, 03/19/2020 (B)	1,091,750	1,097,360
Commercial Services & Supplies - 0.2%
Rural/Metro Corp.
8.00%, 06/29/2018 (B)	2,220,798	2,165,278
Diversified Financial Services - 0.4%
Alixpartners LLP, 2nd Lien
9.00%, 07/12/2021 (B)	250,000	255,000
CEVA Group PLC USD Term Loan
6.50%, 03/04/2021 (B)	705,953	702,718

	Principal	Value
Diversified Financial Services (continued)
CEVA Intercompany B.V. USD Dutch Term
5.73%, 03/19/2021 (B)	$ 511,816	$ 509,470
CEVA Logistics Canada USD Canadian
5.73%, 03/19/2021 (B)	88,244	87,840
Nuveen Investments, Inc., 2nd Lien
6.50%, 02/28/2019 (B)	1,700,000	1,702,125
Food Products - 0.1%
New HB Acquisition LLC
6.75%, 04/09/2020 (B)	700,000	727,125
Health Care Providers & Services - 0.2%
Sheridan Holdings, Inc., 2nd Lien Term
8.25%, 12/13/2021 (B)	1,900,000	1,942,750
Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Finance LLC, USD Term Loan
3.75%, 10/26/2020 (B)	1,755,263	1,757,457
Regent Seven Seas, New Term Loan B
3.75%, 12/21/2018 (B)	1,446,375	1,446,375
WMG Acquisition Corp., Term Loan
3.75%, 07/01/2020 (B)	1,691,500	1,682,515
Household Products - 0.3%
Sun Products Corporation
5.50%, 03/23/2020 (B)	2,772,000	2,635,709
Insurance - 0.5%
Asurion LLC, New 2nd Lien
8.50%, 03/03/2021 (B)	3,200,000	3,297,334
Asurion LLC, New Term Loan
4.25%, 07/08/2020 (B)	1,290,250	1,283,440
Machinery - 0.3%
Pacific Industrial Services BidCo Pty, Ltd., 2nd Lien
8.75%, 04/02/2019 (B)	2,300,000	2,354,625
Metals & Mining - 0.7%
FMG Resources PTY Ltd., New Term Loan B
4.25%, 06/28/2019 (B)	6,117,161	6,161,131
Oil, Gas & Consumable Fuels - 0.3%
EP Energy LLC, Term Loan B3
3.50%, 05/24/2018 (B)	1,666,666	1,664,843
Rice Energy LLC, 2nd Lien
8.50%, 10/25/2018 (B)	1,190,977	1,211,819
Specialty Retail - 0.2%
Rue21, Inc. Term Loan B
5.63%, 10/07/2020 (B)	2,388,000	1,974,081

Total Loan Assignments (cost $34,396,534)		34,658,995

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. - Series B, 3.00%	16,120	4,588,236
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., 4.50%	12,015	1,099,493
Chesapeake Energy Corp. 144A, 5.75%	1,580	1,770,587

Total Convertible Preferred Stocks (cost $6,884,318)		7,458,316

COMMON STOCKS - 0.2%
Building Products - 0.2%
Panolam Holdings Co. - GDR (D) (F) (J) (K)	1,803	1,757,168
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates) (F) (K)	550,000	0

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Media - 0.0% (I)
New Cotai LLC / New Cotai Capital Corp. - Class B (D) (F) (K)	6	$ 185,250

Total Common Stocks (cost $3,265,049)		1,942,418

RIGHT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
BLB Contingent Value Rights (D) (J) (K)	2,010	1,658,250

Total Right (cost $2,010,000)		1,658,250

WARRANTS - 0.0% (I)
Food Products - 0.0% (I)
American Seafoods Group LLC (K)
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	126,500
Media - 0.0%
Reader’s Digest Association, Inc. (F) (K)
Expiration: 02/19/2014
Exercise Price: $47.35	13,112	0

Total Warrants (cost $0)		126,500

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
State Street Bank & Trust Co. 0.01% (L), dated 03/31/2014, to be repurchased at $46,152,275 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 11/25/2040 - 02/15/2041, and with a total value of $47,077,750.	$ 46,152,262	46,152,262

Total Repurchase Agreement (cost $46,152,262)		46,152,262

Total Investment Securities (cost $843,874,614) (M)		884,488,769
Other Assets and Liabilities - Net - 1.4%		12,380,764

Net Assets - 100.0%		$ 896,869,533

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities
Aerospace & Defense	$—	$13,045,275	$—	$13,045,275
Air Freight & Logistics	—	1,864,080	—	1,864,080
Auto Components	—	3,647,030	—	3,647,030
Automobiles	—	8,712,344	—	8,712,344
Beverages	—	3,950,800	—	3,950,800
Biotechnology	—	1,181,900	—	1,181,900
Building Products	—	9,342,550	—	9,342,550
Capital Markets	—	1,198,063	—	1,198,063
Chemicals	—	15,721,555	—	15,721,555
Commercial Banks	—	5,883,298	—	5,883,298
Commercial Services & Supplies	—	35,142,609	—	35,142,609
Communications Equipment	—	17,950,856	—	17,950,856
Computers & Peripherals	—	5,994,844	—	5,994,844
Consumer Finance	—	19,829,712	—	19,829,712
Containers & Packaging	—	10,453,759	—	10,453,759
Distributors	—	4,327,238	—	4,327,238
Diversified Consumer Services	—	11,338,200	—	11,338,200
Diversified Financial Services	—	14,102,226	—	14,102,226
Diversified Telecommunication Services	—	40,645,371	—	40,645,371
Electric Utilities	—	655,200	—	655,200
Energy Equipment & Services	—	18,760,075	—	18,760,075
Food & Staples Retailing	—	3,598,440	—	3,598,440
Food Products	—	10,921,172	—	10,921,172
Gas Utilities	—	8,392,525	—	8,392,525
Health Care Equipment & Supplies	—	29,021,141	—	29,021,141
Health Care Providers & Services	—	47,480,024	—	47,480,024
Health Care Technology	—	3,961,788	—	3,961,788
Hotels, Restaurants & Leisure	—	66,693,546	298,133	66,991,679
Household Durables	—	5,635,246	—	5,635,246
Household Products	—	17,429,475	—	17,429,475
Independent Power Producers & Energy Traders	—	7,934,812	—	7,934,812
Industrial Conglomerates	—	9,753,284	—	9,753,284
Insurance	—	4,723,038	—	4,723,038
Internet Software & Services	—	1,226,500	—	1,226,500
IT Services	—	2,932,163	—	2,932,163
Life Sciences Tools & Services	—	4,527,875	—	4,527,875
Machinery	—	6,157,725	—	6,157,725
Media	—	45,359,448	—	45,359,448
Metals & Mining	—	19,607,910	—	19,607,910
Oil, Gas & Consumable Fuels	—	84,419,287	—	84,419,287
Paper & Forest Products	—	1,933,456	—	1,933,456
Pharmaceuticals	—	14,888,350	—	14,888,350
Professional Services	—	14,789,194	—	14,789,194
Real Estate Management & Development	—	4,486,250	—	4,486,250
Road & Rail	—	4,081,356	—	4,081,356
Semiconductors & Semiconductor Equipment	—	3,412,788	—	3,412,788
Software	—	23,403,462	—	23,403,462
Specialty Retail	—	48,442,348	—	48,442,348
Textiles, Apparel & Luxury Goods	—	6,366,186	—	6,366,186
Trading Companies & Distributors	—	12,936,422	—	12,936,422
Transportation Infrastructure	—	1,961,075	—	1,961,075
Wireless Telecommunication Services	—	31,965,591	—	31,965,591
Convertible Bonds
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	5,033	5,033
Loan Assignments	—	34,658,995	—	34,658,995
Convertible Preferred Stocks	7,458,316	—	—	7,458,316
Common Stocks
Building Products	—	—	1,757,168	1,757,168
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	185,250	185,250
Right	1,658,250	—	—	1,658,250
Warrants
Food Products	126,500	—	—	126,500
Media	—	—	0	0
Repurchase Agreement	—	46,152,262	—	46,152,262

Total Investment Securities	$9,243,066	$873,000,119	$2,245,584	$884,488,769

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (O)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (P)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 (P)
Convertible Bonds	$5,033	$—	$—	$550	$—	$(550)	$—	$—	5,033	$(550)
Corporate Debt Securities	668,348	—	(168,974)	—	—	(201,241)	—	—	298,133	(201,241)
Common Stocks	1,942,418	—	—	—	—	—	—	—	1,942,418	—
Investment Company	0	—	(7,689)	—	(2,625,742)	2,633,431	—	—	—	—
Warrants	0	—	—	—	—	—	—	—	0	—

Total	$2,615,799	$—	$(176,663)	$550	$(2,625,742)	$2,431,640	$—	$—	$2,245,584	$(201,791)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $10,289,287, or 1.15% of the portfolio’s net assets.
(E)	In default.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $1,947,451, or 0.22% of the portfolio’s net assets.
(G)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	Percentage rounds to less than 0.1%.
(J)	Restricted security. At March 31, 2014, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Bonds	Mood Media Corp. - Series 1	07/30/2012	$3,463	$5,033	0.00	% (R)
Common Stocks	Panolam Holdings Co.	11/29/2009	3,079,799	1,757,168	0.20
Right	BLB Contingent Value Rights	11/22/2010	2,010,000	1,658,250	0.18

			$5,093,262	$3,420,451	0.38%

(K)	Non-income producing security.
(L)	Rate shown reflects the yield at March 31, 2014.
(M)	Aggregate cost for federal income tax purposes is $843,874,614. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $47,927,429 and $7,313,274, respectively. Net unrealized appreciation for tax purposes is $40,614,155.
(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(O)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(P)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(Q)	Level 3 securities were not considered significant to the portfolio.
(R)	Percentage rounds to less than 0.01%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $330,134,952, or 36.81% of the portfolio’s net assets.
GDR	Global Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.5%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 5,000	$ 4,260
3.63%, 02/15/2044	849,000	858,816
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	160,437	139,806
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	91,195	88,238
0.63%, 01/15/2024	1,062,533	1,066,186
U.S. Treasury Note
0.38%, 03/31/2016	335,000	334,634
0.75%, 03/15/2017	570,000	567,863
1.25%, 11/30/2018	18,500	18,176
1.63%, 03/31/2019 - 11/15/2022	1,619,000	1,606,051
2.00%, 02/28/2021	230,000	225,634
2.25%, 03/31/2021	655,000	652,544
2.75%, 02/15/2024	187,900	188,311

Total U.S. Government Obligations (cost $5,792,104)		5,750,519

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%
Fannie Mae
2.50%, 09/01/2027	618,016	619,608
3.00%, 02/01/2043 - 06/01/2043	1,006,593	973,123
3.00%, 03/01/2041 (A)	33,415	35,380
3.14%, 03/01/2041 (A)	29,299	30,873
3.21%, 12/01/2040 (A)	40,738	42,827
3.33%, 10/25/2023 (A)	55,000	55,327
3.49%, 09/01/2041 (A)	54,579	57,598
3.50%, 10/01/2028 - 12/01/2043	1,543,645	1,594,102
4.00%, 02/01/2025 - 02/01/2044	1,510,637	1,580,823
4.00%, 11/01/2043 (B)	100,000	103,996
4.50%, 02/01/2025 - 12/01/2043	489,537	524,612
4.50%, 09/01/2043 (B)	400,000	427,047
5.00%, 09/01/2033 - 11/01/2040	447,205	489,292
5.50%, 09/01/2036 - 08/01/2037	248,556	276,349
6.00%, 02/01/2038 - 04/01/2040	175,046	195,087
6.50%, 05/01/2040	168,658	189,198
Fannie Mae, IO
2.39%, 01/25/2022 (A)	177,168	22,288
Fannie Mae, TBA
3.00%	640,000	648,716
3.50%	500,000	502,969
4.00%	945,000	982,209
4.50%	300,000	319,266
6.00%	300,000	334,348
Farmer Mac Guaranteed Notes Trust
Series 2007-1
5.13%, 04/19/2017 - 144A	350,000	392,263
Freddie Mac
3.00%, 03/01/2043 - 08/01/2043	920,277	888,473
3.03%, 02/01/2041 (A)	41,095	43,551
3.50%, 08/01/2042 - 02/01/2044	616,679	620,704
4.50%, 11/01/2043	97,654	104,239
5.50%, 06/01/2041	87,719	96,290
Freddie Mac, IO
0.62%, 10/25/2020 (A)	5,237,441	209,723
0.90%, 10/25/2022 (A)	557,761	33,444
1.51%, 06/25/2022 (A)	377,352	36,237
1.56%, 12/25/2018 (A)	276,754	17,391
1.78%, 05/25/2019 (A)	218,156	16,808
Freddie Mac, TBA
2.50%	200,000	199,906
3.00%	100,000	102,625

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, TBA (continued)
3.50%	$ 360,000	$ 361,744
4.00%	500,000	518,691
4.50%	400,000	426,375
5.00%	400,000	434,594
FREMF Mortgage Trust
Series 2012-K23, Class B
3.66%, 10/25/2045 - 144A (A)	40,000	38,428
Series 2012-K706, Class C
4.02%, 11/25/2044 - 144A (A)	20,000	20,015
Series 2012-K711, Class B
3.56%, 08/25/2045 - 144A (A)	50,000	50,060
Series 2013-K712, Class B
3.37%, 05/25/2045 - 144A (A)	110,000	108,561
Ginnie Mae
1.31%, 11/20/2059 (A)	424,723	433,251
4.00%, 02/20/2044	493,157	519,137
4.50%, 05/20/2041 - 02/15/2042	752,273	813,022
5.00%, 12/15/2040	74,667	81,939
Ginnie Mae, IO
1.02%, 02/16/2053 (A)	306,915	22,115
Ginnie Mae, TBA
3.00%	760,000	747,294
3.50%	700,000	714,328
4.00%	200,000	210,063
4.50%	200,000	215,563
5.00%	400,000	436,875
5.50%	200,000	221,281
Resolution Funding Corp.
Zero Coupon, 07/15/2018 - 10/15/2018	500,000	463,604

Total U.S. Government Agency Obligations (cost $19,541,275)		19,603,632

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Brazilian Government International Bond
4.25%, 01/07/2025 (C)	200,000	193,500
Indonesia Government International Bond, Series MTN
5.38%, 10/17/2023 - 144A	225,000	233,437
Mexico Government International Bond
4.00%, 10/02/2023 (C)	180,000	181,800
Peruvian Government International Bond
7.35%, 07/21/2025	100,000	128,625
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	40,000	43,650
South Africa Government Bond
8.00%, 12/21/2018	ZAR 1,965,000	187,926

Total Foreign Government Obligations (cost $963,782)		968,938

MORTGAGE-BACKED SECURITIES - 5.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.99%, 02/25/2035 (A)	$ 38,342	38,121
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (A)	10,000	10,508
Series 2007-3, Class A1A
5.60%, 06/10/2049 (A)	112,409	121,849
Series 2007-3, Class A4
5.60%, 06/10/2049 (A)	60,000	66,093
Series 2007-3, Class AM
5.60%, 06/10/2049 (A)	55,000	60,653

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust
Series 2010-UB4, Class A4A
5.00%, 12/20/2041 - 144A (A)	$ 65,842	$ 66,690
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	100,000	95,327
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	104,802	114,508
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	71,540	77,759
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (A)	69,130	76,454
Series 2007-PW17, Class A3
5.74%, 06/11/2050	71,847	75,006
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.36%, 12/25/2046 (A)	243,560	83,261
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AJ
4.96%, 05/15/2043 (A)	90,000	91,763
Series 2013-SMP, Class D
2.91%, 01/12/2030 - 144A (A)	250,000	250,455
Series 2014-GC19, Class A3
3.75%, 03/10/2047	45,000	45,289
Series 2014-GC19, Class A4
4.02%, 03/10/2047	65,000	66,872
Citigroup Commercial Mortgage Trust, IO
Series 2013-GC15, Class XA
1.30%, 09/10/2046 (A)	392,820	28,390
Series 2013-SMP, Class XA
0.80%, 01/12/2030 - 144A (A)	1,279,950	33,626
COMM Mortgage Trust
Series 2006-C8, Class AM
5.35%, 12/10/2046	55,000	60,183
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (A)	20,000	21,325
Series 2013-FL3, Class A
1.67%, 10/13/2028 - 144A (A)	100,000	100,607
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	100,000	97,301
Series 2014-CR14, Class B
4.62%, 02/10/2047 (A)	45,000	46,970
COMM Mortgage Trust, IO
Series 2014-CR14, Class XA
0.93%, 02/10/2047 (A)	973,625	51,787
Series 2014-CR15, Class XA
1.37%, 02/10/2047 (A)	1,498,630	114,870
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	45,000	46,168
Commercial Mortgage Pass-Through Certificates, IO
Series 2013-CR6, Class XA
1.55%, 03/10/2046 (A)	721,479	53,483
Series 2013-CR7, Class XA
1.60%, 03/10/2046 (A)	493,779	43,024
Series 2013-LC6, Class XA
1.79%, 01/10/2046 (A)	767,872	71,979
Commercial Mortgage Trust
Series 2007-GG11, Class AJ
6.03%, 12/10/2049 (A)	35,000	35,295
Countrywide Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	283,633	230,600

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	$ 10,000	$ 10,249
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
5.79%, 06/15/2038 (A)	40,000	43,445
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (A)	90,000	97,705
Series 2010-RR2, Class 2A
5.97%, 09/15/2039 - 144A (A)	120,000	130,675
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	46,480	46,489
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (A)	97,247	97,551
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AAB
5.48%, 12/10/2049	51,533	53,347
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
2.91%, 03/18/2035 (A)	277,513	270,219
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	35,000	38,453
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (A)	100,000	88,370
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.76%, 02/10/2046 (A)	983,286	101,965
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (A)	1,000,000	38,465
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	10,000	9,901
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.67%, 11/05/2030 - 144A (A)	4,500,000	56,007
Impac CMB Trust
Series 2004-6, Class 1A1
0.95%, 10/25/2034 (A)	133,309	128,377
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
2.82%, 11/25/2037 (A)	256,925	243,451
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.46%, 08/25/2037 (A)	268,577	226,161
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.04%, 08/15/2046 (A)	991,209	48,547
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	28,504	28,483
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-LC9, Class XA
1.94%, 12/15/2047 (A)	991,119	101,017
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (A)	70,000	74,784

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	$ 10,000	$ 10,506
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (A)	136,061	148,904
Series 2007-CB18, Class A3
5.45%, 06/12/2047	15,623	15,933
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (A)	122,027	137,021
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	82,091	90,411
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	144,766	154,286
Series 2013-LC11, Class C
3.96%, 04/15/2046 (A)	20,000	19,160
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (A)	40,000	41,370
Series 2007-C7, Class AM
6.15%, 09/15/2045 (A)	30,000	34,201
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.79%, 10/25/2028 (A)	82,300	82,294
Series 2004-A3, Class 4A3
4.97%, 05/25/2034 (A)	60,013	59,644
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (A)	55,000	57,800
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (A)	40,425	43,011
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class C
4.90%, 11/15/2046 (A)	44,000	45,109
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C13, Class XA
1.25%, 11/15/2046 (A)	598,479	47,431
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.58%, 04/12/2049 (A)	50,516	51,574
Series 2007-HQ12, Class AM
5.58%, 04/12/2049 (A)	85,000	92,268
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	132,375	145,283
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	32,665
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (A)	38,653	42,413
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (A)	110,000	120,042
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	15,747	15,983
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	58,310	58,456
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	140,000	140,647
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (A)	130,000	117,099
SCG Trust
Series 2013-SRP1, Class A
1.56%, 11/15/2026 - 144A (A)	100,000	100,166
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	61,777	61,159

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.86%, 01/19/2034 (A)	$ 181,374	$ 176,396
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.56%, 09/15/2021 - 144A (A)	100,000	96,288
Series 2007-C33, Class AJ
5.95%, 02/15/2051 (A)	55,000	57,058
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.82%, 12/15/2045 - 144A (A)	451,206	47,424
Series 2013-C15, Class XA
0.71%, 08/15/2046 (A)	536,631	22,071

Total Mortgage-Backed Securities (cost $6,841,309)		6,673,950

ASSET-BACKED SECURITIES - 6.5%
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	61,460	61,477
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	40,000	41,275
Series 2012-2, Class C
2.64%, 10/10/2017	40,000	41,107
Series 2012-3, Class C
2.42%, 05/08/2018	40,000	41,000
Series 2012-5, Class C
1.69%, 11/08/2018	70,000	70,395
Series 2013-4, Class B
1.66%, 09/10/2018	50,000	50,165
Series 2013-4, Class C
2.72%, 09/09/2019	20,000	20,461
Series 2013-4, Class D
3.31%, 10/08/2019	25,000	25,799
Series 2013-5, Class B
1.52%, 01/08/2019	20,000	19,893
Series 2013-5, Class C
2.29%, 11/08/2019	10,000	10,041
Series 2014-1, Class B
1.68%, 07/08/2019	43,000	42,869
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 47,584	66,124
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	$ 100,000	103,649
CHLUPA Trust
Series 2013-VM, Class A
3.33%, 08/15/2020 - 144A	78,892	78,990
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A2
0.56%, 12/15/2016 - 144A	65,000	65,066
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	60,000	60,177
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	40,000	39,992
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	20,000	19,983
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	20,000	19,951
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	15,000	15,124

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust (continued)
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	$ 20,000	$ 19,897
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	25,000	24,869
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	40,000	40,547
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class D
2.09%, 09/15/2016	100,000	100,547
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120,000	124,254
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	105,000	104,643
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	100,000	99,950
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	80,000	80,120
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	100,000	100,700
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	209,580
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	100,000	100,060
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	30,000	30,909
JGWPT XXIII LLC
Series 2011-1A, Class A
4.70%, 10/15/2056 - 144A	208,966	225,567
JGWPT XXVI LLC
Series 2012-2A, Class A
3.84%, 10/15/2059 - 144A	234,299	234,664
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.89%, 11/25/2024 (A)	100,000	105,214
Series 2014-2A, Class A3
1.01%, 07/27/2037 - 144A (A)	100,000	99,395
PFS Financing Corp.
Series 2013-AA, Class B
1.26%, 02/15/2018 - 144A (A)	100,000	100,387
Prestige Auto Receivables Trust
Series 2011-1A, Class D
5.18%, 07/16/2018 - 144A	100,000	102,713
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	72,765	72,901
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	100,000	99,991
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 05/15/2017 - 144A	17,286	17,288
Series 2012-1, Class B
2.72%, 05/16/2016	25,000	25,170
Series 2012-1, Class C
3.78%, 11/15/2017	35,000	36,040
Series 2012-3, Class B
1.94%, 12/15/2016	85,000	85,797
Series 2012-3, Class C
3.01%, 04/16/2018	110,000	113,156
Series 2012-4, Class C
2.94%, 12/15/2017	20,000	20,604
Series 2012-5, Class B
1.56%, 08/15/2018	55,000	55,461

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-5, Class C
2.70%, 08/15/2018	$ 25,000	$ 25,736
Series 2012-6, Class B
1.33%, 05/15/2017	45,000	45,248
Series 2012-6, Class C
1.94%, 03/15/2018	50,000	50,554
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	120,000	120,355
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	245,000	245,833
Series 2013-2, Class B
1.33%, 03/15/2018	120,000	120,488
Series 2013-3, Class B
1.19%, 05/15/2018	105,000	105,324
Series 2013-4, Class B
2.16%, 01/15/2020	60,000	61,447
Series 2013-4, Class C
3.25%, 01/15/2020	50,000	52,029
Series 2013-5, Class B
1.55%, 10/15/2018	150,000	149,692
Series 2013-5, Class C
2.25%, 06/17/2019	70,000	70,727
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	75,000	75,780
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	30,000	30,832
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	20,000	20,818
Series 2014-1, Class B
1.59%, 10/15/2018	170,000	170,205
Series 2014-1, Class C
2.36%, 04/15/2020	75,000	75,646
Scholar Funding Trust
Series 2011-A, Class A
1.14%, 10/28/2043 - 144A (A)	95,647	95,926
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (A)	175,421	174,384
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.41%, 07/15/2036 (A)	125,000	123,725
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (A)	60,006	59,065
Series 2004-B, Class A2
0.43%, 06/15/2021 (A)	168,973	167,373
Series 2005-B, Class A2
0.41%, 03/15/2023 (A)	85,221	84,100
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.66%, 01/15/2043 - 144A (A)	200,000	212,239
Series 2011-C, Class A2A
3.41%, 10/17/2044 - 144A (A)	100,000	107,851
Series 2012-A, Class A1
1.56%, 08/15/2025 - 144A (A)	57,734	58,487
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	100,000	104,997
Series 2012-C, Class A1
1.26%, 08/15/2023 - 144A (A)	110,302	110,952
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	135,000	139,969
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	160,000	164,356
Series 2012-E, Class A1
0.91%, 10/16/2023 - 144A (A)	65,400	65,522
Series 2012-E, Class A2B
1.91%, 06/15/2045 - 144A (A)	145,000	148,432

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-A, Class A1
0.76%, 08/15/2022 - 144A (A)	$ 78,134	$ 78,288
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	170,000	166,814
Series 2013-A, Class A2B
1.21%, 05/17/2027 - 144A (A)	150,000	150,759
Series 2013-B, Class A1
0.81%, 07/15/2022 - 144A (A)	163,926	164,242
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	200,000	194,822
Series 2013-C, Class A1
1.01%, 02/15/2022 - 144A (A)	100,860	101,397
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	100,000	101,858
Series 2013-C, Class A2B
1.56%, 10/15/2031 - 144A (A)	100,000	101,616
SLM Student Loan Trust
Series 2005-2, Class A5
0.33%, 04/27/2020 (A)	27,377	27,288
Series 2008-5, Class A4
1.94%, 07/25/2023 (A)	100,000	104,993
Series 2013-6, Class A3
0.80%, 06/26/2028 (A)	115,000	115,458
Series 2014-A, Class A1
0.76%, 07/15/2022 - 144A (A)	100,000	100,194
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	157,498	159,152
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	110,000	110,124
Series 2012-D, Class A
2.15%, 04/17/2023	145,000	142,556

Total Asset-Backed Securities (cost $8,327,175)		8,381,615

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	15,000	19,978
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	15,000	19,446
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	10,000	11,400
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	16,000	22,461
New York City Water & Sewer System (Revenue Bonds)
5.38%, 06/15/2043	45,000	50,491
5.50%, 06/15/2043	55,000	62,328
5.88%, 06/15/2044	15,000	18,009
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	10,000	11,409
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	20,000	21,074
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	60,000	84,500

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	$ 55,000	$ 54,304
University of California (Revenue Bonds)
4.86%, 05/15/2112	10,000	9,476

Total Municipal Government Obligations (cost $366,941)		384,876

PREFERRED CORPORATE DEBT SECURITIES - 0.0% (D)
Capital Markets - 0.0% (D)
State Street Capital Trust IV
1.23%, 06/15/2037 (A) (C)	11,000	9,020
Diversified Financial Services - 0.0% (D)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 05/02/2014 (E) (F) (G) (H)	200,000	20
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 (E) (G) (H)	120,000	12

Total Preferred Corporate Debt Securities (cost $277,212)		9,052

CORPORATE DEBT SECURITIES - 10.9%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	69,000	70,885
5.10%, 01/15/2044	49,000	50,789
Airlines - 0.0% (D)
United Continental Holdings, Inc.
6.00%, 07/15/2028	25,000	22,938
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023 - 144A	30,000	30,750
6.25%, 10/02/2043 - 144A	20,000	21,650
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023 (E)	453,000	0
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	95,000	94,905
3.70%, 02/01/2024	65,000	65,669
Biotechnology - 0.0% (D)
Amgen, Inc.
5.65%, 06/15/2042	27,000	29,935
Capital Markets - 1.1%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	100,000	99,405
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	65,000	65,432
2.63%, 01/31/2019	208,000	207,467
2.90%, 07/19/2018	95,000	96,880
3.63%, 02/07/2016 - 01/22/2023	101,000	102,025
5.75%, 01/24/2022	93,000	105,455
6.25%, 02/01/2041	20,000	23,749
6.75%, 10/01/2037	20,000	22,910
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (A)	50,000	51,118
Morgan Stanley
2.50%, 01/24/2019 (C)	135,000	134,624
3.45%, 11/02/2015	123,000	127,693
3.80%, 04/29/2016	100,000	105,326
6.38%, 07/24/2042	20,000	24,397
Morgan Stanley, Series MTN
5.00%, 11/24/2025	91,000	93,632
5.45%, 01/09/2017	130,000	143,717

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	$ 60,000	$ 66,808
Commercial Banks - 1.7%
Bank of America Corp.
2.60%, 01/15/2019	60,000	60,237
3.70%, 09/01/2015	160,000	166,290
4.10%, 07/24/2023	106,000	107,517
Bank of America Corp., Series MTN
2.65%, 04/01/2019	255,000	255,813
3.30%, 01/11/2023 (C)	183,000	176,428
4.00%, 04/01/2024 (B)	94,000	93,889
5.00%, 01/21/2044 (C)	60,000	61,253
Citigroup, Inc.
2.50%, 09/26/2018 (C)	58,000	58,315
3.88%, 10/25/2023	65,000	64,540
4.45%, 01/10/2017	35,000	37,801
4.95%, 11/07/2043	20,000	20,324
6.68%, 09/13/2043	20,000	23,420
Glitnir HF
6.33%, 07/28/2011 - 144A (G)	160,000	46,400
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A (C)	200,000	207,500
JPMorgan Chase & Co.
3.20%, 01/25/2023	40,000	38,787
3.25%, 09/23/2022 (C)	34,000	33,493
3.88%, 02/01/2024 (C)	35,000	35,314
4.75%, 03/01/2015	79,000	81,984
4.85%, 02/01/2044	20,000	20,393
6.75%, 02/01/2024 (A) (F)	13,000	13,682
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	145,000	144,882
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (G) (H)	140,000	12,775
Macquarie Bank, Ltd., Series MTN
1.65%, 03/24/2017 - 144A	85,000	84,739
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	100,000	100,076
6.00%, 12/19/2023	65,000	66,557
Wells Fargo & Co.
1.50%, 07/01/2015	42,000	42,489
2.15%, 01/15/2019 (C)	35,000	34,918
4.13%, 08/15/2023	35,000	35,408
5.38%, 11/02/2043	52,000	54,776
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	100,000	112,125
Communications Equipment - 0.0% (D)
Cisco Systems, Inc.
2.13%, 03/01/2019	50,000	49,776
Computers & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020	65,000	66,027
Diversified Financial Services - 0.4%
Bank of America Corp.
5.75%, 12/01/2017	75,000	84,911
Citigroup, Inc.
4.50%, 01/14/2022	83,000	87,942
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	20,000	26,339
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
3.50%, 03/15/2017 - 144A (C)	13,000	13,130
4.88%, 03/15/2019 - 144A	20,000	20,350
6.00%, 08/01/2020 - 144A	20,000	21,200

	Principal	Value
Diversified Financial Services (continued)
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A (E) (G)	$ 130,000	$ 0
7.63%, 02/28/2015 - 144A (G)	710,000	168,625
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 02/06/2049 - 144A (H)	100,000	23,750
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (E) (H)	480,000	0
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
2.30%, 03/11/2019 (C)	95,000	94,509
3.90%, 03/11/2024 (C)	95,000	94,731
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (C)	54,000	58,050
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	23,280
Verizon Communications, Inc.
3.45%, 03/15/2021	45,000	45,616
3.65%, 09/14/2018	115,000	122,421
3.85%, 11/01/2042	179,000	149,867
4.50%, 09/15/2020	42,000	45,614
6.55%, 09/15/2043	299,000	363,863
Electric Utilities - 0.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	65,000	66,666
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	46,506
8.88%, 11/15/2018	9,000	11,271
Commonwealth Edison Co.
4.70%, 01/15/2044	42,000	43,962
Dominion Gas Holdings LLC
4.80%, 11/01/2043 - 144A	6,000	6,118
Duke Energy Carolinas LLC
4.25%, 12/15/2041	58,000	57,013
Entergy Arkansas, Inc.
3.70%, 06/01/2024 (C)	61,000	61,910
Georgia Power Co.
3.00%, 04/15/2016	117,000	122,157
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (C)	35,000	41,652
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,572
5.30%, 06/01/2042	25,000	27,805
Pacific Gas & Electric Co.
4.75%, 02/15/2044	17,000	17,201
PacifiCorp
3.60%, 04/01/2024 (C)	130,000	131,474
5.75%, 04/01/2037	25,000	30,030
Progress Energy, Inc.
4.88%, 12/01/2019	6,000	6,657
Energy Equipment & Services - 0.4%
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	33,471
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	37,000	37,282
4.63%, 03/01/2034 (C)	35,000	35,774
Transocean, Inc.
6.00%, 03/15/2018 (C)	245,000	272,457
6.50%, 11/15/2020 (C)	65,000	72,990
6.80%, 03/15/2038	32,000	34,520

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Food & Staples Retailing - 0.0% (D)
CVS Caremark Corp.
5.30%, 12/05/2043	$ 14,000	$ 15,453
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	38,161
Food Products - 0.1%
Mondelez International, Inc.
2.25%, 02/01/2019	60,000	59,451
Health Care Equipment & Supplies - 0.0% (D)
Boston Scientific Corp.
2.65%, 10/01/2018 (C)	56,000	56,423
Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044 (C)	14,000	14,209
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	75,687
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	60,672
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	19,248
WellPoint, Inc.
1.88%, 01/15/2018 (C)	76,000	75,431
2.30%, 07/15/2018	104,000	104,288
3.70%, 08/15/2021	8,000	8,169
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020 - 144A (C)	49,000	51,572
11.00%, 10/01/2021 - 144A (C)	54,000	56,700
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	2,000	2,053
4.88%, 11/01/2020 - 144A (C)	5,000	5,131
Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	100,000	108,000
Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.50%, 03/11/2044	36,000	36,559
Insurance - 0.8%
American International Group, Inc.
3.38%, 08/15/2020 (C)	94,000	95,964
3.80%, 03/22/2017	125,000	133,738
4.13%, 02/15/2024	51,000	52,080
8.18%, 05/15/2058 (A)	41,000	53,864
American International Group, Inc., Series MTN
5.45%, 05/18/2017	53,000	59,145
Genworth Holdings, Inc.
7.63%, 09/24/2021	45,000	55,435
Manulife Financial Corp.
3.40%, 09/17/2015	58,000	60,118
Metropolitan Life Global Funding I
5.13%, 06/10/2014 - 144A	100,000	100,912
Prudential Financial, Inc., Series MTN
4.75%, 09/17/2015	77,000	81,346
5.38%, 06/21/2020	141,000	159,758
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A (A) (F)	70,000	74,900
XL Group PLC
6.50%, 04/15/2017 (A) (F)	80,000	78,700
XLIT, Ltd.
2.30%, 12/15/2018	25,000	24,799
5.25%, 12/15/2043 (C)	13,000	13,778

	Principal	Value
IT Services - 0.2%
International Business Machines Corp.
3.63%, 02/12/2024	$ 100,000	$ 100,829
MasterCard, Inc.
2.00%, 04/01/2019	53,000	52,771
3.38%, 04/01/2024	33,000	32,946
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	133,000	132,444
5.30%, 02/01/2044	6,000	6,466
Media - 0.7%
CBS Corp.
4.63%, 05/15/2018	23,000	25,011
5.75%, 04/15/2020	20,000	22,717
8.88%, 05/15/2019	35,000	44,873
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	106,875
Comcast Corp.
4.65%, 07/15/2042	113,000	112,709
5.88%, 02/15/2018	116,000	132,822
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	56,000	73,467
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022 (C)	37,000	36,613
4.60%, 02/15/2021	30,000	31,652
5.00%, 03/01/2021 (C)	34,000	36,556
5.15%, 03/15/2042	43,000	40,652
Interpublic Group of Cos., Inc.
4.20%, 04/15/2024	5,000	4,992
NBCUniversal Media LLC
4.38%, 04/01/2021	114,000	123,716
4.45%, 01/15/2043	47,000	45,470
5.15%, 04/30/2020 (C)	99,000	111,844
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	44,000	45,076
5.00%, 09/30/2043	23,000	24,338
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 03/15/2023 (C)	45,000	43,028
Novelis, Inc.
8.75%, 12/15/2020	110,000	122,925
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (C)	33,000	31,409
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,290
4.88%, 03/01/2044	43,000	43,809
Dominion Resources, Inc.
1.95%, 08/15/2016	200,000	203,771
PG&E Corp.
2.40%, 03/01/2019	26,000	25,831
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.
4.25%, 01/15/2044 (C)	35,000	32,828
4.75%, 04/15/2043 (C)	22,000	22,116
BP Capital Markets PLC
2.24%, 05/10/2019	95,000	94,435
2.75%, 05/10/2023	83,000	77,845
3.25%, 05/06/2022	45,000	44,621
3.81%, 02/10/2024	60,000	60,537
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	37,664
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	87,651

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
1.82%, 03/15/2019 (C)	$ 150,000	$ 148,926
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	45,764
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	60,629
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (C)	142,000	141,151
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60,000	66,600
Linn Energy LLC / Linn Energy Finance Corp.
7.25%, 11/01/2019 - 144A (C)	80,000	83,400
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	110,000	115,775
Murphy Oil Corp.
2.50%, 12/01/2017	86,000	87,421
Nexen Energy ULC
5.88%, 03/10/2035	10,000	10,914
Noble Energy, Inc.
5.25%, 11/15/2043 (C)	53,000	55,318
6.00%, 03/01/2041	47,000	53,710
8.25%, 03/01/2019	47,000	58,525
Peabody Energy Corp.
6.25%, 11/15/2021 (C)	45,000	45,112
Petrobras Global Finance BV
6.25%, 03/17/2024	130,000	133,934
Petrobras International Finance Co.
3.88%, 01/27/2016	160,000	164,310
Petroleos Mexicanos
3.50%, 01/30/2023	40,000	37,640
Range Resources Corp.
5.75%, 06/01/2021 (C)	10,000	10,713
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (A)	25,000	500
Shell International Finance BV
2.00%, 11/15/2018	86,000	86,258
4.55%, 08/12/2043	83,000	85,789
Statoil ASA
2.90%, 11/08/2020	90,000	90,800
Total Capital International SA
3.70%, 01/15/2024	41,000	41,760
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	83,327
Williams Cos., Inc.
3.70%, 01/15/2023	28,000	25,410
7.88%, 09/01/2021	33,000	39,208
Williams Partners, LP
5.40%, 03/04/2044	35,000	35,914
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 (C)	153,000	165,431
Pharmaceuticals - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042 (C)	58,000	56,741
Actavis, Inc.
3.25%, 10/01/2022 (C)	60,000	57,520
4.63%, 10/01/2042	58,000	55,426
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	67,000	67,368
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (C)	25,000	25,042

	Principal	Value
Real Estate Investment Trusts - 0.1%
ARC Properties Operating Partnership, LP/Clark Acquisition LLC
3.00%, 02/06/2019 - 144A	$ 60,000	$ 59,727
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	20,000	19,467
Real Estate Management & Development - 0.1%
Realogy Group LLC
7.88%, 02/15/2019 - 144A	55,000	59,331
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	16,989
3.75%, 04/01/2024 (C)	12,000	12,035
Specialty Retail - 0.0% (D)
QVC, Inc.
7.50%, 10/01/2019 - 144A	45,000	47,882
Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024 (C)	33,000	33,062
Philip Morris International, Inc.
1.88%, 01/15/2019 (C)	71,000	70,078
4.88%, 11/15/2043	25,000	25,792
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022 (C)	200,000	190,825
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (C)	4,000	4,250
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	95,000	116,137
Sprint Corp.
7.88%, 09/15/2023 - 144A	45,000	49,500
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,350
6.63%, 04/28/2021 (C)	15,000	16,125
6.73%, 04/28/2022	15,000	16,069
6.84%, 04/28/2023 (C)	5,000	5,363

Total Corporate Debt Securities (cost $14,558,609)		13,991,434

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.05%, 06/26/2014 (I) (J)	70,000	69,989

Total Short-Term U.S. Government Obligation (cost $69,989)		69,989

	Shares	Value
PREFERRED STOCKS - 0.3%
Capital Markets - 0.0% (D)
State Street Corp. - Series D, 5.90% (A)	1,536	39,767
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (A) (C)	3,392	94,094
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (A)	320	8,192
Short-Term U.S. Government Obligations - 0.2%
Fannie Mae - Series O, 0.00% (A) (K)	600	11,220
Fannie Mae - Series S, 8.25% (A) (K)	10,800	113,184
Freddie Mac - Series Z, 8.38% (A) (K)	14,925	164,175

Total Preferred Stocks (cost $814,042)		430,632

COMMON STOCKS - 57.8%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	7,429	689,114

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc. (C)	$ 1,980	$ 233,937
United Technologies Corp.	9,448	1,103,904
Airlines - 0.3%
Delta Air Lines, Inc.	5,220	180,873
United Continental Holdings, Inc. (K)	4,150	185,214
Auto Components - 0.1%
Lear Corp.	340	28,465
TRW Automotive Holdings Corp. (K)	2,030	165,688
Automobiles - 0.4%
General Motors Co.	14,414	496,130
Beverages - 1.4%
Coca-Cola Co.	12,870	497,554
Constellation Brands, Inc. - Class A (K)	1,279	108,677
Dr. Pepper Snapple Group, Inc.	7,169	390,424
Molson Coors Brewing Co. - Class B	1,390	81,815
PepsiCo, Inc.	8,666	723,611
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (K)	1,396	212,373
Biogen IDEC, Inc. (K)	2,326	711,454
Celgene Corp. (K)	5,095	711,262
Gilead Sciences, Inc. (K)	3,710	262,891
Vertex Pharmaceuticals, Inc. (K)	2,098	148,370
Building Products - 0.2%
Masco Corp.	13,397	297,547
Capital Markets - 1.4%
Charles Schwab Corp.	9,680	264,554
Goldman Sachs Group, Inc.	1,859	304,597
Invesco, Ltd.	12,493	462,241
Morgan Stanley	16,976	529,142
State Street Corp.	3,858	268,324
Chemicals - 0.7%
Axiall Corp.	2,580	115,894
CF Industries Holdings, Inc. - Class B	10	2,606
Dow Chemical Co.	6,021	292,560
E.I. du Pont de Nemours & Co.	254	17,044
Monsanto Co.	3,600	409,572
Mosaic Co.	1,170	58,500
Commercial Banks - 1.8%
Cullen / Frost Bankers, Inc. (C)	500	38,765
PNC Financial Services Group, Inc.	2,838	246,906
SVB Financial Group (K)	360	46,361
U.S. Bancorp - Class A	2,010	86,148
Wells Fargo & Co.	37,528	1,866,643
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	1,728	73,267
Communications Equipment - 1.4%
Cisco Systems, Inc.	41,468	929,298
QUALCOMM, Inc.	10,567	833,313
Computers & Peripherals - 2.0%
Apple, Inc.	3,764	2,020,289
EMC Corp.	11,339	310,802
Hewlett-Packard Co.	6,403	207,201
Construction & Engineering - 0.6%
Fluor Corp.	9,400	730,662
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (C)	920	118,082
Consumer Finance - 0.5%
American Express Co.	1,960	176,459
Capital One Financial Corp.	5,029	388,038
SLM Corp.	1,140	27,907
Containers & Packaging - 0.2%
Crown Holdings, Inc. (K)	4,081	182,584
Sealed Air Corp. - Class A	720	23,666

	Principal	Value
Diversified Financial Services - 2.6%
Bank of America Corp.	$ 70,589	$ 1,214,131
Berkshire Hathaway, Inc. - Class B (K)	5,631	703,706
Citigroup, Inc.	20,131	958,235
IntercontinentalExchange Group, Inc.	2,007	397,045
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (C)	1,086	38,086
Verizon Communications, Inc.	23,891	1,136,495
Electric Utilities - 0.9%
American Electric Power Co., Inc.	6,240	316,119
Edison International	1,297	73,423
FirstEnergy Corp.	3,780	128,633
NextEra Energy, Inc.	6,943	663,890
Electrical Equipment - 1.0%
Eaton Corp. PLC	7,021	527,417
Emerson Electric Co.	12,192	814,426
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	6,399	133,227
TE Connectivity, Ltd.	2,325	139,988
Energy Equipment & Services - 1.5%
Ensco PLC - Class A (C)	7,340	387,405
Halliburton Co.	6,458	380,312
Noble Corp. PLC	4,473	146,446
Schlumberger, Ltd.	10,474	1,021,215
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	3,200	357,376
CVS Caremark Corp.	10,707	801,526
Kroger Co.	4,620	201,663
Wal-Mart Stores, Inc.	2,296	175,483
Food Products - 1.5%
Archer-Daniels-Midland Co.	13,795	598,565
General Mills, Inc.	10,268	532,088
Kellogg Co. (C)	3,940	247,077
Mondelez International, Inc. - Class A	15,129	522,707
Gas Utilities - 0.2%
EQT Corp.	1,150	111,515
Questar Corp.	4,896	116,427
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	13,356	514,340
Baxter International, Inc.	5,501	404,764
Covidien PLC	2,240	164,998
Stryker Corp.	3,960	322,621
Health Care Providers & Services - 1.1%
Aetna, Inc.	1,970	147,691
Humana, Inc. - Class A (C)	4,060	457,643
McKesson Corp.	1,880	331,952
UnitedHealth Group, Inc.	6,403	524,982
Health Care Technology - 0.1%
Cerner Corp. (K)	2,080	117,000
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	505	49,505
Royal Caribbean Cruises, Ltd. - Class A	5,340	291,351
Starbucks Corp.	6,253	458,845
Yum! Brands, Inc.	1,006	75,842
Household Durables - 0.3%
Harman International Industries, Inc.	1,720	183,008
Lennar Corp. - Class A (C)	709	28,091
NVR, Inc. (K)	20	22,940
PulteGroup, Inc. (C)	8,142	156,245
Toll Brothers, Inc. (C) (K)	1,046	37,551
Household Products - 1.0%
Kimberly-Clark Corp.	661	72,875
Procter & Gamble Co.	14,749	1,188,770

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Industrial Conglomerates - 0.5%
General Electric Co.	$ 23,259	$ 602,176
Insurance - 1.7%
ACE, Ltd.	7,746	767,319
Axis Capital Holdings, Ltd.	1,620	74,277
Hartford Financial Services Group, Inc. (C)	823	29,027
Marsh & McLennan Cos., Inc.	6,210	306,153
MetLife, Inc.	14,171	748,229
Prudential Financial, Inc.	1,112	94,131
Travelers Cos., Inc. (C)	510	43,401
XL Group PLC - Class A	4,640	145,000
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (K)	1,912	643,426
priceline.com, Inc. (K)	257	306,316
Internet Software & Services - 2.0%
eBay, Inc. (K)	7,405	409,052
Facebook, Inc. - Class A (K)	5,160	310,839
Google, Inc. - Class A (K)	1,609	1,793,247
LinkedIn Corp. - Class A (K)	161	29,775
IT Services - 1.6%
Accenture PLC - Class A	3,300	263,076
Alliance Data Systems Corp. (K)	475	129,414
Cognizant Technology Solutions Corp. - Class A (K)	8,298	419,962
International Business Machines Corp.	1,861	358,224
Mastercard, Inc. - Class A	1,800	134,460
Visa, Inc. - Class A	3,497	754,862
Xerox Corp.	2,830	31,979
Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc. (K)	926	218,240
Machinery - 0.7%
Caterpillar, Inc. (C)	926	92,017
Deere & Co. (C)	1,676	152,181
PACCAR, Inc. (C)	8,229	554,964
SPX Corp.	905	88,970
Media - 2.4%
CBS Corp. - Class B (C)	5,660	349,788
Comcast Corp. - Class A	20,061	1,003,451
DISH Network Corp. - Class A (K)	2,495	155,214
Omnicom Group, Inc.	502	36,445
Time Warner Cable, Inc.	2,410	330,604
Time Warner, Inc.	13,875	906,454
Walt Disney Co. - Class A	4,122	330,048
Metals & Mining - 0.6%
Alcoa, Inc. (C)	27,365	352,188
Freeport-McMoRan Copper & Gold, Inc.	6,260	207,018
U.S. Steel Corp. (C)	6,150	169,801
Multi-Utilities - 1.0%
CMS Energy Corp.	9,317	272,802
Dominion Resources, Inc.	2,660	188,833
DTE Energy Co.	25	1,857
NiSource, Inc. - Class B	7,548	268,181
Public Service Enterprise Group, Inc. (C)	7,560	288,339
Sempra Energy	2,278	220,419
Multiline Retail - 0.2%
Macy’s, Inc.	2,774	164,471
Nordstrom, Inc. (C)	1,329	82,996
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp. - Class A	2,726	231,056
Cheniere Energy, Inc. (C) (K)	1,970	109,040
Chevron Corp.	10,719	1,274,596
ConocoPhillips	760	53,466
EOG Resources, Inc.	1,811	355,264
Exxon Mobil Corp.	16,233	1,585,640

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	$ 9,150	$ 325,008
Marathon Petroleum Corp.	5,554	483,420
Occidental Petroleum Corp.	5,611	534,672
Phillips 66	63	4,855
Pioneer Natural Resources Co. (C)	210	39,299
QEP Resources, Inc.	2,550	75,072
Range Resources Corp. (C)	293	24,310
Paper & Forest Products - 0.1%
International Paper Co.	1,908	87,539
Pharmaceuticals - 3.5%
Actavis PLC (K)	520	107,042
Allergan, Inc.	1,960	243,236
Bristol-Myers Squibb Co.	19,556	1,015,934
Johnson & Johnson	20,281	1,992,203
Merck & Co., Inc.	13,660	775,478
Perrigo Co. PLC	1,390	214,978
Pfizer, Inc.	5,451	175,086
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	1,014	83,016
AvalonBay Communities, Inc.	1,420	186,475
Brandywine Realty Trust (C)	4,808	69,524
DiamondRock Hospitality Co.	12,080	141,940
General Growth Properties, Inc.	1,990	43,780
Highwoods Properties, Inc. (C)	2,371	91,070
Host Hotels & Resorts, Inc. (C)	714	14,451
Kilroy Realty Corp. (C)	980	57,408
Kimco Realty Corp. (C)	4,380	95,835
Liberty Property Trust - Series C	1,470	54,331
Mid-America Apartment Communities, Inc.	1,110	75,780
ProLogis, Inc. - Class A	3,553	145,069
Public Storage	280	47,177
Simon Property Group, Inc.	1,867	306,188
Ventas, Inc.	2,607	157,906
Road & Rail - 1.4%
CSX Corp.	21,969	636,442
Norfolk Southern Corp. (C)	1,432	139,147
Union Pacific Corp.	5,653	1,060,842
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc. - Class A (C)	8,548	174,550
Avago Technologies, Ltd. - Class A	4,240	273,098
Freescale Semiconductor, Ltd. (C) (K)	1,000	24,410
KLA-Tencor Corp. (C)	5,597	386,977
LAM Research Corp. (K)	6,147	338,085
Xilinx, Inc.	6,971	378,316
Software - 2.6%
Adobe Systems, Inc. (K)	6,303	414,359
CA, Inc.	1,450	44,907
Citrix Systems, Inc. (K)	2,368	135,994
Microsoft Corp.	42,221	1,730,639
Oracle Corp.	20,240	828,018
VMware, Inc. - Class A (C) (K)	1,241	134,053
Specialty Retail - 1.9%
AutoZone, Inc. (K)	698	374,896
Gap, Inc. - Class A	590	23,635
Home Depot, Inc.	11,196	885,939
Lowe’s Cos., Inc.	13,134	642,253
Ross Stores, Inc.	2,570	183,884
TJX Cos., Inc.	6,430	389,979
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (C) (K)	887	46,648
V.F. Corp.	9,398	581,548
Tobacco - 0.8%
Philip Morris International, Inc.	11,887	973,189

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Principal	Value
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. (C)	$ 1,231	$ 311,024
Water Utilities - 0.1%
American Water Works Co., Inc.	1,730	78,542

Total Common Stocks (cost $58,380,723)		73,954,512

	Contracts	Value
PURCHASED OPTION - 0.0% (D)
Put Option - 0.0% (D)
Eurodollar, Mid-Curve 1-Year Future
Exercise Price $98.63
Expires 12/12/2014	39	19,744

Total Purchased Option (cost $20,616)		19,744

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.8%
BlackRock Provident TempFund 24 (L)	4,823,957	4,823,957

Total Short-Term Investment Company (cost $4,823,957)		4,823,957

SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (I)	8,781,671	8,781,671

Total Securities Lending Collateral (cost $8,781,671)		8,781,671

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (I), dated 03/31/2014, to be repurchased at $991,365 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $1,013,957.	$ 991,364	991,364

Total Repurchase Agreement (cost $991,364)		991,364

Total Investment Securities (cost $130,550,769) (M)		144,835,885
Other Assets and Liabilities - Net - (13.1)%		(16,800,045)

Net Assets - 100.0%		$ 128,035,840

	Principal	Value
TBA SHORT COMMITMENTS - (1.3)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.3)%
Fannie Mae, TBA
3.50%	$ (740,000)	$ (774,144)
4.00%	(200,000)	(211,461)
5.00%	(100,000)	(109,023)
Freddie Mac, TBA
3.00%	(280,000)	(269,861)
Ginnie Mae, TBA
4.50%	(300,000)	(323,391)

Total U.S. Government Agency Obligations (proceeds $1,692,663)		(1,687,880)

Total TBA Short Commitments (proceeds $1,692,663)		(1,687,880)

	Contracts	Value
WRITTEN OPTION - (0.0)% (D)
Put Option - (0.0)% (D)
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $ 96.38
Expires 12/12/2014	20	$ (8,625)

Total Written Option (premiums $(7,048))		(8,625)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS:

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (N)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 03/31/14 (O)	Notional Amount (P)	Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Transocean, Inc., 7.38%, 04/15/2018	1.00%	03/20/2019	CITI	157.76	$60,000	$(1,808)	$(1,501)	$(307)
Transocean, Inc., 7.38%, 04/15/2018	1.00	03/20/2019	BCLY	157.76	70,393	(2,121)	(1,370)	(751)

						$(3,929)	$(2,871)	$(1,058)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (N)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (P)	Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American CMBS Basket Index - Series A6	2.00%	05/11/2063	CITI	$33,000	$139	$167	$(28)

FUTURES CONTRACTS: (R)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(27)	06/19/2014	$15,808
2-Year U.S. Treasury Note	Long	15	06/30/2014	(3,859)
5-Year U.S. Treasury Note	Short	(4)	06/30/2014	594
90-Day Eurodollar	Short	(4)	12/14/2015	1,015
Long U.S. Treasury Bond	Long	15	06/19/2014	16,879
S&P 500 E-Mini Index	Long	11	06/20/2014	7,825
Ultra Long U.S. Treasury Bond	Long	8	06/19/2014	19,001

				$57,263

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BNP	(62,000)	04/22/2014	$(84,528)	$(882)
ZAR	JPM	(1,007,000)	04/22/2014	(93,947)	(1,380)
ZAR	JPM	(332,000)	04/22/2014	(30,776)	(653)
ZAR	UBS	(670,000)	04/22/2014	(62,202)	(1,224)

					$(4,139)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (S)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$5,750,519	$—	$5,750,519
U.S. Government Agency Obligations	—	19,603,632	—	19,603,632
Foreign Government Obligations	—	968,938	—	968,938
Mortgage-Backed Securities	—	6,673,950	—	6,673,950
Asset-Backed Securities	—	8,381,615	—	8,381,615
Municipal Government Obligations	—	384,876	—	384,876
Preferred Corporate Debt Securities	—	9,052	—	9,052
Corporate Debt Securities
Air Freight & Logistics	—	121,674	—	121,674
Airlines	—	22,938	—	22,938
Automobiles	—	52,400	0	52,400
Beverages	—	160,574	—	160,574
Biotechnology	—	29,935	—	29,935
Capital Markets	—	1,403,830	—	1,403,830
Chemicals	—	66,808	—	66,808
Commercial Banks	—	2,180,000	—	2,180,000
Commercial Services & Supplies	—	112,125	—	112,125
Communications Equipment	—	49,776	—	49,776
Computers & Peripherals	—	66,027	—	66,027
Diversified Financial Services	—	446,247	0	446,247
Diversified Telecommunication Services	—	997,951	—	997,951
Electric Utilities	—	682,994	—	682,994
Energy Equipment & Services	—	486,494	—	486,494
Food & Staples Retailing	—	53,614	—	53,614
Food Products	—	59,451	—	59,451
Health Care Equipment & Supplies	—	56,423	—	56,423
Health Care Providers & Services	—	357,704	—	357,704
Hotels, Restaurants & Leisure	—	115,456	—	115,456
Household Products	—	108,000	—	108,000
Industrial Conglomerates	—	36,559	—	36,559
Insurance	—	1,044,537	—	1,044,537
IT Services	—	186,546	—	186,546
Life Sciences Tools & Services	—	138,910	—	138,910
Media	—	949,969	—	949,969
Metals & Mining	—	266,776	—	266,776
Multi-Utilities	—	295,701	—	295,701
Oil, Gas & Consumable Fuels	—	2,266,505	—	2,266,505
Paper & Forest Products	—	165,431	—	165,431
Pharmaceuticals	—	262,097	—	262,097
Real Estate Investment Trusts	—	79,194	—	79,194
Real Estate Management & Development	—	59,331	—	59,331
Road & Rail	—	29,024	—	29,024
Specialty Retail	—	47,882	—	47,882
Tobacco	—	128,932	—	128,932
Wireless Telecommunication Services	—	403,619	—	403,619
Short-Term U.S. Government Obligation	—	69,989	—	69,989
Preferred Stocks	430,632	—	—	430,632
Common Stocks	73,954,512	—	—	73,954,512
Purchased Option	19,744	—	—	19,744
Short-Term Investment Company	4,823,957	—	—	4,823,957
Securities Lending Collateral	8,781,671	—	—	8,781,671
Repurchase Agreement	—	991,364	—	991,364

Total Investment Securities	$88,010,516	$56,825,369	$0	$144,835,885

Derivative Financial Instruments
Futures Contracts (T)	$61,122	$—	$—	$61,122

Total Derivative Financial Instruments	$61,122	$—	$—	$61,122

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (S) (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(1,687,880)	$—	$(1,687,880)

Total TBA Short Commitments	$—	$(1,687,880)	$—	$(1,687,880)

Derivative Financial Instruments
Written Option	$(8,625)	$—	$—	$(8,625)
Credit Default Swap Agreements (T)	—	(1,086)	—	(1,086)
Futures Contracts (T)	(3,859)	—	—	(3,859)
Forward Foreign Currency Contracts (T)	—	(4,139)	—	(4,139)

Total Derivative Financial Instruments	$(12,484)	$(5,225)	$—	$(17,709)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2014 (U)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014
Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $8,592,240. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1%.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $32, or less than 0.01% of the portfolio’s net assets.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	In default.
(H)	Illiquid. Total aggregate fair value of illiquid securities is $36,557, or 0.03% of the portfolio’s net assets.
(I)	Rate shown reflects the yield at March 31, 2014.
(J)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $69,974.
(K)	Non-income producing security.
(L)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(M)	Aggregate cost for federal income tax purposes is $130,550,769. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,511,730 and $2,226,614, respectively. Net unrealized appreciation for tax purposes is $14,285,116.
(N)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(P)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	Cash in the amount of $31,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(S)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(T)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(U)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities aggregated $9,738,474, or 7.61% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BP	Basis Point
CITI	Citigroup, Inc.
CMBS	Commercial Mortgage-Backed Securities
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 8.7%
Alliant Techsystems, Inc. (A)	80,800	$ 11,485,720
Exelis, Inc.	572,300	10,879,423
Huntington Ingalls Industries, Inc.	111,200	11,371,312
L-3 Communications Holdings, Inc.	99,900	11,803,185
Lockheed Martin Corp.	33,900	5,533,836
Northrop Grumman Corp.	115,000	14,188,700
Raytheon Co.	153,300	15,144,507
Airlines - 0.9%
Delta Air Lines, Inc.	61,400	2,127,510
Southwest Airlines Co.	258,600	6,105,546
Auto Components - 3.1%
Delphi Automotive PLC - Class A	39,800	2,700,828
Goodyear Tire & Rubber Co.	71,000	1,855,230
Lear Corp.	142,400	11,921,728
Magna International, Inc. - Class A	129,000	12,423,990
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	169,100	8,076,216
Dr. Pepper Snapple Group, Inc.	37,300	2,031,358
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (B)	31,100	4,731,243
Amgen, Inc.	75,300	9,287,502
Biogen IDEC, Inc. (B)	35,100	10,736,037
Celgene Corp. (B)	62,900	8,780,840
Gilead Sciences, Inc. (B)	22,400	1,587,264
United Therapeutics Corp. (A) (B)	103,900	9,769,717
Capital Markets - 1.3%
Waddell & Reed Financial, Inc. - Class A	156,000	11,484,720
Chemicals - 1.9%
CF Industries Holdings, Inc. - Class B	43,100	11,233,584
LyondellBasell Industries NV - Class A	65,600	5,834,464
Commercial Banks - 4.8%
Comerica, Inc. - Class A	54,800	2,838,640
Fifth Third Bancorp	597,400	13,710,330
KeyCorp	923,700	13,153,488
PNC Financial Services Group, Inc.	27,500	2,392,500
Wells Fargo & Co.	251,600	12,514,584
Computers & Peripherals - 2.9%
Apple, Inc.	20,600	11,056,844
SanDisk Corp.	29,000	2,354,510
Western Digital Corp.	146,700	13,469,994
Consumer Finance - 3.0%
Capital One Financial Corp.	177,900	13,726,764
Discover Financial Services	235,700	13,715,383
Diversified Financial Services - 4.8%
Bank of America Corp.	1,243,100	21,381,320
CBOE Holdings, Inc.	112,600	6,373,160
JPMorgan Chase & Co.	72,900	4,425,759
McGraw-Hill Financial, Inc.	155,800	11,887,540
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	288,000	10,100,160
Verizon Communications, Inc.	160,300	7,625,471
Electric Utilities - 3.7%
American Electric Power Co., Inc.	185,800	9,412,628
Edison International	250,100	14,158,161
Entergy Corp. - Class B	122,100	8,162,385
Exelon Corp.	79,700	2,674,732
Electronic Equipment & Instruments - 3.1%
Arrow Electronics, Inc. (B)	85,900	5,099,024

	Shares	Value
Electronic Equipment & Instruments (continued)
Avnet, Inc.	141,400	$ 6,579,342
Flextronics International, Ltd. (B)	593,300	5,482,092
Ingram Micro, Inc. - Class A (B)	379,600	11,220,976
Energy Equipment & Services - 1.2%
Halliburton Co.	188,500	11,100,765
Food & Staples Retailing - 1.2%
Kroger Co.	255,300	11,143,845
Food Products - 1.6%
Archer-Daniels-Midland Co.	63,300	2,746,587
Hershey Co.	21,200	2,213,280
Tyson Foods, Inc. - Class A	228,600	10,060,686
Health Care Providers & Services - 8.5%
AmerisourceBergen Corp. - Class A	146,100	9,582,699
Cardinal Health, Inc.	190,400	13,324,192
CIGNA Corp.	117,100	9,804,783
Express Scripts Holding Co. (B)	137,100	10,294,839
Humana, Inc. - Class A	77,400	8,724,528
McKesson Corp.	63,800	11,265,166
Omnicare, Inc. (A)	109,480	6,532,672
WellPoint, Inc.	87,500	8,710,625
Household Durables - 0.7%
Whirlpool Corp.	42,500	6,352,050
Independent Power Producers & Energy Traders - 1.2%
AES Corp.	796,300	11,371,164
Insurance - 14.4%
Allied World Assurance Co. Holdings AG	41,800	4,313,342
Allstate Corp.	233,300	13,200,114
American Financial Group, Inc.	114,700	6,619,337
American International Group, Inc.	358,300	17,918,583
Assurant, Inc.	175,000	11,368,000
Axis Capital Holdings, Ltd.	180,270	8,265,379
Chubb Corp. - Class A	119,600	10,680,280
Everest RE Group, Ltd.	72,200	11,050,210
Genworth Financial, Inc. - Class A (B)	407,200	7,219,656
Lincoln National Corp.	86,400	4,377,888
PartnerRe, Ltd.	109,900	11,374,650
Reinsurance Group of America, Inc. - Class A	120,900	9,627,267
Travelers Cos., Inc.	150,000	12,765,000
Unum Group	120,800	4,265,448
IT Services - 1.3%
Amdocs, Ltd.	252,680	11,739,513
Machinery - 0.4%
Oshkosh Corp.	69,400	4,085,578
Media - 1.2%
DIRECTV (B)	139,000	10,622,380
Metals & Mining - 0.6%
U.S. Steel Corp. (A)	188,600	5,207,246
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	179,900	6,861,386
Multiline Retail - 1.0%
Macy’s, Inc.	159,740	9,470,985
Oil, Gas & Consumable Fuels - 13.0%
Chevron Corp.	143,400	17,051,694
ConocoPhillips	133,300	9,377,655
Exxon Mobil Corp.	326,500	31,892,520
Marathon Oil Corp.	346,100	12,293,472
Marathon Petroleum Corp.	108,030	9,402,931
Occidental Petroleum Corp.	158,900	15,141,581
SM Energy Co. (A)	142,900	10,187,341
Targa Resources Corp.	9,640	956,866
Valero Energy Corp.	254,300	13,503,330

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 1.0%
Domtar Corp.	84,400	$ 9,471,368
Personal Products - 0.6%
Herbalife, Ltd. (A)	103,400	5,921,718
Pharmaceuticals - 0.0% (C)
Questcor Pharmaceuticals, Inc. (A)	5,630	365,556
Real Estate Investment Trusts - 0.3%
RLJ Lodging Trust	104,900	2,805,026
Semiconductors & Semiconductor Equipment - 1.2%
Marvell Technology Group, Ltd.	717,900	11,306,925
Software - 0.4%
CA, Inc.	115,000	3,561,550
Specialty Retail - 0.4%
Foot Locker, Inc.	75,100	3,528,198
Tobacco - 1.2%
Lorillard, Inc. (A)	198,200	10,718,656

Total Common Stocks (cost $725,903,367)		906,356,757

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)	36,702,036	36,702,036

Total Securities Lending Collateral (cost $36,702,036)		36,702,036

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (D), dated 03/31/2014, to be repurchased at $15,515,390 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $15,826,544.	$ 15,515,385	15,515,385

Total Repurchase Agreement (cost $15,515,385)		15,515,385

Total Investment Securities (cost $778,120,788) (E)		958,574,178
Other Assets and Liabilities - Net - (4.0)%		(36,456,267)

Net Assets - 100.0%		$ 922,117,911

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$906,356,757	$—	$—	$906,356,757
Securities Lending Collateral	36,702,036	—	—	36,702,036
Repurchase Agreement	—	15,515,385	—	15,515,385

Total Investment Securities	$943,058,793	$15,515,385	$—	$958,574,178

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $35,946,944. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at March 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $778,120,788. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $185,589,124 and $5,135,734, respectively. Net unrealized appreciation for tax purposes is $180,453,390.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 5.2%
L-3 Communications Holdings, Inc.	32,800	$ 3,875,320
Lockheed Martin Corp.	27,000	4,407,480
Northrop Grumman Corp.	32,600	4,022,188
Raytheon Co.	42,400	4,188,696
Airlines - 3.1%
Delta Air Lines, Inc.	100,800	3,492,720
Southwest Airlines Co.	166,600	3,933,426
United Continental Holdings, Inc. (A)	50,700	2,262,741
Auto Components - 3.8%
Delphi Automotive PLC - Class A	58,100	3,942,666
Goodyear Tire & Rubber Co.	132,300	3,456,999
Magna International, Inc. - Class A	37,700	3,630,887
TRW Automotive Holdings Corp. (A)	12,700	1,036,574
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	79,100	3,777,816
Dr. Pepper Snapple Group, Inc.	66,000	3,594,360
Monster Beverage Corp. (A)	47,800	3,319,710
Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (A)	20,800	3,164,304
Amgen, Inc.	42,800	5,278,952
Biogen IDEC, Inc. (A)	14,700	4,496,289
Celgene Corp. (A)	29,100	4,062,360
Gilead Sciences, Inc. (A)	59,000	4,180,740
Chemicals - 2.6%
CF Industries Holdings, Inc. - Class B	14,400	3,753,216
LyondellBasell Industries NV - Class A	48,200	4,286,908
Commercial Banks - 3.3%
Comerica, Inc. - Class A (B)	54,700	2,833,460
Fifth Third Bancorp	169,400	3,887,730
KeyCorp	254,100	3,618,384
Communications Equipment - 2.5%
Harris Corp.	37,200	2,721,552
QUALCOMM, Inc.	66,900	5,275,734
Computers & Peripherals - 6.4%
Apple, Inc.	22,500	12,076,650
SanDisk Corp.	49,600	4,027,024
Western Digital Corp.	42,100	3,865,622
Construction & Engineering - 1.2%
Fluor Corp.	47,900	3,723,267
Consumer Finance - 1.8%
Capital One Financial Corp.	19,200	1,481,472
Discover Financial Services	71,200	4,143,128
Diversified Financial Services - 1.9%
Bank of America Corp.	139,200	2,394,240
McGraw-Hill Financial, Inc.	48,800	3,723,440
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	71,700	2,514,519
CenturyLink, Inc. (B)	23,000	755,320
Verizon Communications, Inc.	90,300	4,295,571
Electric Utilities - 1.7%
American Electric Power Co., Inc.	13,200	668,712
Edison International	72,300	4,092,903
Entergy Corp. - Class B	8,900	594,965
Electronic Equipment & Instruments - 1.2%
TE Connectivity, Ltd.	64,200	3,865,482
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	12,800	832,256
Halliburton Co.	74,500	4,387,305

	Shares	Value
Food & Staples Retailing - 1.3%
Kroger Co.	90,500	$ 3,950,325
Food Products - 3.7%
Archer-Daniels-Midland Co.	93,700	4,065,643
Hershey Co.	34,000	3,549,600
Tyson Foods, Inc. - Class A	91,400	4,022,514
Health Care Providers & Services - 7.1%
AmerisourceBergen Corp. - Class A	54,700	3,587,773
Cardinal Health, Inc.	54,700	3,827,906
CIGNA Corp.	42,300	3,541,779
Express Scripts Holding Co. (A)	44,700	3,356,523
Humana, Inc. - Class A	28,700	3,235,064
McKesson Corp.	22,900	4,043,453
WellPoint, Inc.	6,500	647,075
Household Durables - 1.4%
Harman International Industries, Inc.	7,100	755,440
Whirlpool Corp.	24,000	3,587,040
Independent Power Producers & Energy Traders - 1.1%
AES Corp.	247,000	3,527,160
Insurance - 8.7%
Allstate Corp.	72,700	4,113,366
American International Group, Inc.	92,800	4,640,928
Assurant, Inc.	53,500	3,475,360
Chubb Corp. - Class A	31,400	2,804,020
CNA Financial Corp. - Class A	26,900	1,149,168
Genworth Financial, Inc. - Class A (A)	210,500	3,732,165
Travelers Cos., Inc.	44,800	3,812,480
Unum Group	105,500	3,725,205
Internet Software & Services - 1.8%
Facebook, Inc. - Class A (A)	38,700	2,331,288
VeriSign, Inc. (A) (B)	64,100	3,455,631
IT Services - 1.5%
Amdocs, Ltd.	31,600	1,468,136
Computer Sciences Corp.	55,100	3,351,182
Leisure Equipment & Products - 1.1%
Polaris Industries, Inc. (B)	25,200	3,520,692
Media - 2.6%
DIRECTV (A)	53,000	4,050,260
Viacom, Inc. - Class B	47,400	4,028,526
Metals & Mining - 1.2%
U.S. Steel Corp. (B)	135,000	3,727,350
Multiline Retail - 1.2%
Macy’s, Inc.	64,600	3,830,134
Oil, Gas & Consumable Fuels - 8.3%
Chesapeake Energy Corp. (B)	61,100	1,565,382
Chevron Corp.	6,700	796,697
ConocoPhillips	45,400	3,193,890
Exxon Mobil Corp.	6,600	644,688
Marathon Oil Corp.	102,300	3,633,696
Marathon Petroleum Corp.	42,000	3,655,680
Murphy Oil Corp.	7,310	459,507
Occidental Petroleum Corp.	47,100	4,488,159
Suncor Energy, Inc.	41,500	1,450,840
Tesoro Corp.	40,700	2,059,013
Valero Energy Corp.	77,800	4,131,180
Road & Rail - 0.7%
Union Pacific Corp.	11,700	2,195,622
Semiconductors & Semiconductor Equipment - 2.0%
LAM Research Corp. (A)	64,900	3,569,500
LSI Corp.	76,200	843,534
NVIDIA Corp.	106,000	1,898,460
Software - 2.8%
CA, Inc.	113,600	3,518,192

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Software (continued)
Check Point Software Technologies, Ltd. - Class A (A) (B)	50,300	$ 3,401,789
Microsoft Corp.	46,300	1,897,837
Specialty Retail - 1.5%
AutoZone, Inc. (A)	1,400	751,940
Bed Bath & Beyond, Inc. (A) (B)	32,400	2,229,120
Best Buy Co., Inc. (B)	31,600	834,556
TJX Cos., Inc.	16,000	970,400
Tobacco - 1.3%
Lorillard, Inc.	73,300	3,964,064
Trading Companies & Distributors - 0.5%
United Rentals, Inc. (A)	14,900	1,414,606

Total Common Stocks (cost $252,971,123)		310,424,626

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	20,952,758	20,952,758

Total Securities Lending Collateral (cost $20,952,758)		20,952,758

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $4,048,024 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $4,129,560.	$ 4,048,023	4,048,023

Total Repurchase Agreement (cost $4,048,023)		4,048,023

Total Investment Securities (cost $277,971,904) (D)		335,425,407
Other Assets and Liabilities - Net - (6.6)%		(20,804,837)

Net Assets - 100.0%		$ 314,620,570

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$310,424,626	$—	$—	$310,424,626
Securities Lending Collateral	20,952,758	—	—	20,952,758
Repurchase Agreement	—	4,048,023	—	4,048,023

Total Investment Securities	$331,377,384	$4,048,023	$—	$335,425,407

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $20,507,491. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $277,971,904. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $59,094,387 and $1,640,884, respectively. Net unrealized appreciation for tax purposes is $57,453,503.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 4.9%
Boeing Co.	124,763	$ 15,656,509
Honeywell International, Inc.	61,962	5,747,595
Precision Castparts Corp.	33,403	8,442,942
United Technologies Corp.	132,599	15,492,867
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	44,167	4,300,982
Automobiles - 0.5%
Tesla Motors, Inc. (A) (B)	23,692	4,938,597
Beverages - 0.3%
Anheuser-Busch InBev NV - ADR	27,443	2,889,748
Biotechnology - 7.9%
Alexion Pharmaceuticals, Inc. (A)	48,087	7,315,475
Amgen, Inc.	85,376	10,530,276
Biogen IDEC, Inc. (A)	60,697	18,565,392
Celgene Corp. (A)	93,798	13,094,201
Gilead Sciences, Inc. (A)	210,393	14,908,448
Incyte Corp., Ltd. (A)	28,518	1,526,283
Intercept Pharmaceuticals, Inc. (A) (B)	5,365	1,769,323
Vertex Pharmaceuticals, Inc. (A)	69,673	4,927,275
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	30,634	5,019,381
Morgan Stanley	143,819	4,482,838
Waddell & Reed Financial, Inc. - Class A	40,284	2,965,708
Chemicals - 1.2%
Monsanto Co.	83,824	9,536,656
Sherwin-Williams Co.	9,651	1,902,502
Commercial Services & Supplies - 0.3%
Tyco International, Ltd.	71,774	3,043,218
Communications Equipment - 1.9%
Cisco Systems, Inc.	126,322	2,830,876
F5 Networks, Inc. - Class B (A)	35,004	3,732,476
QUALCOMM, Inc.	139,139	10,972,502
Computers & Peripherals - 4.2%
Apple, Inc.	44,621	23,949,876
NetApp, Inc.	102,485	3,781,696
SanDisk Corp.	73,500	5,967,465
Western Digital Corp.	53,430	4,905,943
Consumer Finance - 0.8%
American Express Co.	83,736	7,538,752
Diversified Financial Services - 1.3%
Bank of America Corp.	313,748	5,396,466
IntercontinentalExchange Group, Inc.	18,593	3,678,253
JPMorgan Chase & Co.	42,918	2,605,552
Electrical Equipment - 0.6%
Rockwell Automation, Inc. - Class B	40,478	5,041,535
Electronic Equipment & Instruments - 0.1%
Knowles Corp. (A)	19,259	607,991
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	50,343	3,920,210
Oceaneering International, Inc.	26,840	1,928,722
Schlumberger, Ltd.	61,906	6,035,835
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	100,012	11,169,340
CVS Caremark Corp.	61,146	4,577,390
Sprouts Farmers Market, Inc. (A) (B)	35,671	1,285,226
Whole Foods Market, Inc.	116,897	5,927,847

	Shares	Value
Food Products - 1.2%
Keurig Green Mountain, Inc.	31,848	$ 3,362,830
Mead Johnson Nutrition Co. - Class A	37,675	3,132,299
Mondelez International, Inc. - Class A	141,892	4,902,369
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	183,157	7,053,376
Becton Dickinson and Co.	41,766	4,889,963
CR Bard, Inc.	36,334	5,376,705
Medtronic, Inc.	93,866	5,776,514
Zimmer Holdings, Inc. - Class A	52,865	4,999,972
Health Care Providers & Services - 2.3%
Aetna, Inc.	59,887	4,489,728
Express Scripts Holding Co. (A)	136,443	10,245,505
HCA Holdings, Inc. (A)	38,800	2,037,000
McKesson Corp.	27,059	4,777,808
Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. - Class A (A)	11,441	6,499,060
Dunkin’ Brands Group, Inc. (B)	99,320	4,983,878
Las Vegas Sands Corp.	39,759	3,211,732
Marriott International, Inc. - Class A	33,246	1,862,441
Starbucks Corp.	73,838	5,418,232
Starwood Hotels & Resorts Worldwide, Inc.	57,713	4,593,955
Wyndham Worldwide Corp.	68,894	5,045,108
Wynn Resorts, Ltd.	16,402	3,643,704
Household Durables - 0.5%
PulteGroup, Inc. (B)	224,064	4,299,788
Industrial Conglomerates - 1.1%
3M Co.	28,412	3,854,372
Danaher Corp.	86,463	6,484,725
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. (A)	46,819	15,755,530
Expedia, Inc.	46,741	3,388,723
HomeAway, Inc. (A)	49,619	1,869,148
NetFlix, Inc. (A)	13,430	4,727,763
priceline.com, Inc. (A)	13,725	16,358,690
TripAdvisor, Inc. (A)	27,148	2,459,337
Internet Software & Services - 8.2%
Facebook, Inc. - Class A (A)	323,680	19,498,483
Google, Inc. - Class A (A)	35,688	39,774,633
IAC/InterActiveCorp	83,278	5,945,217
LinkedIn Corp. - Class A (A)	35,917	6,642,490
Twitter, Inc. (A) (B)	42,570	1,986,742
Yahoo! Inc. (A)	49,117	1,763,300
IT Services - 5.3%
Accenture PLC - Class A	16,505	1,315,779
Alliance Data Systems Corp. (A) (B)	15,888	4,328,685
FleetCor Technologies, Inc. (A)	21,009	2,418,136
Mastercard, Inc. - Class A	220,453	16,467,839
Paychex, Inc.	68,676	2,925,598
Vantiv, Inc. - Class A (A) (B)	52,914	1,599,061
Visa, Inc. - Class A	92,304	19,924,741
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A) (B)	48,482	7,207,334
Machinery - 1.2%
Dover Corp.	37,799	3,090,068
Illinois Tool Works, Inc. - Class A	36,684	2,983,510
Parker Hannifin Corp.	38,029	4,552,452
Media - 4.9%
Comcast Corp. - Class A	153,963	7,701,229
DIRECTV (A)	46,514	3,554,600
Discovery Communications, Inc. - Series A (A)	100,129	8,280,668
Omnicom Group, Inc.	47,211	3,427,519
Pandora Media, Inc. (A)	52,213	1,583,098

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Media (continued)
Scripps Networks Interactive, Inc. - Class A	34,547	$ 2,622,463
Twenty-First Century Fox, Inc. - Class A	269,185	8,605,844
Walt Disney Co. - Class A	118,186	9,463,153
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.	39,766	3,298,590
Cabot Oil & Gas Corp.	52,473	1,777,785
Concho Resources, Inc. (A)	50,214	6,151,215
Devon Energy Corp. - Class A	23,096	1,545,815
EOG Resources, Inc.	30,808	6,043,605
Valero Energy Corp.	37,455	1,988,861
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	48,553	3,247,225
Pharmaceuticals - 6.2%
Allergan, Inc.	78,521	9,744,456
Bristol-Myers Squibb Co.	233,306	12,120,247
Eli Lilly & Co.	96,494	5,679,637
Johnson & Johnson	47,989	4,713,959
Merck & Co., Inc.	216,083	12,267,032
Novo Nordisk A/S - ADR	196,057	8,950,002
Perrigo Co. PLC	23,494	3,633,582
Salix Pharmaceuticals, Ltd. (A) (B)	1,354	140,288
Real Estate Investment Trusts - 0.6%
American Tower Corp. - Class A	66,299	5,427,899
Road & Rail - 1.4%
Canadian Pacific Railway, Ltd.	38,774	5,832,773
Union Pacific Corp.	34,995	6,567,161
Semiconductors & Semiconductor Equipment - 3.3%
Altera Corp.	193,234	7,002,800
ARM Holdings PLC - ADR (B)	77,661	3,958,381
Linear Technology Corp.	49,332	2,401,975
Maxim Integrated Products, Inc. - Class A	110,399	3,656,415
Microchip Technology, Inc. (B)	84,142	4,018,622
Skyworks Solutions, Inc. (A)	104,519	3,921,553
Xilinx, Inc.	99,293	5,388,631
Software - 10.9%
Adobe Systems, Inc. (A)	85,745	5,636,876
Check Point Software Technologies, Ltd. - Class A (A) (B)	103,917	7,027,907
FireEye, Inc. (A) (B)	37,279	2,295,268
Informatica Corp. (A)	54,593	2,062,523
Intuit, Inc.	61,733	4,798,506
Microsoft Corp.	595,575	24,412,619
NetSuite, Inc. (A)	23,240	2,203,849
Oracle Corp.	391,632	16,021,665
Red Hat, Inc. (A)	141,802	7,512,670
Salesforce.com, Inc. (A)	207,107	11,823,739
Splunk, Inc. (A)	70,195	5,018,241
Tableau Software, Inc. - Class A (A)	13,446	1,022,972
VMware, Inc. - Class A (A) (B)	62,912	6,795,754
Workday, Inc. - Class A (A)	41,358	3,781,362
Specialty Retail - 4.6%
Home Depot, Inc.	99,386	7,864,414
Inditex SA	52,086	7,814,256
Lowe’s Cos., Inc.	129,161	6,315,973
O’Reilly Automotive, Inc. (A)	43,355	6,433,449
Tiffany & Co.	25,869	2,228,614
TJX Cos., Inc.	187,302	11,359,866
Textiles, Apparel & Luxury Goods - 2.7%
Michael Kors Holdings, Ltd. (A)	58,683	5,473,363
NIKE, Inc. - Class B	125,638	9,279,623
Swatch Group AG	7,299	4,574,002
Under Armour, Inc. - Class A (A) (B)	46,846	5,370,425

Total Common Stocks (cost $670,166,781)		912,679,511

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	50,698,521	$ 50,698,521

Total Securities Lending Collateral (cost $50,698,521)		50,698,521

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $5,788,922 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.50%, due 02/15/2041 and with a total value of $5,907,401.	$ 5,788,920	5,788,920

Total Repurchase Agreement (cost $5,788,920)		5,788,920

Total Investment Securities (cost $726,654,222) (D)		969,166,952
Other Assets and Liabilities - Net - (5.5)%		(50,618,420)

Net Assets - 100.0%		$ 918,548,532

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$900,291,253	$12,388,258	$—	$912,679,511
Securities Lending Collateral	50,698,521	—	—	50,698,521
Repurchase Agreement	—	5,788,920	—	5,788,920

Total Investment Securities	$950,989,774	$18,177,178	$—	$969,166,952

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $49,662,944. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $726,654,222. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $245,139,305 and $2,626,575, respectively. Net unrealized appreciation for tax purposes is $242,512,730.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Automobiles - 0.9%
Harley-Davidson, Inc.	128,150	$ 8,536,072
Beverages - 0.8%
Brown-Forman Corp. - Class B	19,250	1,726,533
Dr. Pepper Snapple Group, Inc.	108,500	5,908,910
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	78,400	3,299,072
Capital Markets - 5.3%
Ameriprise Financial, Inc.	69,500	7,649,865
Invesco, Ltd.	364,800	13,497,600
Legg Mason, Inc. (A)	49,200	2,412,768
Northern Trust Corp.	76,400	5,008,784
Raymond James Financial, Inc.	95,150	5,321,739
State Street Corp.	183,100	12,734,605
T. Rowe Price Group, Inc.	65,800	5,418,630
Chemicals - 5.2%
Airgas, Inc.	129,600	13,803,696
Albemarle Corp.	90,420	6,005,696
FMC Corp. - Class A	159,750	12,230,460
Huntsman Corp.	420,700	10,273,494
Sherwin-Williams Co.	17,300	3,410,349
Sigma-Aldrich Corp.	53,400	4,986,492
Commercial Banks - 6.8%
City National Corp.	48,900	3,849,408
Fifth Third Bancorp	350,800	8,050,860
First Republic Bank - Class A	57,000	3,077,430
Huntington Bancshares, Inc. - Class A	238,200	2,374,854
KeyCorp	580,500	8,266,320
M&T Bank Corp. (A)	54,700	6,635,110
Regions Financial Corp.	1,022,400	11,358,864
SunTrust Banks, Inc.	516,950	20,569,440
Zions Bancorporation	81,400	2,521,772
Commercial Services & Supplies - 1.3%
Tyco International, Ltd.	309,950	13,141,880
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (B)	133,521	3,295,298
Containers & Packaging - 2.7%
Ball Corp.	140,200	7,684,362
Crown Holdings, Inc. (B)	225,000	10,066,500
Rock-Tenn Co. - Class A	41,400	4,370,598
Silgan Holdings, Inc.	92,000	4,555,840
Distributors - 0.1%
Genuine Parts Co.	10,800	937,980
Electric Utilities - 2.3%
Edison International	76,200	4,313,682
Northeast Utilities	194,300	8,840,650
Westar Energy, Inc. - Class A (A)	146,200	5,140,392
Xcel Energy, Inc.	145,164	4,407,179
Electrical Equipment - 1.4%
AMETEK, Inc. - Class A	93,250	4,801,442
Hubbell, Inc. - Class B	35,100	4,207,437
Regal Beloit Corp.	64,900	4,718,879
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. - Class A	82,720	7,581,288
Arrow Electronics, Inc. (B)	118,500	7,034,160
Energy Equipment & Services - 1.8%
Cameron International Corp. (B)	79,950	4,938,511
Oceaneering International, Inc.	109,800	7,890,228
Weatherford International, Ltd. (B)	294,500	5,112,520

	Shares	Value
Food & Staples Retailing - 1.6%
Kroger Co.	139,600	$ 6,093,540
Rite Aid Corp. (B)	348,100	2,182,587
Safeway, Inc.	201,800	7,454,492
Food Products - 0.9%
Hershey Co.	81,090	8,465,796
Gas Utilities - 2.2%
EQT Corp.	47,020	4,559,530
National Fuel Gas Co. (A)	45,400	3,179,816
Questar Corp.	565,281	13,442,382
Health Care Equipment & Supplies - 2.2%
CareFusion Corp. - Class A (B)	329,350	13,246,457
St. Jude Medical, Inc.	131,100	8,572,629
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp. - Class A	73,100	4,794,629
Brookdale Senior Living, Inc. (B)	65,900	2,208,309
Cardinal Health, Inc.	71,350	4,993,073
CIGNA Corp.	143,750	12,036,187
Henry Schein, Inc. (B)	26,500	3,163,305
Humana, Inc. - Class A	46,780	5,273,042
Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc. - Class A (A)	90,166	5,051,099
Starwood Hotels & Resorts Worldwide, Inc.	63,800	5,078,480
Wyndham Worldwide Corp.	23,900	1,750,197
Yum! Brands, Inc.	13,700	1,032,843
Household Durables - 2.9%
Jarden Corp. (B)	71,500	4,277,845
Mohawk Industries, Inc. (B)	103,350	14,053,533
Newell Rubbermaid, Inc.	349,000	10,435,100
Household Products - 0.5%
Energizer Holdings, Inc.	47,100	4,744,854
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	78,379	6,218,590
Insurance - 7.3%
Alleghany Corp. (B)	8,374	3,411,400
Chubb Corp. - Class A	47,200	4,214,960
Hartford Financial Services Group, Inc.	457,850	16,148,370
Lincoln National Corp.	132,600	6,718,842
Loews Corp.	186,300	8,206,515
Marsh & McLennan Cos., Inc.	187,700	9,253,610
Old Republic International Corp.	216,100	3,544,040
Unum Group	327,000	11,546,370
WR Berkley Corp.	94,500	3,933,090
XL Group PLC - Class A	138,900	4,340,625
Internet & Catalog Retail - 0.7%
Expedia, Inc. (A)	90,050	6,528,625
Internet Software & Services - 1.0%
IAC/InterActiveCorp	142,900	10,201,631
IT Services - 2.0%
Jack Henry & Associates, Inc.	115,200	6,423,552
Teradata Corp. (A) (B)	274,040	13,480,028
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	139,800	7,817,616
Waters Corp. (B)	53,000	5,745,730
Machinery - 3.9%
Dover Corp.	81,350	6,650,362
IDEX Corp.	77,100	5,619,819
Pall Corp.	102,700	9,188,569
Pentair, Ltd.	112,140	8,897,188
Rexnord Corp. (B)	89,250	2,586,465
Snap-on, Inc.	50,106	5,686,029
Media - 2.2%
CBS Corp. - Class B	27,900	1,724,220

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Media (continued)
Clear Channel Outdoor Holdings, Inc. - Class A	121,761	$ 1,109,243
DISH Network Corp. - Class A (B)	84,500	5,256,745
Gannett Co., Inc.	161,100	4,446,360
Interpublic Group of Cos., Inc.	533,900	9,151,046
Multi-Utilities - 3.2%
CenterPoint Energy, Inc.	185,080	4,384,545
CMS Energy Corp.	173,700	5,085,936
NiSource, Inc. - Class B	319,800	11,362,494
Sempra Energy	63,800	6,173,288
Wisconsin Energy Corp. (A)	84,000	3,910,200
Multiline Retail - 2.5%
Family Dollar Stores, Inc.	55,000	3,190,550
Kohl’s Corp. (A)	139,460	7,921,328
Macy’s, Inc.	195,900	11,614,911
Nordstrom, Inc. (A)	33,100	2,067,095
Oil, Gas & Consumable Fuels - 4.5%
Cameco Corp. - Class A (A)	409,130	9,369,077
Energen Corp.	71,821	5,803,855
PBF Energy, Inc. - Class A	113,000	2,915,400
QEP Resources, Inc.	430,350	12,669,504
Southwestern Energy Co. (B)	101,200	4,656,212
Whiting Petroleum Corp. (B)	75,450	5,235,476
Williams Cos., Inc.	87,300	3,542,634
Pharmaceuticals - 2.1%
Hospira, Inc. (B)	214,120	9,260,690
Zoetis, Inc. - Class A	382,900	11,081,126
Professional Services - 2.1%
Dun & Bradstreet Corp. (A)	64,075	6,365,851
Equifax, Inc.	84,200	5,728,126
Nielsen Holdings NV	178,300	7,957,529
Real Estate Investment Trusts - 4.4%
American Campus Communities, Inc.	78,300	2,924,505
AvalonBay Communities, Inc.	35,000	4,596,200
Brixmor Property Group, Inc.	94,500	2,015,685
General Growth Properties, Inc.	155,000	3,410,000
Kimco Realty Corp.	224,700	4,916,436
Rayonier, Inc.	90,486	4,154,212
Regency Centers Corp.	64,000	3,267,840
Vornado Realty Trust - Class A	55,937	5,513,151
Weyerhaeuser Co.	410,200	12,039,370
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (B)	248,750	6,626,700
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc. - Class A	215,440	11,448,482
KLA-Tencor Corp.	69,000	4,770,660
Microchip Technology, Inc. (A)	130,600	6,237,456
Xilinx, Inc.	122,900	6,669,783
Software - 2.3%
Citrix Systems, Inc. (B)	90,950	5,223,259
PTC, Inc. (B)	223,850	7,931,005
Synopsys, Inc. (B)	253,150	9,723,491
Specialty Retail - 3.8%
AutoZone, Inc. (B)	11,300	6,069,230
Bed Bath & Beyond, Inc. (B)	52,000	3,577,600
Best Buy Co., Inc. (A)	92,900	2,453,489
Gap, Inc. - Class A	393,700	15,771,622
PetSmart, Inc. - Class A (A)	70,800	4,877,412
Tiffany & Co.	38,700	3,334,005
TJX Cos., Inc.	25,700	1,558,705
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	130,980	16,342,375
V.F. Corp.	30,600	1,893,528

	Shares	Value
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	157,500	$ 1,548,225
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Inc. - Class A (A)	168,500	14,578,620
Water Utilities - 1.0%
American Water Works Co., Inc.	219,550	9,967,570

Total Common Stocks (cost $732,761,879)		959,843,457

MASTER LIMITED PARTNERSHIP - 0.2%
Real Estate Management & Development - 0.2%
Brookfield Property Partners, LP (A)	128,474	2,402,457

Total Master Limited Partnership (cost $2,007,190)		2,402,457

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	74,022,431	74,022,431

Total Securities Lending Collateral (cost $74,022,431)		74,022,431

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $22,063,196 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 3.24% - 3.50%, due 02/15/2041 - 05/01/2041, and with a total value of $22,510,149.	$ 22,063,189	22,063,189

Total Repurchase Agreement (cost $22,063,189)		22,063,189

Total Investment Securities (cost $830,854,689) (D)		1,058,331,534
Other Assets and Liabilities - Net - (7.9)%		(77,487,308)

Net Assets - 100.0%		$ 980,844,226

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$959,843,457	$—	$—	$959,843,457
Master Limited Partnership	2,402,457	—	—	2,402,457
Securities Lending Collateral	74,022,431	—	—	74,022,431
Repurchase Agreement	—	22,063,189	—	22,063,189

Total Investment Securities	$1,036,268,345	$22,063,189	$—	$1,058,331,534

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $72,399,320. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $830,854,689. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $231,198,091 and $3,721,246, respectively. Net unrealized appreciation for tax purposes is $227,476,845.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 5.0%
Rockwell Collins, Inc. (A)	50,876	$ 4,053,291
Teledyne Technologies, Inc. (A) (B)	35,176	3,423,680
Auto Components - 2.9%
Tenneco, Inc. (B)	73,746	4,282,430
Biotechnology - 6.2%
BioMarin Pharmaceutical, Inc. (A) (B)	42,956	2,930,029
Cubist Pharmaceuticals, Inc. (A) (B)	39,892	2,918,100
United Therapeutics Corp. (A) (B)	35,906	3,376,241
Building Products - 1.4%
USG Corp. (A) (B)	63,169	2,066,890
Chemicals - 3.7%
Axiall Corp.	47,635	2,139,764
RPM International, Inc.	79,921	3,343,895
Commercial Banks - 4.7%
Comerica, Inc. - Class A (A)	73,585	3,811,703
First Republic Bank - Class A (A)	59,121	3,191,943
Commercial Services & Supplies - 2.2%
Stericycle, Inc. (B)	28,863	3,279,414
Containers & Packaging - 1.8%
Rock-Tenn Co. - Class A (A)	25,480	2,689,924
Electrical Equipment - 2.7%
AMETEK, Inc. - Class A	77,755	4,003,605
Electronic Equipment & Instruments - 3.7%
Trimble Navigation, Ltd. (A) (B)	142,466	5,537,653
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc. (A)	36,083	2,438,850
Food Products - 4.3%
McCormick & Co., Inc. (A)	40,840	2,929,861
WhiteWave Foods Co. - Class A (B)	118,883	3,392,921
Gas Utilities - 1.7%
EQT Corp.	25,706	2,492,711
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (A) (B)	64,611	3,346,204
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	52,658	3,685,007
Hotels, Restaurants & Leisure - 2.6%
Cheesecake Factory, Inc. (A)	80,012	3,810,971
Household Durables - 3.0%
Whirlpool Corp.	29,469	4,404,437
Insurance - 2.2%
CNO Financial Group, Inc.	179,968	3,257,421
IT Services - 1.1%
NeuStar, Inc. - Class A (A) (B)	52,043	1,691,918
Media - 1.4%
Scripps Networks Interactive, Inc. - Class A	27,036	2,052,303
Oil, Gas & Consumable Fuels - 5.0%
Cimarex Energy Co.	41,236	4,911,620
Energen Corp.	30,903	2,497,271
Pharmaceuticals - 2.6%
Mylan, Inc. (A) (B)	80,240	3,918,119
Professional Services - 2.3%
Equifax, Inc. (A)	49,623	3,375,853
Road & Rail - 2.7%
Genesee & Wyoming, Inc. - Class A (A) (B)	41,911	4,078,778

	Shares	Value
Semiconductors & Semiconductor Equipment - 5.4%
KLA-Tencor Corp. (A)	56,349	$ 3,895,970
Synaptics, Inc. (A) (B)	68,133	4,089,342
Software - 7.5%
Fortinet, Inc. (A) (B)	129,739	2,858,150
PTC, Inc. (A) (B)	114,940	4,072,324
Solera Holdings, Inc. (A)	67,429	4,270,953
Specialty Retail - 12.3%
Dick’s Sporting Goods, Inc. (A)	65,823	3,594,594
DSW, Inc. - Class A (A)	74,253	2,662,713
Ross Stores, Inc.	52,581	3,762,170
Ulta Salon Cosmetics & Fragrance, Inc. (B)	31,437	3,064,479
Williams-Sonoma, Inc. - Class A (A)	78,144	5,207,516
Textiles, Apparel & Luxury Goods - 2.5%
Under Armour, Inc. - Class A (A) (B)	32,714	3,750,333
Trading Companies & Distributors - 2.7%
Air Lease Corp. - Class A	107,209	3,997,824

Total Common Stocks (cost $128,442,316)		148,559,175

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	37,942,113	37,942,113

Total Securities Lending Collateral (cost $37,942,113)		37,942,113

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $165,049 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $171,932.	$ 165,049	165,049

Total Repurchase Agreement (cost $165,049)		165,049

Total Investment Securities (cost $166,549,478) (D)		186,666,337
Other Assets and Liabilities - Net - (25.6)%		(38,002,532)

Net Assets - 100.0%		$ 148,663,805

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$148,559,175	$—	$—	$148,559,175
Securities Lending Collateral	37,942,113	—	—	37,942,113
Repurchase Agreement	—	165,049	—	165,049

Total Investment Securities	$186,501,288	$165,049	$—	$186,666,337

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $37,132,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $166,549,478. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $21,159,666 and $1,042,807, respectively. Net unrealized appreciation for tax purposes is $20,116,859.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 1.4%
Cubic Corp. (A)	22,700	$ 1,159,289
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc. (A) (B)	12,400	437,348
UTi Worldwide, Inc. (A)	60,000	635,400
Capital Markets - 0.9%
Solar Capital, Ltd. (A)	32,230	701,969
Chemicals - 4.6%
Innospec, Inc. (A)	20,800	940,784
Koppers Holdings, Inc. (A)	20,500	845,215
Sensient Technologies Corp.	17,200	970,252
Zep, Inc. (A)	57,900	1,024,830
Commercial Banks - 10.6%
First Busey Corp. - Class B (A)	107,430	623,094
First Midwest Bancorp, Inc. (A)	76,900	1,313,452
First Niagara Financial Group, Inc.	78,010	737,195
Flushing Financial Corp. - Class A (A)	37,133	782,392
Hancock Holding Co.	21,400	784,310
International Bancshares Corp. (A)	57,800	1,449,624
MB Financial, Inc. (A)	32,600	1,009,296
Webster Financial Corp. (A)	50,300	1,562,318
Westamerica Bancorporation (A)	7,110	384,509
Commercial Services & Supplies - 7.0%
ACCO Brands Corp. (A) (B)	134,900	830,984
G&K Services, Inc. - Class A (A)	29,900	1,828,983
SP Plus Corp. (A) (B)	53,600	1,408,072
United Stationers, Inc. (A)	40,530	1,664,567
Computers & Peripherals - 1.7%
Diebold, Inc. (A)	34,100	1,360,249
Containers & Packaging - 0.9%
Greif, Inc. - Class A (A)	14,500	761,105
Diversified Consumer Services - 1.7%
Matthews International Corp. - Class A (A)	33,100	1,350,811
Electric Utilities - 1.1%
UNS Energy Corp. (A)	15,600	936,468
Electronic Equipment & Instruments - 8.3%
Belden, Inc. (A)	41,000	2,853,600
Coherent, Inc. (A) (B)	12,300	803,805
MTS Systems Corp. (A)	9,032	618,602
ScanSource, Inc. (B)	27,500	1,121,175
Zebra Technologies Corp. - Class A (B)	19,500	1,353,495
Energy Equipment & Services - 2.4%
Era Group, Inc. (A) (B)	30,340	889,265
SEACOR Holdings, Inc. (A) (B)	12,240	1,057,781
Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc. (A)	16,700	1,128,753
Food Products - 1.8%
Cranswick PLC	33,325	679,472
Post Holdings, Inc. (A) (B)	14,200	782,704
Gas Utilities - 2.3%
Laclede Group, Inc. (A)	13,200	622,380
New Jersey Resources Corp. (A)	11,000	547,800
WGL Holdings, Inc. (A)	17,200	689,032
Health Care Equipment & Supplies - 3.6%
Haemonetics Corp. (A) (B)	13,700	446,483
ICU Medical, Inc. - Class B (A) (B)	24,500	1,467,060
STERIS Corp. (A)	21,000	1,002,750

	Shares	Value
Health Care Providers & Services - 2.9%
Amsurg Corp. - Class A (A) (B)	39,100	$ 1,840,828
Corvel Corp. (B)	9,900	492,624
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (A) (B)	59,700	1,076,391
MedAssets, Inc. (B)	26,200	647,402
Hotels, Restaurants & Leisure - 0.3%
Choice Hotels International, Inc. (A)	4,860	223,560
Household Durables - 3.2%
Helen of Troy, Ltd. (A) (B)	38,135	2,640,086
Insurance - 4.9%
AMERISAFE, Inc. (A)	17,400	764,034
Assured Guaranty, Ltd. (A)	37,900	959,628
Platinum Underwriters Holdings, Ltd.	13,200	793,320
Primerica, Inc.	31,800	1,498,098
IT Services - 2.2%
Forrester Research, Inc. (A)	31,420	1,126,407
MAXIMUS, Inc. - Class A	14,300	641,498
Life Sciences Tools & Services - 3.6%
Charles River Laboratories International, Inc. (A) (B)	31,200	1,882,608
ICON PLC (B)	21,800	1,036,590
Machinery - 6.2%
Albany International Corp. - Class A (A)	43,800	1,556,652
ESCO Technologies, Inc. (A)	29,700	1,045,143
Luxfer Holdings PLC - ADR (A)	28,500	558,030
Mueller Industries, Inc. (A)	64,000	1,919,360
Multiline Retail - 1.6%
Fred’s, Inc. - Class A (A)	73,700	1,327,337
Oil, Gas & Consumable Fuels - 3.3%
Diamondback Energy, Inc. (A) (B)	16,900	1,137,539
Scorpio Tankers, Inc. (A)	158,400	1,579,248
Paper & Forest Products - 1.3%
Deltic Timber Corp. (A)	15,940	1,039,766
Professional Services - 0.2%
FTI Consulting, Inc. (A) (B)	4,600	153,364
Real Estate Investment Trusts - 3.5%
Campus Crest Communities, Inc. (A)	74,000	642,320
DiamondRock Hospitality Co. (A)	63,900	750,825
Education Realty Trust, Inc.	78,200	771,834
Summit Hotel Properties, Inc. (A)	72,600	673,728
Semiconductors & Semiconductor Equipment - 0.8%
Micrel, Inc. (A)	56,797	629,311
Software - 1.0%
Verint Systems, Inc. (B)	17,800	835,354
Specialty Retail - 5.2%
Ascena Retail Group, Inc. - Class B (A) (B)	81,000	1,399,680
Cato Corp. - Class A (A)	55,510	1,500,990
Stage Stores, Inc. (A)	55,500	1,356,975
Thrifts & Mortgage Finance - 1.5%
Northwest Bancshares, Inc. (A)	86,700	1,265,820
Trading Companies & Distributors - 2.2%
GATX Corp. (A)	26,800	1,819,184

Total Common Stocks (cost $52,309,345)		79,152,207

SECURITIES LENDING COLLATERAL - 25.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	21,172,749	21,172,749

Total Securities Lending Collateral (cost $21,172,749)		21,172,749

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.0%

State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $2,432,790 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $2,482,015.

$ 2,432,790	$ 2,432,790

Total Repurchase Agreement (cost $2,432,790)	2,432,790

Total Investment Securities (cost $75,914,884) (D)	102,757,746
Other Assets and Liabilities - Net - (25.9)%	(21,150,067)

Net Assets - 100.0%	$ 81,607,679

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$78,472,735	$679,472	$—	$79,152,207
Securities Lending Collateral	21,172,749	—	—	21,172,749
Repurchase Agreement	—	2,432,790	—	2,432,790

Total Investment Securities	$99,645,484	$3,112,262	$—	$102,757,746

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $20,652,088. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $75,914,884. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,473,312 and $630,450, respectively. Net unrealized appreciation for tax purposes is $26,842,862.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.7%
AAR Corp. (A)	41,861	$ 1,086,293
Ducommun, Inc. (A) (B)	50,170	1,257,260
Airlines - 0.7%
JetBlue Airways Corp. (A) (B)	135,345	1,176,148
SkyWest, Inc. (A)	92,195	1,176,408
Auto Components - 0.3%
Stoneridge, Inc. (A) (B)	99,051	1,112,343
Biotechnology - 0.7%
Myriad Genetics, Inc. (A) (B)	36,016	1,231,387
Tekmira Pharmaceuticals Corp. (B)	48,060	1,032,809
Building Products - 0.7%
Simpson Manufacturing Co., Inc.	32,420	1,145,399
Universal Forest Products, Inc. (A)	22,890	1,266,732
Capital Markets - 2.6%
Cowen Group, Inc. - Class A (A) (B)	251,400	1,108,674
FBR & Co. (A) (B)	40,320	1,041,466
Gladstone Investment Corp. (A)	140,365	1,160,819
Janus Capital Group, Inc. (A)	103,473	1,124,751
MCG Capital Corp.	309,090	1,171,451
Prospect Capital Corp. (A)	102,265	1,104,462
Stifel Financial Corp. (A) (B)	23,295	1,159,159
Triangle Capital Corp.	41,170	1,065,891
Chemicals - 2.1%
A. Schulman, Inc. (A)	33,636	1,219,641
FutureFuel Corp. (A)	55,905	1,134,871
Koppers Holdings, Inc. (A)	29,378	1,211,255
Minerals Technologies, Inc.	17,894	1,155,237
Olin Corp. (A)	43,195	1,192,614
Quaker Chemical Corp. (A)	14,690	1,158,013
Commercial Banks - 4.5%
Central Pacific Financial Corp. (A)	58,825	1,188,265
Chemical Financial Corp. (A)	36,660	1,189,617
CVB Financial Corp. (A)	71,495	1,136,771
Eagle Bancorp, Inc. (A) (B)	31,795	1,147,799
First Merchants Corp. (A)	55,192	1,194,355
Glacier Bancorp, Inc. (A)	41,130	1,195,649
Hanmi Financial Corp. - Basis B (A)	51,650	1,203,445
Lakeland Financial Corp. (A)	29,560	1,188,903
OFG Bancorp	66,395	1,141,330
Popular, Inc. (A) (B)	36,630	1,135,164
Prosperity Bancshares, Inc. (A)	17,990	1,190,038
Wilshire Bancorp, Inc. (A)	100,865	1,119,602
WSFS Financial Corp.	16,230	1,159,309
Commercial Services & Supplies - 2.7%
ABM Industries, Inc. (A)	42,630	1,225,186
ARC Document Solutions, Inc. - Class A (B)	157,470	1,171,577
HNI Corp.	32,250	1,179,060
Kimball International, Inc. - Class B (A)	62,760	1,136,583
R.R. Donnelley & Sons Co.	64,093	1,147,265
Steelcase, Inc. - Class A	70,080	1,164,029
United Stationers, Inc. (A)	27,615	1,134,148
Viad Corp.	43,925	1,055,957
Communications Equipment - 3.1%
ARRIS Group, Inc. (B)	41,095	1,158,057
Aruba Networks, Inc. (B)	59,345	1,112,719
AudioCodes, Ltd. (B)	145,430	1,054,367
Brocade Communications Systems, Inc. (B)	110,316	1,170,453
Comtech Telecommunications Corp. (A)	36,669	1,168,274

	Shares	Value
Communications Equipment (continued)
Emulex Corp. (A) (B)	155,710	$ 1,150,697
Harmonic, Inc. (A) (B)	171,763	1,226,388
Polycom, Inc. (A) (B)	88,712	1,217,129
ShoreTel, Inc. (A) (B)	139,385	1,198,711
Computers & Peripherals - 1.0%
Lexmark International, Inc. - Class A (A)	25,411	1,176,275
Logitech International SA (A)	70,530	1,050,192
QLogic Corp. (B)	98,185	1,251,859
Construction & Engineering - 1.4%
AECOM Technology Corp. (A) (B)	36,226	1,165,390
Comfort Systems USA, Inc. - Class A (A)	71,755	1,093,546
MYR Group, Inc. (A) (B)	48,330	1,223,716
Tutor Perini Corp. (A) (B)	39,303	1,126,817
Containers & Packaging - 1.7%
Graphic Packaging Holding Co. (B)	109,243	1,109,909
Greif, Inc. - Class A (A)	20,484	1,075,205
Myers Industries, Inc. (A)	60,625	1,207,650
Silgan Holdings, Inc. (A)	24,005	1,188,728
Sonoco Products Co.	27,149	1,113,652
Diversified Consumer Services - 3.8%
Apollo Education Group, Inc. - Class A (A) (B)	34,812	1,191,963
Bridgepoint Education, Inc. (A) (B)	79,200	1,179,288
Capella Education Co. (A)	17,728	1,119,523
Career Education Corp. (B)	164,585	1,227,804
DeVry Education Group, Inc. (A)	30,776	1,304,595
ITT Educational Services, Inc. (A) (B)	38,875	1,114,935
K12, Inc. (A) (B)	52,442	1,187,811
Matthews International Corp. - Class A	28,605	1,167,370
Sotheby’s - Class A	26,790	1,166,704
Steiner Leisure, Ltd. - Class A (B)	23,415	1,082,944
Strayer Education, Inc. (A) (B)	24,874	1,154,900
Diversified Financial Services - 0.4%
PHH Corp. (B)	46,610	1,204,402
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc. (A)	17,405	1,147,338
IDT Corp. - Class B (A)	66,183	1,102,609
Inteliquent, Inc. (A)	82,130	1,193,349
Vonage Holdings Corp. (A) (B)	254,905	1,088,444
Electric Utilities - 0.7%
Hawaiian Electric Industries, Inc. (A)	41,503	1,055,006
IDACORP, Inc. (A)	21,935	1,216,735
Electrical Equipment - 1.0%
Brady Corp. - Class A	42,770	1,161,206
Encore Wire Corp.	23,600	1,144,836
General Cable Corp. (A)	40,045	1,025,552
Electronic Equipment & Instruments - 3.5%
Benchmark Electronics, Inc. (B)	48,475	1,097,959
Celestica, Inc. (B)	119,025	1,303,324
Daktronics, Inc. (A)	75,630	1,088,316
Fabrinet (B)	57,870	1,201,960
Nam Tai Electronics, Inc. (A)	192,163	1,131,840
Orbotech, Ltd. (B)	82,900	1,275,831
PC Connection, Inc. (A)	54,765	1,112,825
Plexus Corp. (A) (B)	26,100	1,045,827
Sanmina Corp. (A) (B)	68,690	1,198,640
ScanSource, Inc. (A) (B)	30,380	1,238,592
Energy Equipment & Services - 4.2%
Bristow Group, Inc. (A)	14,925	1,127,136
Exterran Holdings, Inc. (A)	26,650	1,169,402
Gulfmark Offshore, Inc. - Class A	26,110	1,173,383
Key Energy Services, Inc. (A) (B)	128,070	1,183,367
Newpark Resources, Inc. (A) (B)	105,477	1,207,712
Parker Drilling Co. (A) (B)	157,252	1,114,917

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	39,425	$ 1,248,984
Pioneer Energy Services Corp. (B)	91,290	1,182,205
SEACOR Holdings, Inc. (B)	13,525	1,168,831
Tesco Corp. - Class B (A) (B)	66,506	1,230,361
Tidewater, Inc.	24,315	1,182,195
Unit Corp. (B)	18,260	1,193,839
Food & Staples Retailing - 1.1%
Andersons, Inc. (A)	19,718	1,168,065
Roundy’s, Inc. (A)	186,720	1,284,633
Spartan Stores, Inc. (A)	49,300	1,144,253
Food Products - 1.7%
Chiquita Brands International, Inc. (A) (B)	94,370	1,174,906
Lancaster Colony Corp.	11,740	1,167,191
Omega Protein Corp. (A) (B)	95,285	1,150,090
Pilgrim’s Pride Corp. (A) (B)	58,815	1,230,410
Snyder’s-Lance, Inc.	42,315	1,192,860
Gas Utilities - 0.4%
Laclede Group, Inc. (A)	25,305	1,193,131
Health Care Equipment & Supplies - 5.4%
Alere, Inc. (A) (B)	31,130	1,069,316
Anika Therapeutics, Inc. (A) (B)	27,780	1,141,758
Conmed Corp.	23,665	1,028,244
CryoLife, Inc.	122,625	1,221,345
Greatbatch, Inc. (B)	25,260	1,159,939
Haemonetics Corp. (B)	36,455	1,188,068
Hill-Rom Holdings, Inc. (A)	28,287	1,090,181
ICU Medical, Inc. - Class B (A) (B)	17,975	1,076,343
Masimo Corp. (A) (B)	37,272	1,017,898
Meridian Bioscience, Inc. (A)	53,420	1,164,022
Natus Medical, Inc. (B)	46,460	1,198,668
NuVasive, Inc. (B)	32,251	1,238,761
OraSure Technologies, Inc. (B)	149,470	1,191,276
PhotoMedex, Inc. (A) (B)	72,579	1,148,926
Symmetry Medical, Inc. (B)	121,310	1,220,379
Thoratec Corp. (B)	31,735	1,136,430
Health Care Providers & Services - 7.9%
Addus HomeCare Corp. (A) (B)	47,735	1,100,292
Alliance HealthCare Services, Inc. (A) (B)	34,300	1,150,079
Almost Family, Inc. (A) (B)	51,955	1,200,161
Amedisys, Inc. (A) (B)	71,400	1,063,146
AMN Healthcare Services, Inc. (A) (B)	77,670	1,067,186
Amsurg Corp. - Class A (A) (B)	24,655	1,160,757
BioTelemetry, Inc. (B)	120,175	1,212,566
Centene Corp. (B)	18,670	1,162,208
Chemed Corp. (A)	13,282	1,188,075
Cross Country Healthcare, Inc. (B)	142,635	1,151,064
Ensign Group, Inc. (A)	26,800	1,169,552
Gentiva Health Services, Inc. (A) (B)	128,214	1,169,312
Hanger, Inc. (B)	35,005	1,178,968
Health Net, Inc. (B)	37,940	1,290,339
HealthSouth Corp.	33,710	1,211,200
Kindred Healthcare, Inc. (A)	51,515	1,206,481
Magellan Health Services, Inc. (B)	18,780	1,114,593
Owens & Minor, Inc. (A)	29,899	1,047,362
PharMerica Corp. (B)	42,704	1,194,858
Providence Service Corp. (A) (B)	43,291	1,224,270
Triple-S Management Corp. - Class B (A) (B)	69,387	1,119,906
VCA Antech, Inc. (B)	34,955	1,126,600
WellCare Health Plans, Inc. (B)	17,945	1,139,866
Health Care Technology - 1.0%
MedAssets, Inc. (A) (B)	45,589	1,126,504
Omnicell, Inc. (A) (B)	41,626	1,191,336
Quality Systems, Inc.	69,085	1,166,155

	Shares	Value
Hotels, Restaurants & Leisure - 1.4%
Cracker Barrel Old Country Store, Inc.	11,820	$ 1,149,377
Monarch Casino & Resort, Inc. (A) (B)	61,230	1,134,592
Ruth’s Hospitality Group, Inc. (A)	96,238	1,163,517
Wendy’s Co. (A)	131,830	1,202,290
Household Durables - 0.6%
Ethan Allen Interiors, Inc. (A)	40,535	1,031,616
Skullcandy, Inc. (A) (B)	122,495	1,124,504
Insurance - 2.4%
American Equity Investment Life Holding Co. (A)	46,340	1,094,551
Argo Group International Holdings, Ltd.	24,250	1,113,075
Aspen Insurance Holdings, Ltd. (A)	30,180	1,198,146
Greenlight Capital Re, Ltd. - A Shares (B)	34,975	1,147,180
Hanover Insurance Group, Inc.	18,960	1,164,902
Navigators Group, Inc. (A) (B)	17,785	1,091,821
United Fire Group, Inc. (A)	41,860	1,270,451
Internet & Catalog Retail - 0.7%
NutriSystem, Inc. (A)	76,470	1,152,403
PetMed Express, Inc. (A)	83,259	1,116,503
Internet Software & Services - 1.0%
Constant Contact, Inc. (B)	43,870	1,073,060
Conversant, Inc. (B)	43,145	1,214,532
Monster Worldwide, Inc. (B)	157,855	1,180,755
IT Services - 3.0%
Convergys Corp. (A)	57,430	1,258,291
CSG Systems International, Inc. (A)	41,733	1,086,727
DST Systems, Inc.	12,215	1,157,860
Euronet Worldwide, Inc. (A) (B)	25,608	1,065,037
ExlService Holdings, Inc. (B)	38,375	1,186,171
Lionbridge Technologies, Inc. (B)	162,750	1,092,052
ManTech International Corp. - Class A (A)	40,872	1,202,046
Sykes Enterprises, Inc. (A) (B)	53,263	1,058,336
TeleTech Holdings, Inc. (B)	48,310	1,184,078
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. (A)	24,645	1,177,784
Smith & Wesson Holding Corp. (B)	83,780	1,224,864
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (A) (B)	154,635	1,102,548
Charles River Laboratories International, Inc. (B)	20,045	1,209,515
ICON PLC (B)	24,775	1,178,051
Nordion, Inc. (B)	110,210	1,269,619
PAREXEL International Corp. (B)	21,860	1,182,408
Machinery - 1.0%
Hyster-Yale Materials Handling, Inc.	11,890	1,159,275
ITT Corp.	28,300	1,210,108
NN, Inc.	60,025	1,182,492
Marine - 0.3%
Matson, Inc. (A)	47,110	1,163,146
Media - 0.7%
Harte-Hanks, Inc. (A)	134,150	1,185,886
Scholastic Corp. (A)	34,750	1,198,180
Metals & Mining - 1.7%
Commercial Metals Co. (A)	57,984	1,094,738
Materion Corp. (A)	34,592	1,173,707
Schnitzer Steel Industries, Inc. - Class A (A)	39,530	1,140,440
Steel Dynamics, Inc.	63,750	1,134,113
U.S. Steel Corp. (A)	42,728	1,179,720
Multi-Utilities - 0.7%
Avista Corp. (A)	41,375	1,268,144
Vectren Corp.	30,066	1,184,299

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Multiline Retail - 0.3%
Fred’s, Inc. - Class A (A)	64,550	$ 1,162,546
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (B)	282,130	1,117,235
Alon USA Energy, Inc. (A)	79,578	1,188,895
Alpha Natural Resources, Inc. (A) (B)	265,880	1,129,990
Arch Coal, Inc. (A)	247,625	1,193,553
Bill Barrett Corp. (B)	44,860	1,148,416
Gran Tierra Energy, Inc. (A) (B)	155,855	1,165,795
Knightsbridge Tankers, Ltd.	85,225	1,154,799
PBF Energy, Inc. - Class A	45,110	1,163,838
Pengrowth Energy Corp.	180,385	1,096,741
REX American Resources Corp. - Class A (B)	19,525	1,113,901
Stone Energy Corp. (A) (B)	28,040	1,176,839
Tsakos Energy Navigation, Ltd.	145,330	1,127,761
Vaalco Energy, Inc. (B)	151,830	1,298,146
Warren Resources, Inc. (A) (B)	241,405	1,158,744
Paper & Forest Products - 0.7%
Domtar Corp.	10,573	1,186,502
Neenah Paper, Inc. (A)	22,415	1,159,304
Personal Products - 0.3%
USANA Health Sciences, Inc. (A) (B)	14,744	1,110,813
Pharmaceuticals - 0.7%
Pozen, Inc. (A) (B)	142,995	1,143,960
Questcor Pharmaceuticals, Inc. (A)	16,670	1,082,383
Professional Services - 2.0%
CBIZ, Inc. (A) (B)	130,830	1,198,403
FTI Consulting, Inc. (A) (B)	30,320	1,010,869
ICF International, Inc. (B)	28,992	1,154,172
Insperity, Inc.	38,785	1,201,559
Kelly Services, Inc. - Class A (A)	49,443	1,173,282
Navigant Consulting, Inc. (A) (B)	61,527	1,148,094
Real Estate Investment Trusts - 6.7%
Agree Realty Corp. (A)	40,050	1,217,920
Anworth Mortgage Asset Corp.	228,320	1,132,467
Brandywine Realty Trust (A)	79,746	1,153,127
Cedar Realty Trust, Inc. (A)	188,367	1,150,922
Corporate Office Properties Trust (A)	44,517	1,185,933
DuPont Fabros Technology, Inc. (A)	43,544	1,048,104
Dynex Capital, Inc. (A)	139,845	1,251,613
EPR Properties	21,130	1,128,131
Franklin Street Properties Corp. (A)	89,571	1,128,595
Government Properties Income Trust (A)	45,755	1,153,026
Home Properties, Inc. (A)	18,640	1,120,637
Inland Real Estate Corp. (A)	106,489	1,123,459
Investors Real Estate Trust	123,407	1,108,195
Mack-Cali Realty Corp.	52,103	1,083,221
MFA Financial, Inc.	147,750	1,145,063
Omega Healthcare Investors, Inc.	33,765	1,131,803
Piedmont Office Realty Trust, Inc. - Class A (A)	69,195	1,186,694
Redwood Trust, Inc.	58,580	1,188,002
Resource Capital Corp. (A)	193,577	1,078,224
Winthrop Realty Trust (A)	90,985	1,054,516
Road & Rail - 1.4%
Arkansas Best Corp. (A)	31,770	1,173,901
Landstar System, Inc.	19,490	1,154,198
Marten Transport, Ltd. (A)	56,288	1,211,318
USA Truck, Inc. (A) (B)	81,475	1,199,312
Semiconductors & Semiconductor Equipment - 3.7%
Brooks Automation, Inc. - Class A (A)	102,205	1,117,101
Cabot Microelectronics Corp. - Class A (A) (B)	26,344	1,159,136

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc. (A) (B)	56,045	$ 1,113,614
Integrated Device Technology, Inc. (B)	94,045	1,150,170
International Rectifier Corp. (A) (B)	42,520	1,165,048
Intersil Corp. - Class A	88,220	1,139,803
Lattice Semiconductor Corp. (A) (B)	157,250	1,232,840
MKS Instruments, Inc. (A)	39,425	1,178,413
PMC-Sierra, Inc. (B)	152,435	1,160,030
Silicon Image, Inc. (B)	170,445	1,176,071
Ultra Clean Holdings, Inc. (B)	81,780	1,075,407
Software - 0.7%
Netscout Systems, Inc. (A) (B)	31,360	1,178,509
Rovi Corp. (B)	49,357	1,124,352
Specialty Retail - 2.7%
Aaron’s, Inc. (A)	39,460	1,193,271
Brown Shoe Co., Inc. (A)	41,985	1,114,282
Buckle, Inc. (A)	25,915	1,186,907
Children’s Place Retail Stores, Inc. (A)	21,440	1,067,926
Guess?, Inc. (A)	38,351	1,058,488
Haverty Furniture Cos., Inc. (A)	38,620	1,147,014
hhgregg, Inc. (A) (B)	115,853	1,113,347
Kirkland’s, Inc. (A) (B)	65,480	1,210,725
Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	14,315	1,183,135
Deckers Outdoor Corp. (B)	14,820	1,181,598
Iconix Brand Group, Inc. (B)	28,710	1,127,442
Skechers U.S.A., Inc. - Class A (B)	33,480	1,223,359
Unifi, Inc. (A) (B)	48,310	1,114,512
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp, Inc. (B)	53,020	1,178,104
Home Loan Servicing Solutions, Ltd. (A)	54,195	1,170,612
Trading Companies & Distributors - 0.7%
Aceto Corp. (A)	61,990	1,245,379
Watsco, Inc.	12,320	1,230,892
Transportation Infrastructure - 0.4%
Aegean Marine Petroleum Network, Inc.	121,885	1,201,786
Wireless Telecommunication Services - 0.4%
USA Mobility, Inc.	67,640	1,229,019

Total Common Stocks (cost $303,436,366)		333,537,681

MASTER LIMITED PARTNERSHIP - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alliance Resource Partners, LP	13,520	1,137,573

Total Master Limited Partnership (cost $1,023,057)		1,137,573

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	86,838,044	86,838,044

Total Securities Lending Collateral (cost $86,838,044)		86,838,044

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $3,756,682 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $3,833,063.	$ 3,756,680	3,756,680

Total Repurchase Agreement (cost $3,756,680)		3,756,680

Total Investment Securities (cost $395,054,147) (D)		425,269,978
Other Assets and Liabilities - Net - (25.6)%		(86,780,878)

Net Assets - 100.0%		$ 338,489,100

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$333,537,681	$—	$—	$333,537,681
Master Limited Partnership	1,137,573	—	—	1,137,573
Securities Lending Collateral	86,838,044	—	—	86,838,044
Repurchase Agreement	—	3,756,680	—	3,756,680

Total Investment Securities	$421,513,298	$3,756,680	$—	$425,269,978

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $84,528,158. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $395,054,147. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $36,791,197 and $6,575,366, respectively. Net unrealized appreciation for tax purposes is $30,215,831.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 0.9%
KEYW Holding Corp. (A) (B)	33,870	$ 633,708
Auto Components - 1.1%
Dorman Products, Inc. (A) (B)	13,190	779,001
Commercial Banks - 9.8%
Bank of the Ozarks, Inc. (A)	16,070	1,093,724
Home Bancshares, Inc.	22,920	788,906
Iberiabank Corp. (A)	29,890	2,096,784
PrivateBancorp, Inc. - Class A (A)	65,780	2,006,948
Texas Capital Bancshares, Inc. (A) (B)	16,700	1,084,498
Commercial Services & Supplies - 3.0%
Healthcare Services Group, Inc. (A)	74,070	2,152,474
Communications Equipment - 1.6%
Aruba Networks, Inc. (A) (B)	63,420	1,189,125
Diversified Consumer Services - 1.4%
Capella Education Co. (A)	16,434	1,037,807
Diversified Financial Services - 1.7%
MarketAxess Holdings, Inc. (A)	20,110	1,190,914
Electrical Equipment - 3.0%
EnerSys, Inc. (A)	31,230	2,163,927
Electronic Equipment & Instruments - 1.5%
InvenSense, Inc. - Class A (A) (B)	46,250	1,094,738
Energy Equipment & Services - 1.2%
Pacific Drilling SA (A) (B)	77,189	839,816
Food & Staples Retailing - 1.2%
Fresh Market, Inc. (A) (B)	25,929	871,214
Food Products - 2.7%
J&J Snack Foods Corp.	7,780	746,647
TreeHouse Foods, Inc. (A) (B)	17,178	1,236,644
Health Care Equipment & Supplies - 2.4%
Cantel Medical Corp. (A)	27,821	938,124
Neogen Corp. (A) (B)	17,257	775,702
Health Care Providers & Services - 5.0%
Air Methods Corp. (A) (B)	26,500	1,415,895
Centene Corp. (A) (B)	34,850	2,169,412
Health Care Technology - 1.7%
Medidata Solutions, Inc. (A) (B)	22,100	1,200,914
Hotels, Restaurants & Leisure - 4.7%
Krispy Kreme Doughnuts, Inc. (A) (B)	49,880	884,372
Red Robin Gourmet Burgers, Inc. (A) (B)	18,840	1,350,451
Sonic Corp. (A) (B)	52,240	1,190,550
Household Durables - 1.3%
Meritage Homes Corp. (A) (B)	21,770	911,728
Insurance - 1.6%
Hilltop Holdings, Inc. (A) (B)	47,110	1,120,747
Internet Software & Services - 5.0%
Envestnet, Inc. (B)	25,920	1,041,466
OpenTable, Inc. (A) (B)	17,970	1,382,432
SPS Commerce, Inc. (A) (B)	19,120	1,174,924
IT Services - 3.4%
MAXIMUS, Inc. - Class A	54,140	2,428,720
Life Sciences Tools & Services - 5.0%
Cambrex Corp. (B)	37,160	701,209
ICON PLC (B)	29,030	1,380,376
PAREXEL International Corp. (B)	28,340	1,532,911
Machinery - 3.5%
Chart Industries, Inc. (A) (B)	10,940	870,277

	Shares	Value
Machinery (continued)
Proto Labs, Inc. (A) (B)	8,640	$ 584,669
Wabash National Corp. (A) (B)	80,000	1,100,800
Oil, Gas & Consumable Fuels - 4.3%
Matador Resources Co. (A) (B)	64,680	1,584,013
PDC Energy, Inc. (A) (B)	24,830	1,545,916
Personal Products - 1.4%
Inter Parfums, Inc. (A)	27,690	1,002,655
Pharmaceuticals - 4.1%
Akorn, Inc. - Class A (A) (B)	72,340	1,591,480
Lannett Co., Inc. (B)	20,040	715,829
Prestige Brands Holdings, Inc. (B)	22,750	619,937
Professional Services - 1.5%
Advisory Board Co. (A) (B)	17,220	1,106,385
Road & Rail - 1.5%
Saia, Inc. (B)	27,710	1,058,799
Semiconductors & Semiconductor Equipment - 2.5%
Applied Micro Circuits Corp. (A) (B)	96,229	952,667
Ceva, Inc. (A) (B)	47,460	833,398
Software - 6.0%
Ellie Mae, Inc. (A) (B)	48,254	1,391,645
FleetMatics Group PLC (A) (B)	18,660	624,177
Imperva, Inc. (A) (B)	25,750	1,434,275
QLIK Technologies, Inc. (B)	33,750	897,413
Specialty Retail - 5.1%
Asbury Automotive Group, Inc. (A) (B)	21,200	1,172,572
Express, Inc. (A) (B)	38,360	609,157
Group 1 Automotive, Inc. (A)	11,120	730,139
Pier 1 Imports, Inc. (A)	63,070	1,190,762
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (A) (B)	8,580	684,083
G-III Apparel Group, Ltd. (A) (B)	12,380	886,161
Steven Madden, Ltd. - Class B (B)	31,288	1,125,742
Trading Companies & Distributors - 1.5%
Beacon Roofing Supply, Inc. (A) (B)	27,130	1,048,846
Transportation Infrastructure - 2.0%
WESCO Aircraft Holdings, Inc. (B)	66,070	1,454,201

Total Common Stocks (cost $57,012,467)		69,422,806

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	18,457,667	18,457,667

Total Securities Lending Collateral (cost $18,457,667)		18,457,667

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.01% (C), dated 03/31/2014, to be repurchased at $3,027,608 on 04/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $3,090,364.	$ 3,027,607	3,027,607

Total Repurchase Agreement (cost $3,027,607)		3,027,607

Total Investment Securities (cost $78,497,741) (D)		90,908,080
Other Assets and Liabilities - Net - (26.1)%		(18,823,765)

Net Assets - 100.0%		$ 72,084,315

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Common Stocks	$69,422,806	$—	$—	$69,422,806
Securities Lending Collateral	18,457,667	—	—	18,457,667
Repurchase Agreement	—	3,027,607	—	3,027,607

Total Investment Securities	$87,880,473	$3,027,607	$—	$90,908,080

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,016,528. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $78,497,741. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,839,688 and $1,429,349, respectively. Net unrealized appreciation for tax purposes is $12,410,339.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.9%
Canada - 1.5%
Suncor Energy, Inc., 2.16% (A)	261,000	$ 9,115,522
Germany - 0.4%
Volkswagen AG, 1.85% (A)	11,000	2,850,495

Total Convertible Preferred Stocks (cost $11,887,373)		11,966,017

PREFERRED STOCKS - 4.1%
Brazil - 1.2%
Investimentos Itau SA, 4.23% (A)	1,752,700	7,145,207
Korea, Republic of - 2.4%
Samsung Electronics Co., Ltd., 1.38% (A)	15,086	14,980,414
Russian Federation - 0.5%
Sberbank of Russia, 4.56% (A) (B)	1,748,313	3,355,286

Total Preferred Stocks (cost $25,728,105)		25,480,907

COMMON STOCKS - 92.3%
Australia - 2.4%
APA Group	901,381	5,375,101
Asciano, Ltd.	1,061,213	5,117,680
Challenger Financial Services Group, Ltd.	767,839	4,557,403
Brazil - 0.9%
Localiza Rent a Car SA	399,000	5,838,167
Canada - 2.6%
Fairfax Financial Holdings, Ltd.	18,600	8,075,984
Horizon North Logistics, Inc.	327,700	2,478,129
Ithaca Energy, Inc. (C)	1,187,600	2,954,229
Newalta Corp.	163,000	2,969,534
Denmark - 2.2%
Carlsberg A/S - Class B	71,177	7,079,152
Danske Bank A/S - Class R	239,753	6,680,267
France - 8.7%
Arkema SA	53,895	6,103,220
Cie Generale des Etablissements Michelin - Class B	50,738	6,345,448
GDF Suez	130,000	3,556,816
Rexel SA	220,124	5,775,467
Sanofi	89,001	9,279,291
Total SA	85,140	5,583,151
Veolia Environnement SA	227,570	4,502,028
Vinci SA	91,256	6,777,500
Vivendi SA	223,003	6,211,988
Germany - 4.7%
Adidas AG	32,641	3,531,776
Allianz SE - Class A	36,902	6,237,825
Bayer AG	29,031	3,926,664
Merck KGaA	18,100	3,048,360
Metro AG	112,824	4,604,671
Siemens AG - Class A	57,487	7,737,541
Greece - 1.0%
Piraeus Bank SA (C)	2,380,509	6,559,014
Hong Kong - 9.7%
Cheung Kong Holdings, Ltd.	566,000	9,376,781
China Mobile, Ltd.	836,500	7,656,997
First Pacific Co., Ltd.	4,860,000	4,824,599
Fosun International, Ltd. (D)	6,183,000	7,764,123
Guangdong Investment, Ltd. (D)	5,484,000	5,267,298
HSBC Holdings PLC	691,600	7,003,826
Newocean Energy Holdings, Ltd. (D)	2,960,000	2,289,693

	Shares	Value
Hong Kong (continued)
Shenzhen Expressway Co., Ltd. - Class H	6,842,000	$ 3,104,988
Shun Tak Holdings, Ltd.	4,786,000	2,468,124
Sinotrans, Ltd. - Class H	8,250,000	4,126,861
SJM Holdings, Ltd.	2,459,000	6,911,133
Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	5,100,000	4,335,913
Ireland - 1.6%
Ryanair Holdings PLC - ADR (C)	100,800	5,928,048
Smurfit Kappa Group PLC - Class B	172,115	4,173,209
Israel - 1.0%
Israel Corp., Ltd. (C)	10,837	6,046,968
Italy - 2.8%
ENI SpA - Class B	392,315	9,842,006
Pirelli & C. SpA	191,173	3,002,411
Prysmian SpA	189,638	4,718,260
Japan - 14.7%
Aisin Seiki Co., Ltd.	142,700	5,150,003
Daito Trust Construction Co., Ltd.	31,800	2,942,613
Denki Kagaku Kogyo KK	963,000	3,302,834
FUJIFILM Holdings Corp.	279,600	7,506,386
Fukuoka Financial Group, Inc. - Class A	953,000	3,914,857
Hitachi, Ltd. (D)	1,176,000	8,681,994
Japan Airlines Co., Ltd.	104,200	5,128,479
Kirin Holdings Co., Ltd.	354,000	4,904,520
Komatsu, Ltd.	149,100	3,088,464
Kuraray Co., Ltd. (D)	383,400	4,383,200
Mitsubishi Corp. (D)	318,900	5,919,802
MS&AD Insurance Group Holdings (D)	206,200	4,722,732
Nippon Telegraph & Telephone Corp.	143,300	7,801,218
Nitori Holdings Co., Ltd.	113,300	4,912,246
ORIX Corp. (C)	433,300	6,099,742
Resona Holdings, Inc.	1,074,000	5,192,327
Sony Corp. (D)	216,500	4,136,395
USS Co., Ltd.	304,400	4,273,367
Korea, Republic of - 0.7%
Industrial Bank of Korea	125,000	1,585,326
Kangwon Land, Inc.	98,170	2,859,007
Malaysia - 1.1%
DRB-Hicom Bhd	3,598,800	2,722,106
Genting Bhd	1,422,000	4,354,616
Mexico - 1.0%
Alpek SA de CV - Class A	1,503,000	2,677,782
Grupo Aeroportuario del Centro Norte Sab de CV - Class B (C)	978,420	3,549,306
Netherlands - 4.6%
Delta Lloyd NV	171,934	4,766,904
Heineken Holding NV - Class A	58,944	3,805,634
Koninklijke Ahold NV	147,692	2,966,567
Koninklijke Boskalis Westminster NV	88,594	4,878,398
Koninklijke Philips NV	264,771	9,303,246
Wolters Kluwer NV	106,207	2,996,552
Philippines - 0.9%
LT Group, Inc.	14,130,300	5,495,204
Russian Federation - 1.3%
Lukoil OAO - ADR	144,980	8,108,007
Singapore - 0.9%
Noble Group, Ltd.	5,945,000	5,600,465
South Africa - 0.7%
Kumba Iron Ore, Ltd. (D)	122,241	4,388,972
Spain - 0.9%
Amadeus IT Holding SA - Class A (D)	131,487	5,461,462
Sweden - 3.6%
Investor AB - Class B	231,981	8,394,226

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

	Shares	Value
Sweden (continued)
Svenska Cellulosa AB SCA - Class B	190,997	$ 5,621,638
Telefonaktiebolaget LM Ericsson - Class B	618,900	8,242,693
Switzerland - 4.6%
Galenica AG (D)	2,939	2,844,086
GAM Holding AG (C)	267,777	4,831,224
Nestle SA	72,664	5,470,040
Novartis AG	113,315	9,613,285
UBS AG - Class A (C)	288,574	5,960,479
Taiwan - 1.4%
ChipMOS Technologies, Inc.	3,200,000	3,957,376
Yuanta Financial Holding Co., Ltd.	9,750,000	4,914,621
Thailand - 0.6%
Bangkok Bank PCL	711,900	3,917,206
Turkey - 0.7%
Tofas Turk Otomobil Fabrikasi AS	763,035	4,332,792
United Kingdom - 14.3%
Admiral Group PLC	177,839	4,233,796
BHP Billiton PLC - ADR (D)	122,800	7,584,128
BP PLC - ADR	148,700	7,152,470
British Sky Broadcasting Group PLC	375,260	5,711,863
E Talon Group, Ltd. - GDR, Reg S (C)	459,986	1,789,346
IG Group Holdings PLC	314,000	3,284,869
Imperial Tobacco Group PLC	125,294	5,061,257
Inchcape PLC	593,788	6,394,972
ITE Group PLC	530,000	1,687,656
Johnson Matthey PLC	56,832	3,099,190
Kingfisher PLC	888,320	6,240,777
National Grid PLC - Class B	484,284	6,636,615
Resolution, Ltd.	836,853	4,168,737
Rexam PLC	780,005	6,330,276
Sistema JSFC - GDR, Reg S (D)	150,509	3,387,958
TMK OAO - GDR, Reg S	396,907	3,472,936
Unilever PLC	240,958	10,287,874
Vodafone Group PLC	864,394	3,174,689
United States - 2.0%
Copa Holdings SA - Class A	12,000	1,742,280
Flextronics International, Ltd. (C)	591,700	5,467,308
Noble Corp. PLC	160,800	5,264,592

Total Common Stocks (cost $549,850,011)		577,601,632

SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	45,897,318	45,897,318

Total Securities Lending Collateral (cost $45,897,318)		45,897,318

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (A), dated 03/31/2014, to be repurchased at $8,650,755 on 04/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 03/20/2028 - 02/15/2041, and with a total value of $8,828,781.	$ 8,650,753	8,650,753

Total Repurchase Agreement (cost $8,650,753)		8,650,753

Total Investment Securities (cost $642,013,560) (E)		669,596,627
Other Assets and Liabilities - Net - (7.0)%		(43,832,826)

Net Assets - 100.0%		$ 625,763,801

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	7.4%	$49,689,229
Oil, Gas & Consumable Fuels	6.7	45,045,078
Insurance	4.8	32,205,978
Pharmaceuticals	4.3	28,711,686
Chemicals	3.8	25,613,194
Electronic Equipment & Instruments	3.2	21,655,688
Beverages	3.2	21,284,510
Diversified Financial Services	3.1	21,061,097
Metals & Mining	3.0	19,737,223
Industrial Conglomerates	2.9	19,508,911
Semiconductors & Semiconductor Equipment	2.8	18,937,790
Trading Companies & Distributors	2.6	17,295,734
Media	2.5	16,608,059
Food Products	2.4	15,757,914
Capital Markets	2.4	15,706,324
Specialty Retail	2.3	15,426,390
Multi-Utilities	2.2	14,695,459
Auto Components	2.2	14,497,862
Wireless Telecommunication Services	2.1	14,219,644
Hotels, Restaurants & Leisure	2.1	14,124,756
Real Estate Management & Development	2.1	14,108,740
Airlines	1.9	12,798,807
Construction & Engineering	1.7	11,655,898
Road & Rail	1.6	10,955,847
Transportation Infrastructure	1.6	10,781,155
Containers & Packaging	1.6	10,503,485
Automobiles	1.5	9,905,393
Energy Equipment & Services	1.3	8,737,528
Communications Equipment	1.2	8,242,693
Diversified Telecommunication Services	1.2	7,801,218
Food & Staples Retailing	1.1	7,571,238
Distributors	1.0	6,394,972
Consumer Finance	0.9	6,099,742
Household Products	0.8	5,621,638
IT Services	0.8	5,461,462
Commercial Services & Supplies	0.8	5,447,663
Gas Utilities	0.8	5,375,101
Water Utilities	0.8	5,267,298
Tobacco	0.8	5,061,257
Electrical Equipment	0.7	4,718,260
Household Durables	0.6	4,136,395
Textiles, Apparel & Luxury Goods	0.5	3,531,776
Machinery	0.5	3,088,464

Investment Securities, at Value	91.8	615,048,556
Short-Term Investments	8.2	54,548,071

Total Investments	100.0%	$669,596,627

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks	$9,115,522	$2,850,495	$—	$11,966,017
Preferred Stocks	7,145,207	18,335,700	—	25,480,907
Common Stocks	78,440,204	499,161,428	—	577,601,632
Securities Lending Collateral	45,897,318	—	—	45,897,318
Repurchase Agreement	—	8,650,753	—	8,650,753

Total Investment Securities	$140,598,251	$528,998,376	$—	$669,596,627

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2014.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $3,355,286, or 0.54% of the portfolio’s net assets.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $43,613,852. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Aggregate cost for federal income tax purposes is $642,013,560. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,921,659 and $21,338,592, respectively. Net unrealized appreciation for tax purposes is $27,583,067.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. As of the period ended March 31, 2014, securities with fair market value of $3,355,286 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Notes to Schedules of Investments

At March 31, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (each, a “Portfolio”; and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management, Inc. (“TAM”) family of mutual funds is a significant shareholder of the Navigator as of March 31, 2014. No individual portfolio has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at March 31, 2014 are shown on a gross basis in the Schedules of Investments.

Repurchase agreements: In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at March 31, 2014 are shown on a gross basis in the Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2014 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 1. (continued)

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open option and swaption contracts at March 31, 2014 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at March 31, 2014 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 1. (continued)

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

The open OTC and centrally cleared swap agreements at March 31, 2014 are listed in the Schedules of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2014 are included in the Schedules of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2014.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 1. (continued)

Delayed delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at March 31, 2014 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2014 are listed in the Schedules of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2014

(unaudited)

NOTE 2. (continued)

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2014, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	March 31, 2014 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	May 23, 2014

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	May 23, 2014